As filed with the Securities and Exchange Commission on January 28, 2009

===============================================================================

                                           1933 Act Registration No. 333-143964
                                            1940 Act Registration No. 811-21944


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 13                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 16                                                            [X]


                       FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)
                             120 East Liberty Drive
                             Wheaton, Illinois 60187
               (Address of Principal Executive Offices) (Zip Code)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                     W. Scott Jardine, Esq., Secretary First
                          Trust Exchange-Traded Fund II
                            First Trust Advisors L.P.
                             120 East Liberty Drive
                             Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                             Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on January 30, 2009 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                   CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13

         This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

         The Facing Sheet

         Part A - Prospectus for First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust ISE Global Wind Energy Index Fund

         Part B - Statement of Additional Information for First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust ISE Global Wind Energy Index Fund

         Part C - Other Information

         Signatures

         Index to Exhibits

         Exhibits

[LOGO OMITTED]   FIRST TRUST                FIRST TRUST
                                            EXCHANGE-TRADED FUND II
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                First Trust Dow Jones Global Select Dividend Index Fund

                First Trust Dow Jones STOXX(R) European Select
                Dividend Index Fund

                First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

                First Trust ISE Global Wind Energy Index Fund









----------------
January 30, 2009
----------------


Front Cover


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                           [BLANK INSIDE FRONT COVER]

                       FIRST TRUST EXCHANGE-TRADED FUND II

                                   PROSPECTUS

                                January 30, 2009

First Trust Exchange-Traded Fund II (the "Trust") is a registered management investment company that consists of First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (formerly known as First Trust DJ STOXX(R) Select Dividend 30 Index Fund), First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust ISE Global Wind Energy Index Fund (each, a "Fund" and collectively, the "Funds"), each a separate exchange-traded index fund. First Trust Advisors L.P. ("First Trust") is the investment adviser to each Fund.

The shares of each Fund ("Shares") are listed on the NYSE Arca, Inc. (the "NYSE Arca" or the "Exchange"), an affiliate of NYSE Euronext. Market prices may differ to some degree from the net asset value ("NAV") of the Shares. Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis, at NAV, only in large specified blocks each consisting of 50,000 Shares (each block of Shares issued and redeemed, called a "Creation Unit" and collectively, the "Creation Units"). Each Fund's Creation Units are issued and redeemed principally in-kind for securities included in the applicable Fund.

EXCEPT WHEN AGGREGATED IN CREATION UNITS, THE SHARES ARE NOT REDEEMABLE SECURITIES OF THE FUNDS.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                        NOT FDIC INSURED. MAY LOSE VALUE.

                               NO BANK GUARANTEE.

                                TABLE OF CONTENTS

Introduction..............................................................    3
Who Should Invest in the Funds............................................    3
Principal Investment Risks................................................    3
First Trust Dow Jones Global Select Dividend Index Fund...................   10
First Trust Dow Jones STOXX(R) European Select Dividend Index Fund........   15
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund................   20
First Trust ISE Global Wind Energy Index Fund.............................   27
Additional Investment Strategies..........................................   31
Additional Risks of Investing in the Funds................................   31
Fund Organization.........................................................   32
Management of the Funds...................................................   32
How to Buy and Sell Shares................................................   33
Creations, Redemptions and Transaction Fees...............................   34
Dividends, Distributions and Taxes........................................   36
Federal Tax Matters.......................................................   36
Distribution Plan.........................................................   38
Net Asset Value...........................................................   39
Fund Service Providers....................................................   40
Intra-Day Portfolio Calculators...........................................   40
Index Providers...........................................................   40
Disclaimers...............................................................   41
Premium/Discount Information..............................................   42
Total Return Information..................................................   44
Financial Highlights......................................................   45
Other Information.........................................................   48

                                  INTRODUCTION

Each Fund is a series of the Trust, an investment company and an exchange-traded "index fund." The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before each Fund's fees and expenses) of such Fund's corresponding equity index (each Fund's corresponding equity index is referred to herein as an "Index," and collectively, as the "Indices;" the provider of each Fund's Index is referred to herein as an "Index Provider" and collectively, as the "Index Providers").


                         WHO SHOULD INVEST IN THE FUNDS

The Funds are designed for investors who seek a relatively low-cost approach for investing in a portfolio of equity securities of companies in the applicable Index. The Funds may be suitable for long-term investment in the markets represented by the applicable Index and may also be used as an asset allocation tool or as a speculative trading instrument.


                           PRINCIPAL INVESTMENT RISKS

Risk is inherent in all investing. The Shares of the Funds will change in value, and loss of money is a risk of investing in the Funds. Many factors may affect the value of an investment in a Fund, including market conditions, interest rates and other economic, political or financial events. A Fund's response to such events will depend upon the types of securities in which the Fund invests, the level of investment in particular issuers, and other factors, including the financial condition, industry, economic sector and location of such issuers. A Fund's NAV will fluctuate daily based upon these variations. A Fund may not achieve its investment objective. An investment in a Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The factors most likely to have a significant impact on a Fund's portfolio are called "principal risks." The principal risks for each Fund are noted in each Fund's description and described below. Some risks apply to all Funds, while others are specific to the investment strategies of certain Funds, as indicated below. The Statement of Additional Information ("SAI") contains additional information about the Funds, their investment strategies and related risks. Each Fund may be subject to risks in addition to those identified as principal risks.

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Market Risk
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All Funds                           One of the principal risks of investing in
                                    each Fund is market risk. Market risk is the risk that a particular stock owned by a Fund, Shares of a Fund or stocks in general may fall in value. Shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. In 2008 and 2009, securities markets were significantly negatively affected by the financial crisis that initially resulted from the downturn in the subprime mortgage market in the United States. The potential impact of the financial crisis on securities markets have proven to be significant and may be long-lasting and may have a substantial impact on the value of a Fund.

                                    Furthermore, the war and political
                                    instability in certain regions of the world,
                                    such as the Middle East and Afghanistan, and
                                    terrorist attacks in the United States and
                                    around the world may have resulted in market
                                    volatility, which may have long term effects
                                    on the U.S. and worldwide financial markets
                                    and may cause further economic uncertainties
                                    in the United States and worldwide. The
                                    Funds do not know how long the securities
                                    markets will continue to be affected by
                                    these events and cannot predict the effects
                                    of similar events in the future on the U.S.
                                    economy and worldwide securities markets.
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Index Tracking Risk
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All                                 Funds You should anticipate that the value
                                    of the Shares will decline, more or less, in
                                    correlation with any decline in the value of
                                    the Index.
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                                       3

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Non-Correlation Risk
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All Funds                           A Fund's return may not match the return of
                                    the Index for a number of reasons. For
                                    example, a Fund incurs operating expenses not applicable to the Index, and may incur costs in buying and selling securities, especially when rebalancing a Fund's portfolio holdings to reflect changes in the composition of the Index. In addition, a Fund's portfolio holdings may not exactly replicate the securities included in the Index or the ratios between the securities included in the Index.

                                    A Fund may not be fully invested at times,
                                    either as a result of cash flows into the
                                    Fund or reserves of cash held by the Fund to
                                    meet redemptions and expenses. If a Fund
                                    utilizes a sampling approach or uses futures
                                    or other derivative instruments, its return
                                    may not correlate as well with the return of
                                    the Index, as would be the case if it
                                    purchased all of the stocks in the Index
                                    with the same weightings as the Index. While
                                    First Trust seeks to have a correlation of
                                    0.95 or better, before fees and expenses,
                                    between a Fund's performance and the
                                    performance of the Index, there can be no
                                    assurance that a Fund will be able to
                                    achieve such a correlation. Accordingly, a
                                    Fund's performance may correlate to a lesser
                                    extent and may possibly vary substantially
                                    from the performance of the Index.
--------------------------------------------------------------------------------


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Replication Management Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund is also exposed to additional
                                    market risk due to its policy of investing
                                    principally in the securities included in
                                    the Index. As a result of this policy,
                                    securities held by a Fund will generally not
                                    be bought or sold in response to market
                                    fluctuations and the securities may be
                                    issued by companies concentrated in a
                                    particular industry. Therefore, a Fund will
                                    generally not sell a stock because the
                                    stock's issuer is in financial trouble,
                                    unless that stock is removed or is
                                    anticipated to be removed from the Index.
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Intellectual Property Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund relies on a license and related
                                    sublicense that permits the Fund to use its
                                    corresponding equity index and associated
                                    trade names and trademarks (the
                                    "Intellectual Property") in connection with
                                    the name and investment strategies of the
                                    Fund. Such license and related sublicense
                                    may be terminated by the Index Provider and,
                                    as a result, the Fund may lose its ability
                                    to use the Intellectual Property. There is
                                    also no guarantee that the Index Provider
                                    has all rights to license the Intellectual
                                    Property to First Trust and the Trust, on
                                    behalf of each Fund. Accordingly, in the
                                    event the license is terminated or the Index
                                    Provider does not have rights to license the
                                    Intellectual Property, it may have a
                                    significant effect on the operation of the
                                    Fund.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Issuer Specific Changes Risk
--------------------------------------------------------------------------------
All Funds The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.
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Concentration Risk
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All                                 Funds A Fund will be concentrated in the
                                    securities of a given industry if the Index
                                    is concentrated in such industry. A
                                    concentration makes the Fund more
                                    susceptible to any single occurrence
                                    affecting the industry and may subject the
                                    Fund to greater market risk than less
                                    concentrated funds.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Passive Investment Risk
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All                                 Funds Each Fund is not actively managed. The
                                    Fund may be affected by a general decline in
                                    certain market segments relating to the
                                    Index. The Fund invests in securities
                                    included in or representative of its Index
                                    regardless of their investment merit. The
                                    Fund generally will not attempt to take
                                    defensive positions in declining markets.
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                                       4

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Non-Diversification Risk
-------------------------------------------------------------------------------
All Funds                           Each Fund is classified as "non-diversified"
                                    under the Investment Company Act of 1940, as
                                    amended (the "1940 Act"). As a result, the
                                    Fund is only limited as to the percentage of
                                    its assets which may be invested in the
                                    securities of any one issuer by the
                                    diversification requirements imposed by the
                                    Internal Revenue Code of 1986, as amended
                                    (the "Code"). Because the Fund may invest a
                                    relatively high percentage of its assets in
                                    a limited number of issuers, the Fund may be
                                    more susceptible to any single economic,
                                    political or regulatory occurrence and to
                                    the financial conditions of the issuers in
                                    which it invests.
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--------------------------------------------------------------------------------
Smaller Company Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund invests in small and/or mid
                                    capitalization companies. Such companies may
                                    be more vulnerable to adverse general market
                                    or economic developments, and their
                                    securities may be less liquid and may
                                    experience greater price volatility than
                                    larger, more established companies as a
                                    result of several factors, including limited
                                    trading volumes, products or financial
                                    resources, management inexperience and less
                                    publicly available information. Accordingly,
                                    such companies are generally subject to
                                    greater market risk than larger, more
                                    established companies.
--------------------------------------------------------------------------------


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Passive Foreign Investment Company Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund invests in companies that are
                                    considered to be passive foreign investment
                                    companies ("PFICs"), which are generally
                                    certain non-U.S. corporations that receive
                                    at least 75% of their annual gross income
                                    from passive sources (such as interest,
                                    dividends, certain rents and royalties or
                                    capital gains) or that hold at least 50% of
                                    their assets in investments producing such
                                    passive income. Therefore, such Funds could
                                    be subject to U.S. federal income tax and
                                    additional interest charges on gains and
                                    certain distributions with respect to those
                                    equity interests, even if all the income or
                                    gain is distributed to its shareholders in a
                                    timely manner. Such Fund will not be able to
                                    pass through to its shareholders any credit
                                    or deduction for such taxes.
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--------------------------------------------------------------------------------
Currency Risk
--------------------------------------------------------------------------------
All                                 Funds Because each Fund's NAV is determined
                                    on the basis of U.S. dollars, you may lose
                                    money if the local currency of a foreign
                                    market depreciates against the U.S. dollar,
                                    even if the local currency value of a Fund's
                                    holdings goes up.
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--------------------------------------------------------------------------------
Depositary Receipt Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund may hold securities of certain
                                    non-U.S. and non-Canadian companies in the
                                    form of Depositary Receipts as defined
                                    below. Depositary Receipts may not
                                    necessarily be denominated in the same
                                    currency as the underlying securities into
                                    which they may be converted. The issuers of
                                    unsponsored Depositary Receipts are not
                                    obligated to disclose material information
                                    in the United States; therefore, there may
                                    be less information available regarding such
                                    issuers and there may not be a correlation
                                    between such information and the market
                                    value of the Depositary Receipts.
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                                       5

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Financials Sector Risk
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First Trust Dow Jones Global        The Fund invests in the securities of
   Select Dividend Index Fund       companies in the financials sector. Banks,
                                    thrifts and their holding companies are
First Trust Dow Jones STOXX(R)      especially subject to the adverse effects of
   European Select Dividend         economic recession; decreases in the
   Index Fund                       availability of capital; volatile interest
                                    rates; portfolio concentrations in
                                    geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business. The banking, insurance and securities industries are extensively regulated at both the federal and state level and may be adversely affected by increased regulations.

                                    Banks and thrifts face increased competition from nontraditional lending sources as regulatory changes permit new entrants to offer various financial products. Technological advances such as the Internet allow these nontraditional lending sources to cut overhead and permit the more efficient use of customer data.

                                    Recent negative developments relating to the subprime mortgage market have adversely affected credit and capital markets worldwide and reduced the willingness of lenders to extend credit, thus making borrowing on favorable terms more difficult. In addition, issuers of credit instruments and debt securities have experienced periods of extreme illiquidity and volatility. General market uncertainty and consequent repricing risk have led to market imbalances of sellers and buyers, which in turn have resulted in significant valuation uncertainties in a variety of debt securities. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many debt securities remaining illiquid and of uncertain value. These market conditions may adversely impact certain companies in the financials sector.

                                    The Fund may invest in companies that may be significantly affected by the downturn in the U.S. and world economies that began with the significant decline in the subprime mortgage lending market in the United States. Due to the downturn, subprime mortgage loans have in recent periods experienced increased rates of delinquency, foreclosure, bankruptcy and loss, and are likely to continue to be subject to interest rates that are significantly higher than those experienced by mortgage loans underwritten in a more traditional manner. The downturn in the subprime mortgage lending market and the resulting impact on the world's economies has had a significant adverse effect on the financials sector and the economy and may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of the Fund may decline in response to such developments.

                                    Brokerage firms, broker/dealers, investment banks, finance companies and mutual fund companies are also included in the financials sector. These companies compete with banks and thrifts to provide traditional financial service products, in addition to their traditional services, such as brokerage and investment advice. In addition, all financial service companies may be subject to shrinking profit margins due to new competitors, the cost of new technology and the pressure to compete globally.

                                    Companies involved in the insurance industry
                                    are engaged in underwriting, selling,
                                    distributing or placing of property and
                                    casualty, life or health insurance.
                                    Insurance company profits are affected by
                                    many factors, including interest rate
                                    movements, the imposition of premium rate
                                    caps, competition and pressure to compete
                                    globally. Property and casualty insurance
                                    profits may also be affected by weather
                                    catastrophes, such as hurricanes and
                                    earthquakes, acts of terrorism and other
                                    disasters. Life and health insurance profits
                                    may be affected by mortality rates. Already
                                    extensively regulated, insurance companies'
                                    profits may also be adversely affected by
                                    increased government regulations or tax law
                                    changes.
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                                       6

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Real Estate Investment Risk
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First Trust FTSE EPRA/NAREIT        The Fund invests in companies in the real
   Global Real Estate Index Fund    estate industry, including real estate
                                    investment trusts ("REITs"). Therefore, the
                                    Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation;
                                    changes in general and local economic
                                    conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures or operating expenses; and other economic, political or regulatory occurrences affecting companies in the real estate industry.

                                    The Fund invests in real estate companies
                                    that may be adversely impacted by the
                                    downturn in the subprime mortgage lending
                                    market in the United States. Subprime loans
                                    have higher defaults and losses than prime
                                    loans. Subprime loans also have higher
                                    serious delinquency rates than prime loans.
                                    The downturn in the subprime mortgage
                                    lending market may have far-reaching
                                    consequences into many aspects and
                                    geographic regions of the real estate
                                    business, and consequently, the value of the
                                    Fund may decline in response to such
                                    developments.
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REIT Investment Risk
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First Trust FTSE EPRA/NAREIT        In addition to risks related to investments
   Global Real Estate Index Fund    in real estate generally, investing in REITs
                                    involves certain other risks related to
                                    their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

                                    REITs are also subject to the risk that the
                                    real estate market may experience an
                                    economic downturn generally, which may have
                                    a material effect on the real estate in
                                    which the REITs invest and their underlying
                                    portfolio securities.
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Interest Rate Risk
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First Trust FTSE EPRA/NAREIT        The Fund is subject to interest rate risk.
   Global Real Estate Index Fund    Increases in interest rates typically lower
                                    the present value of a REIT's future
                                    earnings stream, and may make financing
                                    property purchases and improvements more
                                    costly. Because the market price of REIT
                                    stocks may change based upon investors'
                                    collective perceptions of future earnings,
                                    the value of the Fund will generally decline
                                    when investors anticipate or experience
                                    rising interest rates.
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Wind Energy Risk
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First Trust ISE Global Wind         The Fund invests in wind energy companies.
   Energy Index Fund                Wind energy companies can be significantly
                                    affected by obsolescence of existing
                                    technology, short product cycles, falling
                                    prices and profits, competition from new
                                    market entrants and general economic
                                    conditions. This can be significantly
                                    affected by fluctuations in energy prices
                                    and supply and demand of alternative energy
                                    fuels, energy conservation, the success of
                                    exploration projects and tax and other
                                    government regulations. Wind energy
                                    companies could be adversely affected by
                                    commodity price volatility, changes in
                                    exchange rates, imposition of import
                                    controls, increased competition, depletion
                                    of resources, technological developments and
                                    labor relations.
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                                       7

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Industrials Sector Risk
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First Trust ISE Global Wind         The Fund invests in the securities of
   Energy Index Fund                companies in the industrials sector. Many
                                    companies in this sector convert unfinished
                                    goods into finished durables used to
                                    manufacture other goods or provide services.
                                    Some industries included in this sector are
                                    electrical equipment and components,
                                    industrial products, manufactured housing
                                    and telecommunications equipment. General
                                    risks of these companies include the general
                                    state of the economy, intense competition,
                                    consolidation, domestic and international
                                    politics, excess capacity and consumer
                                    demand and spending trends. In addition,
                                    they may also be significantly affected by
                                    overall capital spending levels, economic
                                    cycles, technical obsolescence, delays in
                                    modernization, labor relations, government
                                    regulations and e-commerce initiatives.
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Utilities Sector Risk
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First Trust ISE Global Wind         The Fund invests in the securities of
   Energy Index Fund                companies in the utilities sector. General
                                    problems of issuers in the utilities sector
                                    include the imposition of rate caps,
                                    increased competition due to deregulation,
                                    the difficulty in obtaining an adequate
                                    return on invested capital or in financing
                                    large construction projects, the limitations
                                    on operations and increased costs and delays
                                    attributable to environmental considerations
                                    and the capital market's ability to absorb
                                    utility debt. In addition, taxes, government
                                    regulation, international politics, price
                                    and supply fluctuations, volatile interest
                                    rates and energy conservation may cause
                                    difficulties for utilities. All of such
                                    issuers have been experiencing certain of
                                    these problems in varying degrees.
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Liquidity Risk
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First Trust ISE Global Wind         Whether or not the equity securities in the
   Energy Index Fund                Fund are listed on a securities exchange,
                                    the principal trading market for certain of
                                    the equity securities in the Fund may be in
                                    the over-the-counter market. As a result,
                                    the existence of a liquid trading market for
                                    the equity securities may depend on whether
                                    dealers will make a market in the equity
                                    securities. There can be no assurance that a
                                    market will be made for any of the equity
                                    securities, that any market for the equity
                                    securities will be maintained or that there
                                    will be sufficient liquidity of the equity
                                    securities in any markets made. The price at
                                    which the equity securities are held in the
                                    Fund will be adversely affected if trading
                                    markets for the equity securities are
                                    limited or absent.
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Non-U.S. Securities Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund invests in securities of non-U.S.
                                    issuers. Investing in securities of non-U.S.
                                    issuers, which are generally denominated in
                                    non-U.S. currencies, may involve certain
                                    risks not typically associated with
                                    investing in securities of U.S. issuers.
                                    Some of these risks may include, but are not
                                    limited to, the following: (i) there may be
                                    less publicly available information about
                                    non-U.S. issuers or markets due to less
                                    rigorous disclosure or accounting standards
                                    or regulatory practices; (ii) non-U.S.
                                    markets may be smaller, less liquid and more
                                    volatile than the U.S. market; (iii)
                                    potential adverse effects of fluctuations in
                                    currency exchange rates or controls on the
                                    value of a Fund's investments; (iv) the
                                    economies of non-U.S. countries may grow at
                                    slower rates than expected or may experience
                                    a downturn or recession; (v) the impact of
                                    economic, political, social or diplomatic
                                    events; (vi) certain non-U.S. countries may
                                    impose restrictions on the ability of
                                    non-U.S. issuers to make distribution
                                    payments to investors located in the United
                                    States due to blockage of non-U.S. currency
                                    exchanges or otherwise; and (vii)
                                    withholding and other non-U.S. taxes may
                                    decrease a Fund's return. These risks may be
                                    more pronounced to the extent that the Fund
                                    invests a significant amount of its assets
                                    in companies located in one country.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Europe Risk
--------------------------------------------------------------------------------
All Funds                           Each Fund invests in securities issued by
                                    companies headquartered in Europe. Such
                                    Funds are therefore subject to certain risks
                                    associated specifically with Europe. A
                                    significant number of countries in Europe
                                    are member states in the European Union (the
                                    "EU"), and the member states no longer
                                    control their own monetary policies by
                                    directing independent interest rates for
                                    their currencies. In these member states,
                                    the authority to direct monetary policies,
                                    including money supply and official interest
                                    rates for the Euro, is exercised by the
                                    European Central Bank. In addition, European
                                    corporations, and other entities with
                                    significant markets or operations in Europe
                                    (whether or not in the participating
                                    countries), face strategic challenges as
                                    these entities adapt to a single
                                    transnational currency. The Euro conversion
                                    may have a material impact on revenues,
                                    expenses or income from operations; increase
                                    competition due to the increased price
                                    transparency of EU markets; affect issuers'
                                    currency exchange rate risk and derivatives
                                    exposure; disrupt current contracts; cause
                                    issuers to increase spending on information
                                    technology updates required for the
                                    conversion; and result in potential adverse
                                    tax consequences.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asia Risk
--------------------------------------------------------------------------------
First Trust FTSE EPRA/NAREIT        The Fund invests in securities issued by
   Global Real Estate Index Fund    companies headquartered in Asia. The Fund is
                                    therefore subject to certain risks
                                    associated specifically with Asia. For
                                    example, some of the currencies of these
                                    countries have experienced devaluations
                                    relative to the U.S. dollar, and adjustments
                                    have been made periodically in certain of
                                    such currencies. Certain countries, such as
                                    Indonesia, face serious exchange
                                    constraints. Jurisdictional disputes also
                                    exist, for example, between South Korea and
                                    North Korea. The Tokyo stock market, as
                                    measured by the Tokyo Stock Price Index, has
                                    been volatile. Declines in the Tokyo stock
                                    market have made the country's banks and
                                    financial institutions vulnerable because of
                                    their large share portfolios. Japanese banks
                                    have been left with large numbers of
                                    nonperforming loans. The Japanese economy
                                    labors under a heavy government budget
                                    deficit and historically low interest rates.
                                    As a result of these factors, several
                                    high-profile bankruptcies of Japanese banks,
                                    brokerage firms and insurance companies have
                                    occurred.
--------------------------------------------------------------------------------

             FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FGD            33734X200          NYSE Arca        Dow Jones Global Select Dividend Index(SM)            DJGSD
---------------------------------------------------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend IndexSM (the "Index").


PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index or in depositary receipts that may include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), European Depositary Receipts ("EDRs"), New York shares or global shares (collectively, "Depositary Receipts") representing securities in the Index. The Fund may invest the remainder of its assets in securities not included in the Index, but which First Trust believes will help the Fund track its Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses). The investment objective and the 90% investment strategy are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board of Trustees of the Trust (the "Board") can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities in the Index (or applicable Depositary Receipts). There may also be instances in which First Trust may choose to overweight certain securities, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Index or purchase securities (or applicable Depositary Receipts) not represented in the Index in anticipation of their addition to the Index.


INDEX CONSTRUCTION
The Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World IndexSM. Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price. As of December 31, 2008, the Index covered 16 developed markets. The Index is compiled and maintained by Dow Jones & Company, Inc. ("Dow Jones" or the "Index Provider"). The Index universe consists of all dividend-paying companies in the Dow Jones World Developed Index which are subjected to eligibility screens for dividend quality and liquidity before being selected for inclusion in the Index. Component securities are weighted on indicated annual dividend yield. Weights of individual securities are capped at 10%.

The Index was developed with a base value of 100 as of December 31, 1998. The inception date of the Index was October 17, 2007. The Index is rebalanced and reconstituted annually in December. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.

See "Additional Index Information" for additional information regarding the Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive

-------------------------------------------------------------------------------
         First Trust Dow Jones Global Select Dividend Index Fund -- FGD
-------------------------------------------------------------------------------


Investment Risk; Non-Diversification Risk; Subprime Mortgage Lending Market Risk; Smaller Company Risk; Passive Foreign Investment Company Risk; Currency Risk; Depositary Receipt Risk; Non-U.S. Securities Risk; Europe Risk; and Financials Sector Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


ADDITIONAL INDEX INFORMATION

INDEX METHODOLOGY
Universe
The Index universe is defined as all component companies of the 24 developed-market country indexes in the Dow Jones Global Indexes family. These indexes cover approximately 95% of each underlying country's market capitalization.

Eligibility Screens
To be further considered for the Index, companies in the Index universe must pass screens for dividend quality and liquidity. To be included on the quarterly selection list, a company must:

         o   Pay a current dividend.

         o Have a current-year dividend-per-share ratio that is greater than or equal to its five-year average annual dividend-per-share ratio.

         o Have a five-year average payout ratio of less than or equal to 60% for U.S. and European companies; or less than or equal to 80% for all other countries.

         o Have a minimum three-month daily average trading volume of $3 million.

Selection Process
     1. Stocks meeting all eligibility requirements are ranked by dividend yield.

     2. The top 100 highest-yielding stocks are selected to the Index, subject to buffers designed to limit turnover by favoring current Index components:

         o Stocks in the Index universe are ranked in descending order by indicated annual dividend yield.

         o All current component stocks that are among the top 150 stocks are included in the Index.

         o Noncomponent stocks are added to the Index based on their rankings until the component count reaches 100.

Review Frequency
         o   The scheduled Index composition review occurs annually in December.

         o Any company that discontinues its dividend is immediately removed from the Index and replaced by the highest ranking non-component on the most recent quarterly selection list. Advance notice of at least two business days is provided whenever possible.

         o Composition and weighting adjustments required as the result of extraordinary events such as delistings, bankruptcies, mergers or takeovers involving index components are implemented as soon as the events are effective, with advance notice of at least two business days whenever possible.

Weighting
     1. A company's weight in the Index is based on its indicated annual dividend yield.

     2. Each component's weight is capped at 10%.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it

-------------------------------------------------------------------------------
         First Trust Dow Jones Global Select Dividend Index Fund -- FGD
-------------------------------------------------------------------------------


deems to be in the best interests of the Fund if the Shares are delisted. The Index Provider publishes the changes to the Index on the effective date of the change. All replacement companies are selected based on the selection criteria set forth herein.


HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year Fund returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND--TOTAL RETURNS


                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -50.46%

During the year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -11.38% and -30.31%, respectively, for the quarters ended March 31, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

-------------------------------------------------------------------------------
         First Trust Dow Jones Global Select Dividend Index Fund -- FGD
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                   1 Year       Since Inception
                                                                  (11/21/2007)
Returns Before Taxes                              -50.46%          -46.71%
After Taxes on Distributions                      -51.59%          -47.89%
After Taxes on Distributions and Sale of Shares   -32.46%          -39.79%
Dow Jones Global Select Dividend IndexSM          -51.41%          -47.30%
Dow Jones World Developed Markets IndexSM         -40.58%          -35.63%
MSCI World Index                                  -40.33%          -35.36%

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses an Authorized Participant may pay when buying or selling Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (paid directly by Authorized Participants)
      Sales charges (loads)                                          None
      Transaction fee per order (1)                                 $1,000

Annual Fund Operating Expenses (2)
   (Expenses that are deducted from the Fund's assets)
      Management Fees                                                0.40%
      Distribution and Service (12b-1) Fees (3)                      0.00%
      Other Expenses                                                 4.29%
      Total Annual Fund Operating Expenses                           4.69%
      Fee Waivers and Expense Reimbursement (4)                      4.09%
Total Net Annual Fund Operating Expenses                             0.60%


     EXAMPLE

     This example is intended to help investors purchasing Shares in the secondary market compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that investors pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that an investor purchasing Shares in the secondary market invests $10,000 in the Fund for the time periods indicated and then the investor retains the Shares or sells all of the Shares at the end of those periods. The example also assumes that the investment has a 5% return each year, that the Fund's operating expenses remain the same and that First Trust will waive fees and/or reimburse expenses as provided at least until January 31, 2010. Although an investor's actual costs may be higher or lower, the costs, based on these assumptions, would be:

        1 Year              3 Years             5 Years           10 Years
        $61                 $952                $2,001            $4,627

---------------
(1) Purchasers of Creation Units and parties redeeming Creation Units must pay to the transfer agent, as applicable, a creation or redemption transaction fee of $1,000. Such fees may be adjusted from time to time based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. See "Creation Transaction Fees and Redemption Transaction Fees" below.
(2) Expressed as a percentage of average daily net assets.
(3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before January 31, 2010.
(4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until January 31, 2010. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.

-------------------------------------------------------------------------------
         First Trust Dow Jones Global Select Dividend Index Fund -- FGD
-------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in large blocks of 50,000 Shares (each block of 50,000 Shares called a "Creation Unit") or multiples thereof. As a practical matter, only broker-dealers or large institutional investors that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units, called "Authorized Participants" ("APs"), can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a Creation Transaction Fee (as defined below) that is currently $1,000 for each purchase transaction, regardless of the number of Creation Units involved. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The value of a Creation Unit based upon a $30 per Share price would be approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Transaction Fee (as defined below) that is currently $1,000 for each redemption transaction, regardless of the number of Creation Units involved. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,500,000, a $30 per Share price and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

    1 Year              3 Years             5 Years           10 Years
    $11,198             $144,865            $302,106          $696,033

The Creation Transaction Fee and Redemption Transaction Fee are not expenses of the Fund and do not impact the Fund's expense ratio.

       FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FDD            33735T109          NYSE Arca        Dow Jones STOXX(R) Select Dividend 30 Index              SD3L
---------------------------------------------------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones STOXX(R) Select Dividend 30 Index (the "Index"). Prior to January 30, 2009, the name of this Fund was First Trust DJ STOXX(R) Select Dividend 30 Index Fund.


PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in non-U.S. common stocks that comprise the Index or in Depositary Receipts representing securities in the Index. The Fund may invest the remainder of its assets in securities not included in the Index, but which First Trust believes will help the Fund track the Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses). The investment objective and the 90% investment strategy are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed. The Board can change such non-fundamental policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities (or applicable Depositary Receipts) in the Index. There may also be instances in which First Trust may choose to overweight or underweight certain securities, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Index or purchase securities (or applicable Depositary Receipts) not represented in the Index in anticipation of their addition to the Index.


INDEX CONSTRUCTION
The Index consists of 30 high dividend-yielding securities selected from the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company). The Dow Jones STOXX(R) 600 Index covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Index is compiled and maintained by STOXX Limited ("STOXX" or the "Index Provider"). Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index (including secondary lines of those companies) are considered for inclusion in the Index. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less.

The Index was developed with a base value of 1000.00 as of December 31, 1998. The inception date of the Index was April 13, 2005. The Index is rebalanced and reconstituted annually in March. The Fund will make changes to its portfolio holdings when changes are made by the Index Provider in the composition of the Index.

See "Additional Index Information" for additional information regarding the Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Subprime Mortgage Lending Market Risk; Smaller Company Risk; Passive Foreign Investment Company Risk; Currency Risk; Depositary Receipt Risk; Non-U.S. Securities Risk; Europe Risk; and Financials Sector Risk. For more information on the Fund's principal risks,

-------------------------------------------------------------------------------
    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund -- FDD
-------------------------------------------------------------------------------


including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


ADDITIONAL INDEX INFORMATION

INDEX METHODOLOGY
Universe
The Dow Jones STOXX(R) 600 Index is a fixed component number index designed to provide a broad yet liquid representation of large, mid and small capitalization companies in the European region. The European region covers Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Dow Jones STOXX(R) 600 Index covers the largest 600 stocks in the Dow Jones STOXX(R) Total Market Index. Only dividend-paying companies in the Dow Jones STOXX(R) 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are considered for inclusion in the Index. In addition, a company must have:

         o A non-negative five-year dividend-per-share growth rate (at least two years for initial public offerings); and

         o   A dividend to earnings per share ratio of 60% or less.

The components will also be screened for a minimum level of liquidity.

Selection Process
 1. Companies in the Dow Jones STOXX(R) 600 Index universe, including secondary lines of those companies (where there are multiple lines of equity capital in a company), are sorted by country and ranked in descending order according to their indicated annual net dividend yield. In the case of multiple stocks for a single company, the highest-yielding stock is chosen.

 2. All current components of the Index are added to the selection list automatically as long as they are still components of the Dow Jones STOXX(R) 600 Index.

 3. For each company an "outperformance factor" is calculated: company net dividend yield divided by the net dividend yield of the respective Dow Jones Country Total Market Index minus 1. For companies that have secondary lines (where there are multiple lines of equity capital in a company) in the Select Dividend 30 Index universe only the higher-yielding line will remain in the universe. Each company is uniquely assigned to a specific Dow Jones Total Market Index. The country classification is based on the country of incorporation, the primary listing and the country with the largest trading volume.

 4.      All companies are then sorted by their "outperformance factor."

         o All current components in the Index that are ranked 60 or higher in the selection list remain in the Index.

         o Starting from the highest-ranked non-component in the selection list, companies are added to the Index until the final component count of 30 is reached.

         o If a company is deleted from the Dow Jones STOXX(R) 600 Index between the Index annual review dates but is still a component of the Dow Jones STOXX(R) Total Market Index, then this company will remain in the Index until the next annual review, provided that it still meets the requirements for the Index.

 5. The Index is reviewed on an annual basis in March.

Weighting
The weighting factor for each component is calculated two days prior to the review's implementation date in March.

         o   A company's weight in the Index is based on its net dividend yield.

         o   The weighting factors are kept constant until the next review.

         o In the event of a corporate action affecting a component, company weighting factors are adjusted to keep the component weights in the Index constant.

         o Each component's weight is capped at 15%. Weighting cap factors are adjusted on an annual basis.

-------------------------------------------------------------------------------
    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund -- FDD
-------------------------------------------------------------------------------


The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted. The Index Provider publishes the changes to the Index on the effective date of the change. All replacement companies are selected based on the selection criteria set forth herein.


HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year Fund returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX
   FUND--TOTAL RETURNS


                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -61.15%

During the year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -5.38% and -32.77%, respectively, for the quarters ended March 31, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

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    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund -- FDD
-------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                     1 Year     Since Inception
                                                                   (8/27/2007)
  Returns Before Taxes                              -61.15%        -50.56%
  After Taxes on Distributions                      -62.11%        -51.58%
  After Taxes on Distributions and Sale of Shares   -39.44%        -42.32%
  Dow Jones STOXX(R) Select Dividend 30 Index       -60.81%        -49.94%
  Dow Jones STOXX(R) 600 Index                      -46.00%        -34.03%
  MSCI Europe Index                                 -46.08%        -34.00%

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses an Authorized Participant may pay when buying or selling Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
       Sales charges (loads)                                            None
       Transaction fee per order (1)                                    $500

 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                                  0.40%
       Distribution and Service (12b-1) Fees (3)                        0.00%
       Other Expenses                                                   6.03%
       Total Annual Fund Operating Expenses                             6.43%
       Fee Waivers and Expense Reimbursement (4)                        5.83%
 Total Net Annual Fund Operating Expenses                               0.60%


     EXAMPLE

     This example is intended to help investors purchasing Shares in the secondary market compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that investors pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that an investor purchasing Shares in the secondary market invests $10,000 in the Fund for the time periods indicated and then the investor retains the Shares or sells all of the Shares at the end of those periods. The example also assumes that the investment has a 5% return each year, that the Fund's operating expenses remain the same and that First Trust will waive fees and/or reimburse expenses as provided at least until January 31, 2010. Although an investor's actual costs may be higher or lower, the costs, based on these assumptions, would be:

           1 Year              3 Years             5 Years           10 Years
           $61                 $1,242              $2,595            $5,784

---------------
(1) Purchasers of Creation Units and parties redeeming Creation Units must pay to the transfer agent, as applicable, a creation or redemption transaction fee of $500. Such fees may be adjusted from time to time based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. See "Creation Transaction Fees and Redemption Transaction Fees" below.
(2) Expressed as a percentage of average daily net assets.
(3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before January 31, 2010.
(4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until January 31, 2010. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.

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    First Trust Dow Jones STOXX(R) European Select Dividend Index Fund -- FDD
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CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a Creation Transaction Fee (as defined below) that is currently $500 for each purchase transaction, regardless of the number of Creation Units involved. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The value of a Creation Unit based upon a $30 per Share price would be approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Transaction Fee (as defined below) that is currently $500 for each redemption transaction, regardless of the number of Creation Units involved. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $1,500,000, a $30 per Share price and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

       1 Year              3 Years             5 Years           10 Years
       $10,198             $187,285            $390,248          $868,560

The Creation Transaction Fee and Redemption Transaction Fee are not expenses of the Fund and do not impact the Fund's expense ratio.

           FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FFR            33736N101          NYSE Arca        FTSE EPRA/NAREIT Global Real Estate Index              UNGL
---------------------------------------------------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Global Real Estate Index (the "Index"). On or about March 22, 2009, the Index Provider will be changing the name of the Index to FTSE EPRA/NAREIT Developed Index. The Index name change will have no effect on the Index construction or methodology.


PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index. The Fund may invest the remainder of its assets in securities not included in the Index, but which First Trust believes will help the Fund track the Index. As described below, First Trust uses a representative sampling indexing strategy to pursue the Fund's investment objective. The investment objective and the 90% investment strategy are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed. The Board can change such non-fundamental policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, First Trust will use a representative sampling indexing strategy. Representative sampling is investing in a representative sample of securities in the Index which has a similar investment profile as the Index. The securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Index. As a result of representative sampling, the Fund may not hold all of the securities (or applicable Depositary Receipts) that are included in the Index. There may also be instances in which First Trust may choose to overweight or underweight certain securities, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Index or purchase securities (or applicable Depositary Receipts) not represented in the Index in anticipation of their addition to the Index. Notwithstanding the foregoing, in pursuit of the Fund's investment objective, First Trust may invest in all of the securities included in the Index in proportion to their weightings in the Index.


INDEX CONSTRUCTION
The Index is compiled and maintained by FTSE International Limited ("FTSE" or the "Index Provider"). The Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or REITs in North America, Europe and Asia. As of December 31, 2008, the Index was comprised of 263 real estate companies domiciled in 20 different countries. The Index is comprised of the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series. The Index was developed with a base value of 1000.00 as of December 31, 1999. The inception date of the Index was December 31, 1999. Prior to February 21, 2005, the Index was named the EPRA/NAREIT Global Real Estate Index. The Index is rebalanced and reconstituted quarterly in March, June, September and December. The Fund will make changes to its portfolio holdings when changes are made by FTSE in the composition of the Index.

The Index is designed to measure the stock performance of companies engaged in specific real estate activities in the North American, European and Asian real estate markets. Specific real estate activities include the ownership, trading and development of income-producing real estate. As of December 31, 2008, the companies represented in the Index were invested in properties which were involved in the following categories of real estate activities:

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
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                      Diversified                       36.3%
                      Retail                            21.1%
                      Office                            15.2%
                      Residential                        9.9%
                      Health Care                        6.5%
                      Industrial                         3.5%
                      Self Storage                       3.1%
                      Lodging/Resorts                    1.9%
                      Specialty                          1.4%
                      Industrial/Office Mixed Use        1.1%

The global real estate market is defined as:

     NORTH AMERICA: Canada and United States;
     EUROPE: Austria, Belgium, Czech Republic, Denmark, Finland, France,
        Germany, Greece, Hungary, Ireland, Italy, Luxembourg, Netherlands, Norway, Poland, Portugal, Spain, Sweden, Switzerland and United Kingdom (including Channel Islands); and
     ASIA: Australia, Hong Kong, Japan, New Zealand, South Korea and Singapore.

Stocks are normally classified by the country where the company is incorporated and listed at the time of the company's listing. If a company is incorporated in a developed country, and solely listed in another developed country, FTSE will normally allocate the company to the country of listing. The Index includes only real estate securities that are traded in one of the countries listed above. As of December 31, 2008, the companies in the Index were classified in the following geographic regions: 43.16% in North America, 16.87% in Europe and 39.97% in Asia.

See "Additional Index Information" for additional information regarding the Index. See "Real Estate Investment Trusts" for additional information regarding REITs.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Subprime Mortgage Lending Market Risk; Smaller Company Risk; Passive Foreign Investment Company Risk; Currency Risk; Depositary Receipt Risk; Non-U.S. Securities Risk; Europe Risk; Asia Risk; Real Estate Investment Risk; REIT Investment Risk; and Interest Rate Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


ADDITIONAL INDEX INFORMATION

INDEX METHODOLOGY
The Index is designed to measure the stock performance of companies engaged in specific aspects of the North American, European and Asian real estate markets. Relevant real estate activities are defined as the ownership, trading and development of income-producing real estate.

The following are not considered relevant real estate activities: (a) the construction and development of residential homes for sale; (b) the financing of real estate; (c) the provision of construction management, general contracting and project management services; and (d) the provision of property management, facilities management, brokerage and investment management services. Holding companies are excluded from the Index. Holding companies are defined as companies that have more than 50% of their net assets invested in the securities of other listed companies. Companies for which the ownership of real property is incidental to the primary revenue generating activities are also excluded from the Index, including those companies in the gaming, theme park and other entertainment businesses.

A company is only included in the Index if it provides an audited annual report in English. This is defined as a current set of accounts in English consisting of a profit and loss statement, a balance sheet, directors' review and full notes to the accounts. If a company newly introduces accounts in English, it becomes eligible for the Index at the next quarterly review, providing it meets all other Index inclusion criteria. If a company discontinues the production of accounts in English, it becomes ineligible for the Index at the next quarterly review. Companies must also meet the following individual geographic criteria as

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
-------------------------------------------------------------------------------


specific to the FTSE EPRA/NAREIT North America Series, FTSE EPRA/NAREIT Europe Series and FTSE EPRA/NAREIT Asia Series:

       FTSE EPRA/NAREIT NORTH AMERICA SERIES

         o Companies that are not structured as a business trust or corporation are excluded from the FTSE EPRA/NAREIT North America Series of the Index. Canadian open-ended real estate securities are eligible for the FTSE EPRA/NAREIT North America Series.

         o Companies with an Industry Classification Benchmark (ICB) code in Real Estate.

         o Real estate companies must have derived, in the previous full financial year, at least 75% of their total earnings before interest, taxes, depreciation and amortization ("EBITDA") from rental income in North America to be eligible.

         o Companies in lodging or health care sectors are included if, in the previous full financial year, at least 75% of EBITDA was received from owned properties or in the form of rents paid by, or of shares of profits made by, unrelated operators.

         o Eligible REITs must have at least 75% of their gross book assets invested directly or indirectly in the equity interests of income producing real estate.

         o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under North America.

       FTSE EPRA/NAREIT EUROPE SERIES

         o The company must have derived, in the previous full financial year, at least 75% of its EBITDA from relevant real estate activities in Europe.

         o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Europe Series of the Index.

         o Companies engaged in the development of homes for sale are included if (a) or (b) below are satisfied.

                 (a) In the previous full financial year, at least 50% of
                     EBITDA was earned from relevant real estate activities.

                 (b) At least 50% of the company's gross assets, according to an independent valuation, was accounted for by real estate other than land held for the development of homes for sale.

         o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

         o Companies that engage in the credit-bail leasing of real estate are only included if, on the explicit evidence of their latest annual report, at least 75% of their earnings before tax is derived from relevant real estate activities.

         o Companies engaged in the ownership of nursing homes are included if, in the previous full financial year, at least 75% of their EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

         o All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Europe.

       FTSE EPRA/NAREIT ASIA SERIES

         o The company must have derived, in the previous full financial year, at least 60% of its EBITDA from relevant real estate activities. Relevant real estate activities are as defined in the first two paragraphs under this section, except that the construction of residential homes for sale will be considered relevant real estate activities in this region.

         o Companies engaged in the operation of hotels or serviced offices are excluded from the FTSE EPRA/NAREIT Asia Series.

         o Companies engaged in the ownership of hotels are included if, in the previous full financial year, at least 75% of EBITDA was received in the form of rents paid by, or of shares of profits made by, unrelated operators.

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
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         o   All eligible companies must be publicly traded on an official stock exchange in one of the countries listed under Asia.

All companies that satisfy the above described criteria are eligible for inclusion in the Index subject to the three screens detailed below.


Screen One - Size Rule
The size rule of the Index is a relative measure that is expressed as a percentage of the regional index market capitalization (after the application of investability weightings). Companies that currently are not members of the Index Series are required to meet a basis points threshold for inclusion that is higher than the basis points threshold set for exclusion of existing constituents. The size thresholds are expressed in basis points and are highlighted below.

         ADDITIONS INTO THE INDEX SERIES
         At the quarterly review, non-constituents that have an investable market capitalization (after the application of investability weightings) equal to or greater than the following basis points of their respective regional index will be eligible for index inclusion:

              Asian Stocks                  0.30%
              European Stocks               0.10%
              North American Stocks         0.10%

         If a security being considered for addition to the Index at the quarterly reviews in March, June, September and December failed the liquidity test (as described below) at the previous annual review it shall be ineligible for addition until the next annual review.

         DELETIONS FROM THE INDEX SERIES
         At the quarterly review, an existing constituent of the Index is deleted from the Index if it has an investable market capitalization (after the application of investability weightings) of less than the following basis points in their respective region:

              Asian Stocks                  0.15%
              European Stocks               0.05%
              North American Stocks         0.05%


Screen Two - Liquidity
The Index Provider will screen for liquidity on an annual basis in March. Each security will be tested for liquidity by calculation of its median daily trading per month. The median trade is calculated by ranking each daily trade total and selecting the middle ranking day. Daily totals with zero trades are included in the ranking. Therefore, a security that fails to trade for more than half of the days in a month will have a zero median trade.

         o Non-constituent securities which do not turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in ten of the twelve months prior to a full market review, will not be eligible for inclusion in the Index.

         o An existing constituent failing to trade at least 0.04% of its shares in issue (after the application of any investability weightings) based on its median daily trade per month for more than four of the twelve months prior to a full market review will be removed.

         o New issues which do not have a twelve month trading record must have a minimum three month trading record when reviewed. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. This rule will not apply to new issues added under the Fast Entry Rule described below.

         o New issues which do not qualify as entrants as defined below will become eligible for inclusion at the next quarterly review providing they trade a minimum of 20 days. They must turnover at least 0.05% of their shares in issue (after the application of any investability weightings) based on their median daily trade per month in each month since their listing. New issues will have their liquidity assessed on a pro-rata basis.


Screen Three - Free Float
The Index is adjusted for free float, crossholdings and foreign ownership limits. Free float adjustments are made in conjunction with the quarterly review. However, a constituent's free float will also be reviewed and adjusted if necessary (i) by identifying information which necessitates a change in free float weighting; or (ii) following a corporate event.

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
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Additions Outside of a Review
         FAST ENTRY LEVEL
         A new issue that has an investable market capitalization (after the application of any investability weightings) equal to or greater than the following basis points for its respective region will be included in the Index after the close of business on the first day of trading. The basis points cut-off will be taken five days prior to the potential entry.

              Asian Stocks                  0.40%
              European Stocks               0.20%
              North American Stocks         0.15%

         A stock will be added to the list of constituents of an existing country outside a review when:

              (a) In the case of a new security, its investable market
                  capitalization (after the application of any investability weightings) is greater than the Fast Entry Level for the relevant region. The addition of a new security to the Index will be implemented after the close of business on the first day of trading.

              (b) In the case of a security which does not qualify as an immediate fast entrant to the Index, it will be re-considered for inclusion at the next quarterly review.

         DELETIONS
         In general, a stock will be deleted from the list of constituents when the constituent is delisted from its stock exchange, enters bankruptcy, becomes insolvent or is liquidated.

         The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

         In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.


REAL ESTATE INVESTMENT TRUSTS
Real estate investment trusts, or "REITs," are companies that own and most often actively manage income-generating commercial real estate. Some REITs make or invest in loans and other obligations that are secured by real estate collateral. Most REITs are publicly traded. REITs receive special tax considerations and are typically a highly liquid method of investing in real estate.

REITs are generally categorized as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest in and own properties, and thus are responsible for the equity or value of their real estate assets. Their revenues come principally from their properties' rents. Mortgage REITs deal in investment and ownership of property mortgages. These REITs loan money for mortgages to owners of real estate or purchase existing mortgages or mortgage-backed securities. Their revenues are generated primarily by the interest that they earn on the mortgage loans. Hybrid REITs combine the investment strategies of equity REITs and mortgage REITs by investing in both properties and mortgages.


HOW THE FUND HAS PERFORMED
The chart and table below illustrate annual calendar year Fund returns for the past year as well as average annual Fund and Index returns for the one-year and since inception periods ended December 31, 2008. This information is intended to help you assess the potential rewards and risks of an investment in the Fund. The information also shows how the Fund's performance compares with the returns of a broad measure of market performance and a more specialized index. See "Total Return Information" for additional performance information regarding the Fund.

Returns before taxes do not reflect the effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for the market index do not include expenses, which are deducted from Fund returns, or taxes.

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
-------------------------------------------------------------------------------


Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund Shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND--TOTAL RETURNS


                                 [GRAPH OMITTED]
                       [DATA POINTS REPRESENTED IN GRAPH]

                     Calendar Year Ended       Total Return
                         12/31/2008              -47.46%

During the year ended December 31, 2008, the Fund's highest and lowest calendar quarter returns were -6.93% and -29.23%, respectively, for the quarters ended March 31, 2008 and December 31, 2008. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.


AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2008

                                                     1 Year     Since Inception
                                                                   (8/27/2007)
 Returns Before Taxes                               -47.46%        -40.23%
 After Taxes on Distributions                       -47.96%        -40.92%
 After Taxes on Distributions and Sale of Shares    -30.78%        -33.96%
 FTSE EPRA/NAREIT Global Real Estate Index          -47.72%        -40.05%
 S&P/Citigroup Global REIT Index                    -45.04%        -39.07%
 MSCI World REIT Index                              -44.99%        -39.02%

WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses an Authorized Participant may pay when buying or selling Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

 Shareholder Fees (paid directly by Authorized Participants)
       Sales charges (loads)                                           None
       Transaction fee per order (1)                                  $4,000

 Annual Fund Operating Expenses (2)
    (Expenses that are deducted from the Fund's assets)
       Management Fees                                                 0.40%
       Distribution and Service (12b-1) Fees (3)                       0.00%
       Other Expenses                                                  2.67%
       Total Annual Fund Operating Expenses                            3.07%
       Fee Waivers and Expense Reimbursement (4)                       2.47%
 Total Net Annual Fund Operating Expenses                              0.60%

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        First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund -- FFR
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     EXAMPLE

     This example is intended to help investors purchasing Shares in the secondary market compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that investors pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that an investor purchasing Shares in the secondary market invests $10,000 in the Fund for the time periods indicated and then the investor retains the Shares or sells all of the Shares at the end of those periods. The example also assumes that the investment has a 5% return each year, that the Fund's operating expenses remain the same and that First Trust will waive fees and/or reimburse expenses as provided at least until January 31, 2010. Although an investor's actual costs may be higher or lower, the costs, based on these assumptions, would be:

        1 Year              3 Years            5 Years             10 Years
        $61                 $675               $1,410              $3,359

---------------
(1) Purchasers of Creation Units and parties redeeming Creation Units must pay to the transfer agent, as applicable, a creation or redemption transaction fee of $4,000. Such fees may be adjusted from time to time based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. See "Creation Transaction Fees and Redemption Transaction Fees" below.
(2) Expressed as a percentage of average daily net assets.
(3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before January 31, 2010.
(4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until January 31, 2010. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.



CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a Creation Transaction Fee (as defined below) that is currently $4,000 for each purchase transaction, regardless of the number of Creation Units involved. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The value of a Creation Unit based upon a $50 per Share price would be approximately $2,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Transaction Fee (as defined below) that is currently $4,000 for each redemption transaction, regardless of the number of Creation Units involved. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of $2,500,000, a $50 Share price and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

         1 Year              3 Years             5 Years           10 Years
         $23,330             $176,773            $360,596          $847,867

The Creation Transaction Fee and Redemption Transaction Fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                  FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

---------------------------------------------------------------------------------------------------------------------------------
   Fund Ticker          CUSIP             Listing                     Underlying Index                 Underlying Index Ticker
       FAN            33736G106          NYSE Arca              ISE Global Wind Energy Index                     GWE
---------------------------------------------------------------------------------------------------------------------------------



INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

INVESTMENT OBJECTIVE
The Fund seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy Index (the "Index").


PRINCIPAL INVESTMENT STRATEGIES
The Fund will normally invest at least 90% of its assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index. The Fund may invest the remainder of its assets in securities not included in the Index, but which First Trust believes will help the Fund track its Index. First Trust will seek to match the performance of the Index (before the Fund's fees and expenses). The investment objective and the 90% investment strategy are non-fundamental policies of the Fund and require 60 days' prior written notice to shareholders before they can be changed. As non-fundamental policies, the Board can change such policies without receiving shareholder approval.

The Fund, using an "indexing" investment approach, attempts to replicate, before fees and expenses, the performance of the Index. First Trust seeks a correlation of 0.95 or better (before fees and expenses) between the Fund's performance and the performance of the Index; a figure of 1.00 would represent perfect correlation. First Trust will regularly monitor the Fund's tracking accuracy and will use the investment techniques described below in seeking to maintain an appropriate correlation.

In seeking to achieve the Fund's investment objective, the Fund generally will invest in all of the securities (including applicable Depositary Receipts) comprising the Index in proportion to their weightings in the Index. However, under various circumstances, it may not be possible or practicable to purchase all of those securities in those weightings. In those circumstances, the Fund may purchase a sample of securities (or applicable Depositary Receipts) in the Index. There may also be instances in which First Trust may choose to overweight certain securities, purchase securities not in the Index which First Trust believes are appropriate to substitute for certain securities in the Index, use futures or other derivative instruments, or utilize various combinations of the above techniques in seeking to track the Index. The Fund may sell securities (or applicable Depositary Receipts) in anticipation of their removal from the Index or purchase securities (or applicable Depositary Receipts) not represented in the Index in anticipation of their addition to the Index.


INDEX CONSTRUCTION
The Index is developed and owned by the International Securities Exchange, LLC ("ISE" or "Index Provider"), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P"), which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies. The inception date of the Index was June 6, 2008, on which date, there were 52 stocks that comprised the Index, of which, 35 were issued by non-U.S. issuers, which represented approximately 84% of the Index. As of December 31, 2008, the issuers that comprised the Index represented 18 countries and traded on 18 exchanges throughout the world.

This Index is constructed in the following manner:

     1. Companies in the Index universe that are identified as providing goods and services exclusively to the wind energy industry are given an aggregate weight of 66.67% of the Index. Those companies determined to be significant participants in the wind energy industry despite not being exclusive to such industry are given an aggregate weight of 33.33% of the Index. This weighting is done to ensure that companies that are exclusive to the wind energy industry, which generally have smaller market capitalizations relative to their multi-industry counterparts, are adequately represented in the Index.

     2. The Index uses a modified market capitalization weighted methodology for each group of companies. The methodology organizes the companies into quintiles based upon their market capitalization. The quintiles containing larger market capitalization companies receive a higher weight than those quintiles containing small market capitalization

-------------------------------------------------------------------------------
              First Trust ISE Global Wind Energy Index Fund -- FAN
-------------------------------------------------------------------------------


         companies. The resulting weight distribution prevents a few large companies from dominating the Index while allowing smaller companies to adequately influence Index performance. The companies are equally-weighted within each quintile. The Index is reconstituted and rebalanced semi-annually.

See "Additional Index Information" for additional information regarding the Index.


PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to the following principal risks: Market Risk; Index Tracking Risk; Non-Correlation Risk; Replication Management Risk; Intellectual Property Risk; Issuer Specific Changes Risk; Concentration Risk; Passive Investment Risk; Non-Diversification Risk; Subprime Mortgage Lending Market Risk; Smaller Company Risk; Passive Foreign Investment Company Risk; Currency Risk; Depositary Receipt Risk; Non-U.S. Securities Risk; Europe Risk; Wind Energy Risk; Industrials Sector Risk; Utilities Sector Risk; and Liquidity Risk. For more information on the Fund's principal risks, including a description of the principal risks noted above, please refer to "Principal Investment Risks" beginning on page 3.

See "Additional Risks of Investing in the Funds" for additional information regarding risks.


ADDITIONAL INDEX INFORMATION
The Index is calculated and maintained by S&P based on a methodology developed by the Index Provider in consultation with S&P. Companies are added or removed by the Index Provider based on the methodology determined by the Index Provider.

The Index is calculated on a price and total return basis. The price component of the Index is calculated in real-time and disseminated via the Options Price Reporting Authority (OPRA) and market data vendors every day the U.S. equity markets are open at least once every 15 seconds on each day on which at least 50% of the market capitalization of the Index is available for trading. The total return component of the Index is calculated on an end-of-day basis. Both sets of values are available on ISE's website at www.iseoptions.com.


INDEX CONSTRUCTION
All of the following requirements must be met in order for a company to be eligible for inclusion in the Index:

     1. The component security must be actively engaged in some aspect of the wind energy industry such as the development or management of a wind farm, the production or distribution of electricity generated by wind power, involvement in the design, manufacture or distribution of machinery or materials designed specifically for the wind energy industry.

     2. The component security must not be listed on an exchange in a country that employs restrictions on foreign capital investment such that those restrictions render the component effectively non-investable, as determined by the ISE.

     3. The component security must be an operating company and not a closed-end fund, exchange-traded fund (ETF), holding company, real estate investment trust, investment vehicle or royalty trust.

The following market capitalization and weighting concentration requirements must also be satisfied:

     1. Each component security has a market capitalization of at least $100 million.

     2. No single component stock represents more than 24% of the weight of the Index, and the cumulative weight of all components with an individual weight of 5% or greater do not in the aggregate account for more than 50% of the weight of the Index. This particular requirement will be satisfied at least on the third Friday of June and December to coincide with the Index's semi-annual rebalance periods.

ISE will, in most cases, use the quantitative ranking and screening system described above, however, subjective screening based on fundamental analysis or other factors may be used, if, in the opinion of the ISE, certain components should be included or excluded from the Index.

The Fund will make changes to its portfolio shortly after changes to the Index are released to the public. Investors are able to access the holdings of the Fund and the composition and compilation methodology of the Index through the Fund's website at www.ftportfolios.com.

-------------------------------------------------------------------------------
              First Trust ISE Global Wind Energy Index Fund -- FAN
-------------------------------------------------------------------------------


In the event that the Index Provider no longer calculates the Index, the Index license is terminated or the identity or character of the Index is materially changed, the Board will seek to engage a replacement index. However, if that proves to be impracticable, the Board will take whatever action it deems to be in the best interests of the Fund. The Board will also take whatever actions it deems to be in the best interests of the Fund if the Shares are delisted.


HOW THE FUND HAS PERFORMED
The Fund has not yet operated for a full calendar year and, therefore, performance information is not included in this section of the Prospectus. See "Total Return Information" for performance information regarding the Fund.


WHAT ARE THE COSTS OF INVESTING?
The following table describes the fees and expenses an Authorized Participant may pay when buying or selling Creation Units of the Fund. Investors purchasing Shares in the secondary market will not pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

  Shareholder Fees (paid directly by Authorized Participants)
       Sales charges (loads)                                          None
       Transaction fee per order (1)                                 $1,000

  Annual Fund Operating Expenses (2)
     (Expenses that are deducted from the Fund's assets)
        Management Fees                                               0.40%
        Distribution and Service (12b-1) Fees (3)                     0.00%
        Other Expenses                                                0.43%
        Total Annual Fund Operating Expenses                          0.83%
        Fee Waivers and Expense Reimbursement (4)                     0.23%
  Total Net Annual Fund Operating Expenses                            0.60%


     EXAMPLE

     This example is intended to help investors purchasing Shares in the secondary market compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account transaction fees on purchases and redemptions of Creation Units of the Fund or customary brokerage commissions that investors pay when purchasing or selling Shares of the Fund in the secondary market.

     The example assumes that an investor purchasing Shares in the secondary market invests $10,000 in the Fund for the time periods indicated and then the investor retains the Shares or sells all of the Shares at the end of those periods. The example also assumes that the investment has a 5% return each year, that the Fund's operating expenses remain the same and that First Trust will waive fees and/or reimburse expenses as provided at least until June 18, 2010. Although an investor's actual costs may be higher or lower, the costs, based on these assumptions, would be:

        1 Year              3 Years             5 Years           10 Years
        $61                 $260                $514              $1,241

---------------
(1) Purchasers of Creation Units and parties redeeming Creation Units must pay to the transfer agent, as applicable, a creation or redemption transaction fee of $1,000. Such fees may be adjusted from time to time based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. See "Creation Transaction Fees and Redemption Transaction Fees" below.
(2) Expressed as a percentage of average daily net assets.
(3) The Fund has adopted a distribution and service (12b-1) plan pursuant to which the Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund's average daily net assets. However, no such fee is currently paid by the Fund and pursuant to a contractual arrangement, the Fund will not pay 12b-1 fees any time before January 31, 2010.
(4) First Trust has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes, and extraordinary expenses) from exceeding 0.60% of average daily net assets per year at least until June 18, 2010. Expenses borne by First Trust are subject to reimbursement by the Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Fund's expenses exceeding 0.60% of average daily net assets per year.

-------------------------------------------------------------------------------
              First Trust ISE Global Wind Energy Index Fund -- FAN
-------------------------------------------------------------------------------


CREATION TRANSACTION FEES AND REDEMPTION TRANSACTION FEES
The Fund issues and redeems Shares at NAV only in Creation Units. As a practical matter, only APs that have entered into authorized participant agreements with respect to purchases and redemptions of Creation Units can purchase or redeem these Creation Units. Purchasers of Creation Units at NAV must pay a Creation Transaction Fee (as defined below) that is currently $1,000 for each purchase transaction, regardless of the number of Creation Units involved. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The value of a Creation Unit based upon a $30 per Share price would be approximately $1,500,000. An AP who holds Creation Units and wishes to redeem at NAV would also pay a Redemption Transaction Fee (as defined below) that is currently $1,000 for each redemption transaction, regardless of the number of Creation Units involved. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creations, Redemptions and Transaction Fees" later in the Prospectus. APs who hold Creation Units in inventory will also indirectly pay Fund expenses. Assuming an investment in a Creation Unit of 1,500,000, a $30 per Share price and a 5% return each year, assuming that the Fund's operating expenses remain the same, and assuming brokerage costs are not included, the total costs would be as set forth in the table below if the Creation Unit is redeemed after the periods indicated:

        1 Year              3 Years            5 Years            10 Years
        $11,198             $40,961            $79,062            $188,177

The Creation Transaction Fee and Redemption Transaction Fee are not expenses of the Fund and do not impact the Fund's expense ratio.

                        ADDITIONAL INVESTMENT STRATEGIES

Each of the policies described herein is a non-fundamental policy of each Fund that may be changed by the Board without shareholder approval. Certain fundamental policies of the Funds are set forth in the SAI under "Investment Objective and Policies."


EQUITY SECURITIES
The Funds invest primarily in equity securities of U.S. and non-U.S. issuers. Eligible equity securities include common stocks and warrants to purchase common stocks. In addition, the Funds may invest in Depositary Receipts that represent non-U.S. common stocks deposited with a custodian.


SHORT-TERM INVESTMENTS
The Funds may invest in cash equivalents or other short-term investments, including U.S. government securities, commercial paper, repurchase agreements, money-market funds or similar fixed-income securities with remaining maturities of one year or less. For more information on short-term investments, see the Funds' SAI.


FUTURES AND OPTIONS
The Funds may use various investment strategies designed to hedge against changes in the values of securities the Funds own or expect to purchase or to hedge against interest rate or currency exchange rate changes. The instruments used to implement these strategies include financial futures contracts, options, forward contracts, options on financial futures and stock index options.


DELAYED DELIVERY SECURITIES
The Funds may buy or sell securities on a when-issued or delayed-delivery basis, paying for or taking delivery of the securities at a later date, normally within 15 to 45 days of the trade. Such transactions involve an element of risk because the value of the securities to be purchased may decline before the settlement date.


DISCLOSURE OF PORTFOLIO HOLDINGS
A description of the policies and procedures with respect to the disclosure of each Fund's portfolio securities is included in the Funds' SAI and on the Funds' website at www.ftportfolios.com.



                   ADDITIONAL RISKS OF INVESTING IN THE FUNDS

Risk is inherent in all investing. Investing in a Fund involves risk, including the risk that you may lose all or part of your investment. There can be no assurance that each Fund will meet its stated objective. Before you invest, you should consider the following risks.


TRADING ISSUES
Although each Fund lists and trades its Shares on NYSE Arca, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on NYSE Arca may be halted due to market conditions or for reasons that, in the view of NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to NYSE Arca "circuit breaker" rules. There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of the Funds will continue to be met or will remain unchanged.


FLUCTUATION OF NET ASSET VALUE
The NAV of each Fund's Shares will generally fluctuate with changes in the market value of each Fund's holdings. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for Shares on NYSE Arca. First Trust cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of the Funds trading individually or in the aggregate at any point in time. However, given that Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), First Trust believes that large discounts or premiums to the NAV of Shares should not be sustained.

INFLATION
Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of a Fund's assets can decline as can the value of a Fund's distributions. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.



                                FUND ORGANIZATION

Each Fund is a series of the Trust, an investment company registered under the 1940 Act. Each Fund is treated as a separate fund with its own investment objective and policies. The Trust is organized as a Massachusetts business trust. Its Board is responsible for its overall management and direction. The Board elects the Trust's officers and approves all significant agreements, including those with the investment adviser, custodian and fund administrative and accounting agent.



                             MANAGEMENT OF THE FUNDS

First Trust Advisors L.P. ("First Trust"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment adviser to the Funds. In this capacity, First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio and certain other services necessary for the management of the portfolios.

First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of the Trust.

First Trust serves as adviser or sub-adviser for 26 mutual fund portfolios, 38 exchange-traded fund portfolios and 14 closed-end funds and is also the portfolio supervisor of certain unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"), 120 East Liberty Drive, Wheaton, Illinois 60187. FTP specializes in the underwriting, trading and distribution of unit investment trusts and other securities. FTP is the principal underwriter of the Shares of each Fund.

There is no one individual primarily responsible for portfolio management decisions for the Funds. Investments are made under the direction of a committee (the "Investment Committee"). The Investment Committee consists of Daniel J. Lindquist, Robert F. Carey, Jon C. Erickson, David G. McGarel, Roger F. Testin and Stan Ueland. Mr. Lindquist rejoined First Trust as a Vice President in April 2004 after serving as Chief Operating Officer of Mina Capital Management LLC from January 2004 to April 2004 and Samaritan Asset Management Services, Inc. from April 2000 to January 2004 and has been a Senior Vice President of First Trust and FTP since September 2005. Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is responsible for overseeing the implementation of each Fund's investment strategies. Mr. Carey is the Chief Investment Officer and a Senior Vice President of First Trust and FTP. As First Trust's Chief Investment Officer, Mr. Carey consults with the other members of the Investment Committee on market conditions and First Trust's general investment philosophy. Mr. Erickson is a Senior Vice President of First Trust and FTP. As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies. Mr. McGarel is a Senior Vice President of First Trust and FTP. As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies. Since November 2003, Mr. Testin has been a Senior Vice President of First Trust and FTP. From August 2001 to November 2003, Mr. Testin was a Vice President of First Trust and FTP. Mr. Testin is the head of First Trust's Portfolio Management Group. Mr. Ueland has been a Vice President of First Trust and FTP since August 2005. At First Trust, he plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust. Before joining First Trust, Mr. Ueland was Vice President at BondWave LLC from May 2004 through August 2005, and an account executive for Mina Capital Management LLC and Samaritan Asset Management Services, Inc. from January 2003 through May 2004. For additional information concerning First Trust, including a description of the services provided to the Funds, see the Funds' SAI. In addition, the SAI provides additional information about the compensation of Investment Committee members, other accounts managed by members of the Investment Committee and ownership by members of the Investment Committee of Shares of the Funds.

The table below sets forth the annual management fee that First Trust may receive from each Fund. The table also shows the amounts paid by the Funds to First Trust for the fiscal year ended September 30, 2008 (net of expense reimbursements) as a percentage of average daily net assets. A discussion regarding the Board's approval of the Investment Management Agreement for First

Trust Dow Jones STOXX(R) European Select Dividend Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund is available in the Funds' Annual Report to Shareholders for the period ended September 30, 2007; for First Trust Dow Jones Global Select Dividend Index Fund in the Funds' Semi-Annual Report to Shareholders for the period ended March 31, 2008, and for First Trust ISE Global Wind Energy Index Fund in the Funds' Annual Report to Shareholders for the period ended September 30, 2008.

                                                                                                                 MANAGEMENT
                                                             ANNUAL          ANNUAL                              FEE PAID FOR
                                                             MANAGEMENT      EXPENSE                             THE PERIOD
                                                             FEE (% OF       CAP (% OF       EXPENSE CAP         ENDED 9/30/08
                                                             AVERAGE DAILY   AVERAGE DAILY   TERMINATION         (% OF AVERAGE
FUND                                                         NET ASSETS)     NET ASSETS)     DATE                DAILY NET ASSETS)

First Trust Dow Jones Global Select Dividend Index Fund      0.40%           0.60%           January 31, 2010    0.00%
First Trust Dow Jones STOXX(R) European Select Dividend
   Index Fund                                                0.40%           0.60%           January 31, 2010    0.00%
First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund   0.40%           0.60%           January 31, 2010    0.00%
First Trust ISE Global Wind Energy Index Fund                0.40%           0.60%           June 18, 2010       0.02%

Each Fund is responsible for all of its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, paying for its sublicensing fees related to the Fund's Index, any distribution fees or expenses, and extraordinary expenses. First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the annual operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) (the "Expense Cap") from exceeding the Expense Cap listed above, at least until the Expense Cap Termination Date listed above. Expenses borne by First Trust are subject to reimbursement by each Fund up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in such Fund's expenses exceeding its Expense Cap.



                           HOW TO BUY AND SELL SHARES

Shares will be issued or redeemed by the Funds at NAV per Share only in Creation Unit size. See "Creations, Redemptions and Transaction Fees."

Most investors will buy and sell Shares of the Funds in secondary market transactions through brokers. Shares of the Funds are listed for trading on the secondary market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly traded shares. There is no minimum investment. Although Shares are generally purchased and sold in "round lots" of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller "odd lots," at no per-Share price differential. When buying or selling Shares through a broker, investors should expect to incur customary brokerage commissions, investors may receive less than the NAV of the Shares, and investors may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction. Share prices are reported in dollars and cents per Share.

Investors may acquire Shares directly from a Fund, and shareholders may tender their Shares for redemption directly to such Fund, only in Creation Units, as discussed in the "Creations, Redemptions and Transaction Fees" section below.

For purposes of the 1940 Act, each Fund is treated as a registered investment company, and the acquisition of Shares by other registered investment companies is subject to the restrictions of Section 12(d)(1) of the 1940 Act. The Trust, on behalf of the Funds, has received an exemptive order from the Securities and Exchange Commission that permits certain registered investment companies to invest in a Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions, including that any such investment companies enter into agreements with a Fund regarding the terms of any investment.


BOOK ENTRY
Shares are held in book-entry form, which means that no Share certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of Share certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of

Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other stocks that you hold in book-entry or "street name" form.


SHARE TRADING PRICES
The trading prices of Shares of a Fund on NYSE Arca may differ from such Fund's daily NAV and can be affected by market forces of supply and demand, economic conditions and other factors.

NYSE Arca disseminates the approximate value of Shares of the Funds every 15 seconds. In addition, First Trust has engaged Telekurs (USA) Inc., on behalf of First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and Archipelago Holdings, Inc., on behalf of First Trust ISE Global Wind Energy Index Fund, to calculate and disseminate the approximate value of Shares of the Funds every 15 seconds. This approximate value should not be viewed as a "real-time" update of the NAV per Share of the Funds because the approximate value may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange is updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange, the closing price of the security will be used throughout the remainder of the business day where the markets remain open. Furthermore, in calculating the intra-day portfolio value of each Fund's Shares, Telekurs (USA) Inc. and Archipelago Holdings, Inc. shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m., Eastern time) that it deems to be most appropriate. Because the exchange rates used to calculate the intra-day portfolio value of each Fund's Shares may differ from those used by a Fund to calculate its daily NAV, intra-day portfolio values may differ from a Fund's daily NAV. The Funds are not involved in, or responsible for, the calculation or dissemination of the approximate value and the Funds do not make any warranty as to its accuracy.


FREQUENT PURCHASES AND REDEMPTIONS OF THE FUNDS' SHARES
The Funds impose no restrictions on the frequency of purchases and redemptions ("market timing"). In determining not to approve a written, established policy, the Board evaluated the risks of market timing activities by the Funds' shareholders. The Board considered that, unlike traditional mutual funds, each Fund issues and redeems its Shares at NAV per Share generally for a basket of securities intended to mirror such Fund's portfolio, plus a small amount of cash, and the Shares may be purchased and sold on the NYSE Arca at prevailing market prices. The Board noted that a Fund's Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs and that the vast majority of trading in Shares occurs on the secondary market. Because the secondary market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including: dilution, disruption of portfolio management, increases in a Fund's trading costs and the realization of capital gains. With respect to trades directly with a Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause any of the harmful effects (as noted above) that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs, which could negatively impact a Fund's ability to achieve its investment objective. However, the Board noted that direct trading by APs is critical to ensuring that the Shares trade at or close to NAV. The Funds also employ fair valuation pricing to minimize potential dilution from market timing. The Funds impose transaction fees on in-kind purchases and redemptions of Shares to cover the custodial and other costs incurred by the Funds in executing in-kind trades, and with respect to the redemption fees, these fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that a Fund's trading costs increase in those circumstances. Given this structure, the Board determined that (a) it is unlikely that market timing would be attempted by a Fund's shareholders and (b) any attempts to market time a Fund by shareholders would not be expected to negatively impact a Fund or its shareholders.



                   CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Investors such as market makers, large investors and institutions that wish to deal in Creation Units directly with the Funds must have entered into an AP agreement with the Funds' distributor and transfer agent, or purchase Shares through a dealer that has entered into such an agreement. Set forth below is a brief description of the procedures applicable to purchases and redemptions of Creation Units. For more detailed information, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


PURCHASE
In order to purchase Creation Units of the Funds, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment referred to as the "Cash Component." To the extent Deposit Securities are delivered, the list of the names and the numbers of shares of the Deposit Securities is made available by the Funds' custodian through the facilities of the National

Securities Clearing Corporation ("NSCC"), each day the New York Stock Exchange is open for trading. The Cash Component (including any cash in lieu amount) represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities.

Orders must be placed in proper form by or through an AP, which is a participant that utilizes the DTC facilities (the "DTC Participant"). All orders must be placed for one or more whole Creation Units of Shares of the Funds. Such orders must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinarily 4:00 p.m., Eastern time) ("Closing Time") in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. Deposit Securities must be delivered to an account maintained at the applicable local custodian or subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. The AP must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to a Fund or
(ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an AP in the event that a Fund permits or requires the substitution of an amount of cash (i.e., a "cash in lieu amount") to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.

Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $500 for First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, $1,000 each for First Trust Dow Jones Global Select Dividend Index Fund and First Trust ISE Global Wind Energy Index Fund, and $4,000 for First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. See "Creation and Redemption of Creation Unit Aggregations" in the SAI. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an AP to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the AP may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Shares of the Funds may be issued in advance of receipt of all Deposit Securities subject to various conditions, including a requirement to maintain on deposit with such Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.


LEGAL RESTRICTIONS ON TRANSACTIONS IN CERTAIN STOCKS
An investor subject to a legal restriction with respect to a particular stock required to be deposited in connection with the purchase of a Creation Unit may, at a Fund's discretion, be permitted to deposit an equivalent amount of cash in substitution for any stock which would otherwise be included in the Deposit Securities applicable to the purchase of a Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.


REDEMPTION
The Funds' custodian makes available each day the Exchange is open for trading, through the facilities of the NSCC, the list of the names and the numbers of Shares of each Fund's portfolio securities that will be applicable that day to redemption requests in proper form ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities, which are applicable to purchases of Creation Units. Unless cash redemptions are available or specified for the Funds, the redemption proceeds consist of the Fund Securities, plus cash in an amount equal to the difference between the NAV of Shares being redeemed as next determined after receipt by the Funds' transfer agent of a redemption request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. Should the Fund Securities have a value greater than the NAV of Shares being redeemed, a compensating cash payment to such Fund equal to the differential, plus the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes will be required to be arranged for by or on behalf of the redeeming AP.

Investors should expect to incur customary brokerage commissions in connection with assembling a sufficient number of Shares of the Funds to constitute a redeemable Creation Unit. For more details, see "Creation and Redemption of Creation Unit Aggregations" in the SAI.

In order to redeem Creation Units of the Funds, an AP must submit an order to redeem for one or more whole Creation Units. Such orders must be received by the Funds' transfer agent in proper form no later than Closing Time in order to receive that day's closing NAV per Share. In the case of custom orders, as further described in the SAI, the order must be received by the Funds' transfer agent no later than 3:00 p.m., Eastern time. An AP must maintain appropriate securities broker-dealer, bank or other custody arrangements to which account such Deposit Securities will be delivered in connection with a redemption order. If the AP, or any party on whose behalf the AP is acting, does not have appropriate arrangements to take delivery of the Deposit Securities in the relevant jurisdiction(s) and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Deposit Securities in such jurisdictions, and in certain other circumstances, the AP will be required to receive redemption proceeds in cash. In such case, the AP will receive a cash payment equal to the NAV (next determined after receipt of the redemption order) times the number of Shares in a Creation Unit minus the Redemption Transaction Fee. When the Funds redeem Shares for cash, the AP may also be assessed an amount to cover the cost of selling the Deposit Securities, including operational processing and brokerage costs, transfer fees and stamp taxes. The delivery of redemption proceeds will be made within twelve calendar days after the redemption order is received in proper form, except to the extent that a delivery is delayed due to the introduction of new or special holidays, the treatment by participants in the local market of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), or changes in local securities delivery practices. Under these circumstances, the Funds will notify the AP as soon as reasonably practicable.

Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $500 for First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, $1,000 each for First Trust Dow Jones Global Select Dividend Index Fund and First Trust ISE Global Wind Energy Index Fund, and $4,000 for First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of its corresponding Index. The Funds reserve the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, the Funds may, in their discretion, reject any such request. See "Creation and Redemption of Creation Unit Aggregations" in the SAI.



                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends from net investment income of the Funds, if any, are declared and paid quarterly by First Trust Dow Jones Global Select Dividend Index Fund and First Trust Dow Jones STOXX(R) European Select Dividend Index Fund and semi-annually by First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust ISE Global Wind Energy Index Fund. Each Fund distributes its net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available. Such Shares will generally be reinvested by the broker based upon the market price of those Shares and investors may be subject to customary brokerage commissions charged by the broker.



                               FEDERAL TAX MATTERS

This section summarizes some of the main U.S. federal income tax consequences of owning Shares of the Funds. This section is current as of the date of this Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or non-U.S. tax consequences.

This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, counsel to the Funds was not asked to review, and has not reached a conclusion with respect to, the federal income tax treatment of the assets to be included in the Funds. This may not be sufficient for you to use for the purpose of avoiding penalties under federal tax law.

As with any investment, you should seek advice based on your individual circumstances from your own tax adviser.


FUND STATUS
Each Fund intends to continue to qualify as a "regulated investment company" under the federal tax laws. If a Fund qualifies as a regulated investment company and distributes its income as required by the tax law, the Fund generally will not pay federal income taxes.


DISTRIBUTIONS
The Funds' distributions are generally taxable. After the end of each year, you will receive a tax statement that separates the distributions of a Fund into two categories, ordinary income distributions and capital gains dividends. Ordinary income distributions are generally taxed at your ordinary tax rate, however, as further discussed below, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. Generally, you will treat all capital gains dividends as long-term capital gains regardless of how long you have owned your Shares. To determine your actual tax liability for your capital gains dividends, you must calculate your total net capital gain or loss for the tax year after considering all of your other taxable transactions, as described below. In addition, the Fund may make distributions that represent a return of capital for tax purposes and thus will generally not be taxable to you. The tax status of your distributions from a Fund is not affected by whether you reinvest your distributions in additional Shares or receive them in cash. The income from a Fund that you must take into account for federal income tax purposes is not reduced by amounts used to pay a deferred sales fee, if any. The tax laws may require you to treat distributions made to you in January as if you had received them on December 31 of the previous year.


DIVIDENDS RECEIVED DEDUCTION
A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from the Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by the Funds from certain corporations may be designated by the Funds as being eligible for the dividends received deduction.


CAPITAL GAINS AND LOSSES AND CERTAIN ORDINARY INCOME DIVIDENDS
If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (generally 5% for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Shares to determine your holding period. However, if you receive a capital gain dividend from a Fund and sell your Shares at a loss after holding it for six months or less, the loss will be recharacterized as long-term capital loss to the extent of the capital gain dividend received. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Code treats certain capital gains as ordinary income in special situations.

Ordinary income dividends received by an individual shareholder from a regulated investment company such as the Funds are generally taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Funds themselves. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distribution which may be taken into account as a dividend which is eligible for the capital gains tax rates.


SALE OR REDEMPTION OF SHARES
If you sell or redeem your Shares, you will generally recognize a taxable gain or loss. To determine the amount of this gain or loss, you must subtract your tax basis in your Shares from the amount you receive in the transaction. Your tax basis in your Shares is generally equal to the cost of your Shares, generally including sales charges. In some cases, however, you may have to adjust your tax basis after you purchase your Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS
If you exchange equity securities for Creation Units you will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and your aggregate basis in the securities surrendered and the Cash Component paid. If you exchange Creation Units for equity securities, you will generally recognize a gain or loss equal to the difference between your basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.


DEDUCTIBILITY OF FUND EXPENSES
Expenses incurred and deducted by the Funds will generally not be treated as income taxable to you. In some cases, however, you may be required to treat your portion of these Fund expenses as income. In these cases you may be able to take a deduction for these expenses. However, certain miscellaneous itemized deductions, such as investment expenses, may be deducted by individuals only to the extent that all of these deductions exceed 2% of the individual's adjusted gross income.


NON-U.S. TAX CREDIT
Because the Funds may invest in non-U.S. securities, the tax statement that you receive may include an item showing non-U.S. taxes a Fund paid to other countries. In this case, dividends taxed to you will include your share of the taxes such Fund paid to other countries. You may be able to deduct or receive a tax credit for your share of these taxes.


NON-U.S. INVESTORS
If you are a non-U.S. investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or trust), you should be aware that, generally, subject to applicable tax treaties, distributions from a Fund will be characterized as dividends for federal income tax purposes (other than dividends which a Fund designates as capital gain dividends) and will be subject to U.S. federal income taxes, including withholding taxes, subject to certain exceptions described below. However, distributions received by a non-U.S. investor from a Fund that are properly designated by a Fund as capital gain dividends may not be subject to U.S. federal income taxes, including withholding taxes, provided that a Fund makes certain elections and certain other conditions are met. In the case of dividends with respect to taxable years of the Funds beginning prior to 2010, distributions from the Funds that are properly designated by the Funds as an interest-related dividend attributable to certain interest income received by the Funds or as a short-term capital gain dividend attributable to certain net short-term capital gain income received by the Funds may not be subject to U.S. federal income taxes, including withholding taxes when received by certain foreign investors, provided that the Funds make certain elections and certain other conditions are met.


INVESTMENTS IN CERTAIN NON-U.S. CORPORATIONS
If a Fund holds an equity interest in any PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its shareholders. A Fund will not be able to pass through to its shareholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.



                                DISTRIBUTION PLAN

FTP serves as the distributor of Creation Units for the Funds on an agency basis. FTP does not maintain a secondary market in Shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse FTP for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are APs for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, the Funds will not pay 12b-1 fees any time before January 31, 2010. However, in the event 12b-1 fees are charged in the future, because these fees are paid out of the Funds' assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.



                                 NET ASSET VALUE

Each Fund's NAV is determined as of the close of trading (normally 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open for business. NAV is calculated for a Fund by taking the market price of the Fund's total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing such amount by the total number of Shares outstanding. The result, rounded to the nearest cent, is the NAV per Share. All valuations are subject to review by the Board or its delegate.

In determining NAV, expenses are accrued and applied daily and securities and other assets are generally valued as set forth below. Common stocks and other equity securities listed on any national or non-U.S. exchange will be valued at the last sale price for all exchanges other than The Nasdaq Stock Market, Inc. ("NASDAQ") and the London Stock Exchange Plc ("AIM") (and the official closing price for NASDAQ and AIM) on the exchange or system in which they are principally traded on the valuation date. If there are no transactions on the valuation date or if there is no official closing price issued on the valuation date, securities traded principally on an exchange (including NASDAQ and AIM) will be valued at the mean between the most recent bid and ask prices. Equity securities traded in the over-the-counter market are valued at their closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities. Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis. The value of any portfolio security held by the Fund for which market quotations are not readily available or securities for which market quotations are deemed unreliable will be determined by the Board or its designee in a manner that most fairly reflects the market value of the security on the valuation date.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board and in accordance with the provisions of the 1940 Act. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "Securities Act")) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in the prices used by the Fund differing from the closing prices on the applicable exchange and fair value prices may not reflect the actual value of a security. A variety of factors may be considered in determining the fair value of such securities. See the SAI for details.

Valuing a Fund's securities using fair value pricing will result in using prices for those securities that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund's NAV and the prices used by its Index, which, in turn, could result in a difference between such Fund's performance and the performance of its Index.

Because foreign markets may be open on different days than the days during which an investor may purchase the Shares of a Fund, the value of such Fund's securities may change on the days when investors are not able to purchase the Shares of such Fund.

The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by a Fund's Index may adversely affect such Fund's ability to track its Index.

                             FUND SERVICE PROVIDERS

The Bank of New York Mellon Corporation is the administrator, custodian and fund accounting and transfer agent for the Funds. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, serves as legal counsel to the Funds.

The Trust has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC, Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC provides certain administrative services to the Trust in connection with the Board's meetings and other related matters.



                         INTRA-DAY PORTFOLIO CALCULATORS

First Trust has entered into an agreement with Telekurs (USA) Inc. ("Telekurs"), River Bend Center, One Omega Drive, Building 3, Stamford, Connecticut 06907, on behalf of First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund and First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, pursuant to which Telekurs or its designee will be responsible for calculating the intra-day portfolio values for the Funds' Shares. Each Fund will reimburse First Trust for some or all of the fees payable under such agreement.

First Trust has entered into an agreement with Archipelago Holdings, Inc. ("Archipelago"), 100 South Wacker Drive, Suite 1800, Chicago, Illinois 60606, on behalf of First Trust ISE Global Wind Energy Index Fund, pursuant to which Archipelago or its designee will be responsible for calculating the intra-day portfolio values for the Fund's Shares. The Fund will reimburse First Trust for some or all of the fees payable under such agreement.



                                 INDEX PROVIDERS

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
The Index that the Fund seeks to track is developed by Dow Jones, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and among the Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.


FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
The Index that the Fund seeks to track is developed by STOXX, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and among the Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.

STOXX is a joint venture of Deutsche Boerse AG, Dow Jones and the SWX Group for the development, maintenance, distribution and marketing of the Dow Jones STOXX(R) indices. STOXX issues licenses for the commercial use of the Dow Jones STOXX(R) indices. The goals of the design, development and delivery of the Dow Jones STOXX(R) indices is to ensure that they are investable, tradable and transparent. Dow Jones STOXX(R) indices are licensed to companies around the world as the basis for investment products.


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
The Index that the Fund seeks to track is developed by FTSE, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and between the Fund and First Trust, which in turn has a licensing agreement with the Index Provider.


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
The Index that the Fund seeks to track is developed by ISE, the Index Provider. The Index Provider is not affiliated with the Fund or First Trust. The Fund is entitled to use the Index pursuant to a sublicensing arrangement by and among the Fund, the Index Provider and First Trust, which in turn has a licensing agreement with the Index Provider.

                                   DISCLAIMERS

First Trust does not guarantee the accuracy and/or the completeness of the Indices or any data included therein, and First Trust shall have no liability for any errors, omissions or interruptions therein. First Trust makes no warranty, express or implied, as to results to be obtained by the Funds, owners of the Shares of the Funds or any other person or entity from the use of the Indices or any data included therein. First Trust makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Indices or any data included therein. Without limiting any of the foregoing, in no event shall First Trust have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Indices, even if notified of the possibility of such damages.


FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the Index, which is determined, composed and calculated by Dow Jones without regard to First Trust or the Fund. Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.


FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
"STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

The Fund is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. STOXX's only relationship to First Trust and the Fund is the licensing of certain trademarks and trade names of STOXX, Dow Jones and the Index which is determined, composed and calculated by STOXX without regard to First Trust or the Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the Fund or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the Fund.

NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE FUND.


FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
The Shares of the Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited ("FTSE") or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Index stands at any particular time on any particular day or otherwise. The Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund. The Index Provider has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.



                          PREMIUM/DISCOUNT INFORMATION

The tables that follow present information about the differences between each Fund's daily market price on the NYSE Arca and its NAV. The "Market Price" of a Fund generally is determined using the midpoint between the highest bid and lowest offer on the Exchange, as of the time a Fund's NAV is calculated. A Fund's Market Price may be at, above, or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (generally expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV. A discount is the amount that a Fund is trading below the reported NAV.

The following information shows the frequency distribution of premiums and discounts of the daily bid/ask price of each Fund against each Fund's NAV. The information shown for each Fund is for the period indicated. All data presented here represents past performance, which cannot be used to predict future results. Information about the premiums and discounts at which the Funds' Shares have traded is available on the Funds' website at www.ftportfolios.com.

             FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
For the Period 11/27/07-9/30/08*         21                       22                      54                      69
Quarter Ended 12/31/08                    4                        2                       9                      29

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
For the Period 11/27/07-9/30/08*         17                        6                      12                      12
Quarter Ended 12/31/08                    4                        2                       8                       6
* Trading commenced on 11/27/07.




       FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 9/30/08                  38                       55                      74                      30
Quarter Ended 12/31/08                    9                        6                      13                      22

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 9/30/08                  25                       12                      10                       9
Quarter Ended 12/31/08                    2                        1                       4                       7




           FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 9/30/08                  58                       63                      48                      11
Quarter Ended 12/31/08                    5                        5                      13                      26

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
12 Months Ended 9/30/08                  35                       21                      12                       5
Quarter Ended 12/31/08                    2                        2                       1                      10


                                       43




                  FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND
                            Bid/Ask Midpoint vs. NAV

                  Number of Days Bid/Ask Midpoint At/Above NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
For the Period 6/18/08-9/30/08*          24                       17                      13                       2
Quarter Ended 12/31/08                    9                       12                      19                       7

                    Number of Days Bid/Ask Midpoint Below NAV
                                  0-49 Basis Points      50-99 Basis Points     100-199 Basis Points      >= 200 Basis Points
For the Period 6/18/08-9/30/08*           6                        1                       8                       2
Quarter Ended 12/31/08                    4                        4                       6                       3

* Trading commenced on 6/18/08.



                            TOTAL RETURN INFORMATION

The tables below compare the total return of each Fund to the total return of the Index on which it is based and each Fund's benchmark indices. The information presented for each Fund is for the period indicated. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by First Trust.

"Average annual total returns" represent the average annual change in the value of an investment over the period indicated."Cumulative total returns" represent the total change in value of an investment over the period indicated. The NAV per Share of a Fund is the value of one Share of a Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding Shares. The NAV return is based on the NAV per Share of a Fund, and the market return is based on the market price per Share of a Fund. The price used to calculate market return ("Market Price") generally is determined by using the midpoint between the highest bid and the lowest offer on the Exchange on which the Shares of a Fund are listed for trading, as of the time that a Fund's NAV is calculated. Since the Shares of each Fund typically do not trade in the secondary market until several days after a Fund's inception, for the period from inception to the first day of secondary market trading in Shares of a Fund, the NAV of a Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in a Fund at Market Price and NAV, respectively. An Index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns reflect the reinvestment of dividends on securities in the Indices. The returns shown in the table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Shares of a Fund. The investment return and principal value of Shares of a Fund will vary with changes in market conditions. Shares of a Fund may be worth more or less than their original cost when they are redeemed or sold in the market. A Fund's past performance is no guarantee of future results.


             First Trust Dow Jones Global Select Dividend Index Fund

                                                                                                      Cumulative Total Returns
                                                                                                        Inception (11/21/07)
                                                                                                             to 9/30/08
FUND PERFORMANCE
NAV                                                                                                            -29.72%
Market Price                                                                                                   -30.82%
INDEX PERFORMANCE
Dow Jones Global Select Dividend IndexSM                                                                       -30.75%
Dow Jones World Developed Markets IndexSM                                                                      -21.84%
MSCI World Index                                                                                               -21.44%

       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund

                                                                  Average Annual Total Returns        Cumulative Total Returns
                                                              12 Months            Inception (8/27/07)   Inception (8/27/07)
                                                            Ended 9/30/08              to 9/30/08            to 9/30/08
FUND PERFORMANCE
NAV                                                            -46.12%                   -41.53%               -44.38%
Market Price                                                   -45.94%                   -41.07%               -43.91%
INDEX PERFORMANCE
Dow Jones STOXX(R) Select Dividend 30 Index                    -46.24%                   -41.67%               -44.61%
Dow Jones STOXX(R) 600 Index                                   -30.97%                   -24.65%               -26.67%
MSCI Europe Index                                              -30.50%                   -24.10%               -26.08%



           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund

                                                                  Average Annual Total Returns        Cumulative Total Returns
                                                              12 Months            Inception (8/27/07)   Inception (8/27/07)
                                                            Ended 9/30/08              to 9/30/08            to 9/30/08
FUND PERFORMANCE
NAV                                                            -30.35%                   -23.68%               -25.57%
Market Price                                                   -31.50%                   -24.52%               -26.48%
INDEX PERFORMANCE
FTSE EPRA/NAREIT Global Real Estate Index                      -30.61%                   -23.84%               -25.80%
S&P/Citigroup Global REIT Index                                -24.54%                   -18.50%               -20.08%
MSCI World REIT Index                                          -24.91%                   -18.35%               -19.93%



                  First Trust ISE Global Wind Energy Index Fund

                                                                                                      Cumulative Total Returns
                                                                                                         Inception (6/16/08)
                                                                                                             to 9/30/08
FUND PERFORMANCE
NAV                                                                                                            -36.30%
Market Price                                                                                                   -36.23%
INDEX PERFORMANCE
ISE Global Wind Energy Index                                                                                   -36.86%
Russell 3000(R) Index                                                                                          -14.17%
MSCI World Index                                                                                               -18.88%



                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since its inception. Certain information reflects financial results for a single Share of each Fund. The total returns represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). The information for the periods indicated has been derived from financial statements audited by Deloitte & Touche LLP, whose report, along with each Fund's financial statements, are included in the Annual Report to Shareholders dated September 30, 2008 and are incorporated by reference in the Funds' SAI, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND

                                                            FOR THE PERIOD
                                                         NOVEMBER 21, 2007 (A)
                                                                THROUGH
                                                          SEPTEMBER 30, 2008
                                                          ___________________

Net asset value, beginning of period                         $    30.00
                                                             ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                       1.38
Net realized and unrealized gain (loss)                          (10.10)
                                                             ----------
Total from investment operations                                  (8.72)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                             (1.33)
                                                             ----------

Net asset value, end of period                                $   19.95
                                                              =========

TOTAL RETURN (B)                                                 (29.72)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                          $   3,990
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                      4.79% (c)
Ratio of net expenses to average net assets                        0.60% (c)
Ratio of net investment income to average net assets               6.33% (c)
Portfolio turnover rate (d)                                          42%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FORMERLY KNOWN AS FIRST TRUST DJ STOXX(R) SELECT DIVIDED 30 INDEX FUND)

                                                                               FOR THE PERIOD
                                                             FOR THE         AUGUST 27, 2007 (A)
                                                           YEAR ENDED              THROUGH
                                                       SEPTEMBER 30, 2008    SEPTEMBER 30, 2007
                                                       ___________________   ___________________

Net asset value, beginning of period                       $   30.97            $   30.00
                                                           ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    1.26                 0.03 (b)
Net realized and unrealized gain (loss)                       (15.32)                0.94
                                                           ---------            ---------
Total from investment operations                              (14.06)                0.97

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (1.29)                  --
                                                           ---------            ---------

Net asset value, end of period                             $   15.62            $   30.97
                                                           =========            =========

TOTAL RETURN (C)                                              (46.12)%               3.23%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $ 12,545            $   3,200
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   1.95%               19.64% (d)
Ratio of net expenses to average net assets                     0.60%                0.60% (d)
Ratio of net investment income to average net assets            6.43%                1.18% (d)
Portfolio turnover rate (e)                                       80%                   0%

(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND

                                                                               FOR THE PERIOD
                                                             FOR THE         AUGUST 27, 2007 (A)
                                                           YEAR ENDED              THROUGH
                                                       SEPTEMBER 30, 2008    SEPTEMBER 30, 2007
                                                       ___________________   ___________________

Net asset value, beginning of period                       $   53.43            $   50.00
                                                           ---------            ---------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                    1.25                 0.14 (b)
Net realized and unrealized gain (loss)                       (17.25)                3.29
                                                           ---------            ---------
Total from investment operations                              (16.00)                3.43

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                          (1.19)                  --
                                                           ---------            ---------

Net asset value, end of period                             $   36.24            $   53.43
                                                           =========            =========

TOTAL RETURN (C)                                              (30.35)%               6.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                         $ 7,249            $   5,343
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                   2.68%               11.51% (d)
Ratio of net expenses to average net assets                     0.60%                0.60% (d)
Ratio of net investment income to average net assets            3.07%                3.22% (d)
Portfolio turnover rate (e)                                        7%                   1%

(a) Inception date.
(b) Based on average shares outstanding.
(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(d) Annualized.
(e) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.



FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND

                                                             FOR THE PERIOD
                                                            JUNE 16, 2008 (A)
                                                                 THROUGH
                                                           SEPTEMBER 30, 2008
                                                           ___________________

Net asset value, beginning of period                          $    30.00
                                                              ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                        0.01
Net realized and unrealized gain (loss)                           (10.90)
                                                              ----------
Total from investment operations                                  (10.89)
                                                              ----------

Net asset value, end of period                                $    19.11
                                                              ==========

TOTAL RETURN (B)                                                  (36.30)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                          $   63,067
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets                       0.98% (c)
Ratio of net expenses to average net assets                         0.60% (c)
Ratio of net investment income to average net assets                0.24% (c)
Portfolio turnover rate (d)                                           13%

(a) Inception date.
(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.
(c) Annualized.
(d) Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                                OTHER INFORMATION

CONTINUOUS OFFERING
Each Fund will issue, on a continuous offering basis, its Shares in one or more groups of a fixed number of Fund Shares (each such group of such specified number of individual Fund Shares, a "Creation Unit Aggregation"). The method by which Creation Unit Aggregations of Fund Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Unit Aggregations of Shares are issued and sold by a Fund on an ongoing basis, a "distribution," as such term is used in the Securities Act, may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Unit Aggregations after placing an order with FTP, breaks them down into constituent Shares and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a Prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. The Trust, on behalf of each Fund, however, has received from the Securities and Exchange Commission an exemption from the prospectus delivery obligation in ordinary secondary market transactions under certain circumstances, on the condition that purchasers are provided with a product description of the Shares. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares are reminded that, under the Securities Act Rule 153, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a broker-dealer in connection with a sale on the Exchange is satisfied by the fact that the Prospectus is available from the Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available with respect to transactions on a national securities exchange, a trading facility or an alternative trading system.

[LOGO OMITTED]   FIRST TRUST                FIRST TRUST EXCHANGE-TRADED FUND II
-------------------------------------------------------------------------------


             First Trust Dow Jones Global Select Dividend Index Fund
       First Trust Dow Jones STOXX(R) European Select Dividend Index Fund
           First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund
                  First Trust ISE Global Wind Energy Index Fund




FOR MORE INFORMATION

For more detailed information on the Funds, several additional sources of information are available to you. The SAI, incorporated by reference into this Prospectus, contains detailed information on the Funds' policies and operation. Additional information about the Funds' investments is available in the annual and semi-annual reports to Shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly impacted the Funds' performance during the last fiscal year. The Funds' most recent SAI, annual or semi-annual reports and certain other information are available free of charge by calling the Funds at (800) 621-1675, on the Funds' website at www.ftportfolios.com or through your financial adviser. Shareholders may call the toll-free number above with any inquiries.

You may obtain this and other information regarding the Funds, including the Codes of Ethics adopted by First Trust, FTP and the Trust, directly from the Securities and Exchange Commission (the "SEC"). Information on the SEC's website is free of charge. Visit the SEC's on-line EDGAR database at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C., or call the SEC at (202) 551-8090 for information on the Public Reference Room. You may also request information regarding the Funds by sending a request (along with a duplication fee) to the SEC's Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549 or by sending an electronic request to publicinfo@sec.gov.








First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, Illinois 60187
(800) 621-1675                                           SEC File #: 333-143964
www.ftportfolios.com                                                  811-21944


                                   Back Cover

                       STATEMENT OF ADDITIONAL INFORMATION


                    INVESTMENT COMPANY ACT FILE NO. 811-21944

                       FIRST TRUST EXCHANGE-TRADED FUND II

             FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND
       FIRST TRUST DOW JONES STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND
           FIRST TRUST FTSE EPRA/NAREIT GLOBAL REAL ESTATE INDEX FUND
                  FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND


                             DATED JANUARY 30, 2009

        This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated January 30, 2009 (the "Prospectus") for the First Trust Dow Jones Global Select Dividend Index Fund, First Trust Dow Jones STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund and First Trust ISE Global Wind Energy Index Fund (each, a "Fund" and collectively, the "Funds"), each a series of the First Trust Exchange-Traded Fund II (the "Trust"), as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Funds' Prospectus, unless otherwise noted. A copy of the Funds' Prospectus may be obtained without charge by writing to the Trust's distributor, First Trust Portfolios L.P., 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187, or by calling toll free at (800) 621-1675.


                                TABLE OF CONTENTS


GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS...............................1

EXCHANGE LISTING AND TRADING.................................................3

INVESTMENT OBJECTIVES AND POLICIES...........................................4

INVESTMENT STRATEGIES........................................................5

SUBLICENSE AGREEMENTS.......................................................15

INVESTMENT RISKS............................................................19

MANAGEMENT OF THE FUNDS.....................................................22

ACCOUNTS MANAGED BY INVESTMENT COMMITTEE....................................35

BROKERAGE ALLOCATIONS.......................................................35

CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
   INDEX PROVIDER, ADDITIONAL SERVICE PROVIDER AND EXCHANGE.................38

ADDITIONAL INFORMATION......................................................41

PROXY VOTING POLICIES AND PROCEDURES........................................42

CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS.......................44

REGULAR HOLIDAYS 52

FEDERAL TAX MATTERS.........................................................58

DETERMINATION OF NAV........................................................64

DIVIDENDS AND DISTRIBUTIONS.................................................66

MISCELLANEOUS INFORMATION...................................................67

FINANCIAL STATEMENTS........................................................67


        The audited financial statements for the Funds' most recent fiscal year appear in the Funds' Annual Report to Shareholders dated September 30, 2008, which is attached hereto. The Annual Report was filed with the Securities and Exchange Commission ("SEC") on November 26, 2008. The financial statements from such Annual Report are incorporated herein by reference. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.


                                      -ii-


                 GENERAL DESCRIPTION OF THE TRUST AND THE FUNDS

        The Trust was organized as a Massachusetts business trust on July 20, 2006 and is authorized to issue an unlimited number of shares in one or more series or "funds." The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently offers Shares (as defined below) in five series, including the First Trust Dow Jones Global Select Dividend Index Fund (the "Select Dividend Index Fund"), First Trust Dow Jones STOXX(R) European Select Dividend Index Fund (formerly known as First Trust DJ STOXX(R) Select Dividend 30 Index Fund) (the "European Select Dividend Index Fund"), First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund (the "Global Real Estate Index Fund"), First Trust ISE Global Wind Energy Index Fund (the "Global Wind Energy Index Fund") and First Trust ISE Global Engineering and Construction Index Fund, each a non-diversified series.

        This Statement of Additional Information relates only to the Funds. The shares of the Funds are referred to herein as "Shares" or "Fund Shares." Each Fund, as a series of the Trust, represents a beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies.

        The Board of Trustees of the Trust (the "Board of Trustees" or the "Trustees") has the right to establish additional series in the future, to determine the preferences, voting powers, rights and privileges thereof and to modify such preferences, voting powers, rights and privileges without shareholder approval. Shares of any series may also be divided into one or more classes at the discretion of the Trustees.

        The Trust or any series or class thereof may be terminated at any time by the Board of Trustees upon written notice to the shareholders.

        Each Share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all series of the Trust vote together as a single class except as otherwise required by the 1940 Act, or if the matter being voted on affects only a particular series, and, if a matter affects a particular series differently from other series, the Shares of that series will vote separately on such matter. The Trust's Declaration of Trust (the "Declaration") requires a shareholder vote only on those matters where the 1940 Act requires a vote of shareholders and otherwise permits the Trustees to take actions without seeking the consent of shareholders. For example, the Declaration gives the Trustees broad authority to approve reorganizations between a Fund and another entity, such as another exchange-traded fund, or the sale of all or substantially all of a Fund's assets, or the termination of the Trust or any Fund without shareholder approval if the 1940 Act would not require such approval.

        The Declaration provides that by becoming a shareholder of a Fund, each shareholder shall be expressly held to have agreed to be bound by the provisions of the Declaration. The Declaration may, except in limited circumstances, be amended or supplemented by the Trustees without shareholder vote. The Declaration provides that the Trustees may establish the number of Trustees and that vacancies on the Board of Trustees may be filled by the remaining Trustees, except when election of Trustees by the shareholders is required under the 1940

Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The Declaration also provides that Trustees may be removed, with or without cause, by a vote of shareholders holding at least two-thirds of the voting power of the Trust, or by a vote of two-thirds of the remaining Trustees. The provisions of the Declaration relating to the election and removal of Trustees may not be amended without the approval of two-thirds of the Trustees.

        The holders of Fund Shares are required to disclose information on direct or indirect ownership of Fund Shares as may be required to comply with various laws applicable to the Funds or as the Trustees may determine, and ownership of Fund Shares may be disclosed by the Funds if so required by law or regulation. In addition, pursuant to the Declaration, the Trustees may, in their discretion, require the Trust to redeem Shares held by any shareholder for any reason under terms set by the Trustees. The Declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand must first be made on the Trustees. The Declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the Trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the Trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a Fund, the Trustees are required to reject the demand and the complaining shareholder may not proceed with the derivative action unless the shareholder is able to sustain the burden of proof to a court that the decision of the Trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of a Fund. In making such a determination, a Trustee is not considered to have a personal financial interest by virtue of being compensated for his or her services as a Trustee. If a demand is rejected, the complaining shareholder will be responsible for the costs and expenses (including attorneys' fees) incurred by a Fund in connection with the consideration of the demand under a number of circumstances. If a derivative action is brought in violation of the Declaration, the shareholder bringing the action may be responsible for the Fund's costs, including attorneys' fees. The Declaration also provides that any shareholder bringing an action against a Fund waives the right to trial by jury to the fullest extent permitted by law.

        The Trust is not required to and does not intend to hold annual meetings of shareholders.

        Under Massachusetts law applicable to Massachusetts business trusts, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration contains an express disclaimer of shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration further provides for indemnification out of the assets and property of the Trust for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust or a Fund itself was unable to meet its obligations.

        The Declaration further provides that a Trustee acting in his or her capacity as Trustee is not personally liable to any person other than the Trust or its shareholders, for any act, omission, or obligation of the Trust. The Declaration requires the Trust to indemnify any persons who are or who have been Trustees, officers or employees of the Trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available. The Declaration provides that any Trustee who serves as chair of the Board of Trustees or of a committee of the Board of Trustees, lead independent Trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

        The Funds are advised by First Trust Advisors L.P. (the "Adviser" or "First Trust").

        The Shares are listed and trade on NYSE Arca, Inc. ("NYSE Arca"). The Shares will trade on NYSE Arca at market prices that may be below, at or above net asset value ("NAV"). Each Fund offers and issues Shares at NAV only in aggregations of a specified number of Shares (each a "Creation Unit" or a "Creation Unit Aggregation"). In order to purchase Creation Units of a Fund, an investor must deposit (i) cash in lieu of all or a portion of the Deposit Securities (as defined below) and/or (ii) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make a cash payment (the "Cash Component"). To the extent Deposit Securities are delivered, the list of the names and numbers of shares of the Deposit Securities is made available by a Fund's custodian through the facilities of the National Securities Clearing Corporation (the "NSCC"), each day the New York Stock Exchange is open for trading. The Cash Component (including any cash in lieu amount) represents the difference between the NAV of a Creation Unit and the market value of the Deposit Securities. Shares are redeemable only in Creation Unit Aggregations and, generally, in exchange for portfolio securities and a specified cash payment. Creation Units are aggregations of 50,000 Shares of a Fund.

        Fund Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the applicable Fund cash at least equal to 115% of the market value of the missing Deposit Securities. See the "Creation and Redemption of Creation Unit Aggregations" section. The Trust reserves the right to offer a "cash" option for creations and redemptions of Fund Shares. In each instance of such cash creations or redemptions, transaction fees may be imposed that will be higher than the transaction fees associated with in-kind creations or redemptions.


                          EXCHANGE LISTING AND TRADING

        There can be no assurance that the requirements of NYSE Arca necessary to maintain the listing of Shares of a Fund will continue to be met. NYSE Arca may, but is not required to, remove the Shares of a Fund from listing if (i) following the initial 12-month period beginning at the commencement of trading of a Fund, there are fewer than 50 beneficial owners of the Shares of such Fund for 30 or more consecutive trading days; (ii) the value of such Fund's Index (as defined below) is no longer calculated or available; or (iii) such other event shall occur or condition exist that, in the opinion of NYSE Arca, makes further dealings on NYSE Arca inadvisable. NYSE Arca will remove the Shares of a Fund from listing and trading upon termination of such Fund.

        As in the case of other stocks traded on NYSE Arca, broker's commissions on transactions will be based on negotiated commission rates at customary levels.

        The Funds reserve the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each Fund.


                       INVESTMENT OBJECTIVES AND POLICIES

        The Prospectus describes the investment objectives and policies of the Funds. The following supplements the information contained in the Prospectus concerning the investment objectives and policies of the Funds.

        Each Fund is subject to the following fundamental policies, which may not be changed without approval of the holders of a majority of the outstanding voting securities of the Fund:

               (1) A Fund may not issue senior securities, except as permitted under the 1940 Act.

               (2) A Fund may not borrow money, except that a Fund may (i) borrow money from banks for temporary or emergency purposes (but not for leverage or the purchase of investments) and (ii) engage in other transactions permissible under the 1940 Act that may involve a borrowing (such as obtaining short-term credits as are necessary for the clearance of transactions, engaging in delayed-delivery transactions, or purchasing certain futures, forward contracts and options), provided that the combination of (i) and (ii) shall not exceed 33-1/3% of the value of a Fund's total assets (including the amount borrowed), less a Fund's liabilities (other than borrowings).

               (3) A Fund will not underwrite the securities of other issuers except to the extent the Fund may be considered an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities.

               (4) A Fund will not purchase or sell real estate or interests therein, unless acquired as a result of ownership of securities or other instruments (but this shall not prohibit a Fund from purchasing or selling securities or other instruments backed by real estate or of issuers engaged in real estate activities).

               (5) A Fund may not make loans to other persons, except through
        (i) the purchase of debt securities permissible under a Fund's investment policies, (ii) repurchase agreements, or (iii) the lending of portfolio securities, provided that no such loan of portfolio securities may be made by a Fund if, as a result, the aggregate of such loans would exceed 33-1/3% of the value of a Fund's total assets.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from purchasing or selling options, futures contracts, forward contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries, except to the extent that the Index that a Fund is based upon, concentrates in an industry or a group of industries. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

        Except for restriction (2), if a percentage restriction is adhered to at the time of investment, a later increase in percentage resulting from a change in market value of the investment or the total assets will not constitute a violation of that restriction.

        The foregoing fundamental policies of each Fund may not be changed without the affirmative vote of the majority of the outstanding voting securities of the respective Fund. The 1940 Act defines a majority vote as the vote of the lesser of (i) 67% or more of the voting securities represented at a meeting at which more than 50% of the outstanding securities are represented; or
(ii) more than 50% of the outstanding voting securities. With respect to the submission of a change in an investment policy to the holders of outstanding voting securities of a Fund, such matter shall be deemed to have been effectively acted upon with respect to a Fund if a majority of the outstanding voting securities of a Fund vote for the approval of such matter, notwithstanding that (1) such matter has not been approved by the holders of a majority of the outstanding voting securities of any other series of the Trust affected by such matter, and (2) such matter has not been approved by the vote of a majority of the outstanding voting securities.

        In addition to the foregoing fundamental policies, the Funds are also subject to strategies and policies discussed herein which, unless otherwise noted, are non-fundamental restrictions and policies which may be changed by the Board of Trustees.


                              INVESTMENT STRATEGIES

        Under normal circumstances, each Fund will invest at least 90% of its total assets in common stocks that comprise such Fund's corresponding equity index as set forth below (each, an "Index" and collectively, the "Indices") or in Depositary Receipts representing securities in such Index. Fund shareholders are entitled to 60 days' notice prior to any change in this non-fundamental investment policy.

FUND                                            INDEX
Select Dividend Index Fund                      Dow Jones Global Select Dividend Index(SM)

European Select Dividend Index Fund             Dow Jones STOXX(R) Select Dividend 30 Index

Global Real Estate Index Fund                   FTSE EPRA/NAREIT Global Real Estate Index

Global Wind Energy Index Fund                   ISE Global Wind Energy Index

        Effective March 22, 2009, the name of the FTSE EPRA/NAREIT Global Real Estate Index will be changed to the FTSE EPRA/NAREIT Developed Index. This name change will have no effect on the index construction or methodology or the investment strategies or risks of the Global Real Estate Index Fund.

TYPES OF INVESTMENTS

        Warrants: The Funds may invest in warrants. Warrants acquired by a Fund entitle it to buy common stock from the issuer at a specified price and time. They do not represent ownership of the securities but only the right to buy them. Warrants are subject to the same market risks as stocks, but may be more volatile in price. A Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before their expiration date.

        Delayed-Delivery Transactions: The Funds may from time to time purchase securities on a "when-issued" or other delayed-delivery basis. The price of securities purchased in such transactions is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within 45 days of the purchase. During the period between the purchase and settlement, a Fund does not remit payment to the issuer, no interest is accrued on debt securities, and dividend income is not earned on equity securities. Delayed-delivery commitments involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of a decline in value of a Fund's other assets. While securities purchased in delayed-delivery transactions may be sold prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually acquiring them. At the time a Fund makes the commitment to purchase a security in a delayed-delivery transaction, it will record the transaction and reflect the value of the security in determining its NAV. The Funds do not believe that NAV will be adversely affected by purchases of securities in delayed-delivery transactions.

        The Funds will earmark or maintain in a segregated account cash, U.S. Government securities, and high-grade liquid debt securities equal in value to commitments for delayed-delivery securities. Such earmarked or segregated securities will mature or, if necessary, be sold on or before the settlement date. When the time comes to pay for delayed-delivery securities, a Fund will meet its obligations from then-available cash flow, sale of the securities earmarked or held in the segregated account described above, sale of other securities, or, although it would not normally expect to do so, from the sale of the delayed-delivery securities themselves (which may have a market value greater or less than a Fund's payment obligation).

        Illiquid Securities: The Funds may invest in illiquid securities (i.e., securities that are not readily marketable). For purposes of this restriction, illiquid securities include, but are not limited to, restricted securities (securities the disposition of which is restricted under the federal securities laws), securities that may only be resold pursuant to Rule 144A under the 1933 Act but that are deemed to be illiquid; and repurchase agreements with maturities in excess of seven days. However, a Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of a Fund's net assets. The Board of Trustees or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board of Trustees has delegated to First Trust the day-to-day determination of the illiquidity of any equity or fixed-income security, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board of Trustees has directed First Trust to look to factors such as (i) the nature of the market for a security (including the institutional private resale market, the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security, the amount of time normally needed to dispose of the security, the method of soliciting offers and the mechanics of transfer), (ii) the terms of certain securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), and (iii) other permissible relevant factors.

        Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Illiquid securities will be priced at fair value as determined in good faith under procedures adopted by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, a Fund should be in a position where more than 15% of the value of its net assets are invested in illiquid securities, including restricted securities which are not readily marketable, a Fund will take such steps as is deemed advisable, if any, to protect liquidity.

        Money Market Funds: The Funds may invest in shares of money market funds to the extent permitted by the 1940 Act.

        Temporary Investments: The Funds may, without limit as to percentage of assets, purchase U.S. Government securities or short-term debt securities to keep cash on hand fully invested or for temporary defensive purposes. Short-term debt securities are securities from issuers having a long-term debt rating of at least A by Standard & Poor's Ratings Group ("S&P Ratings"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") and having a maturity of one year or less.

        Short-term debt securities are defined to include, without limitation, the following:

               (1) U.S. Government securities, including bills, notes and bonds differing as to maturity and rates of interest, which are either issued or guaranteed by the U.S. Treasury or by U.S. Government agencies or instrumentalities. U.S. Government agency securities include securities issued by (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of United States, Small Business Administration, and the Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks, and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
        (c) Federal National Mortgage Association ("FNMA" or "Fannie Mae") which is a government-sponsored organization owned entirely by private stockholders and whose securities are guaranteed as to principal and interest by FNMA; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. In September 2008, FNMA was placed into conservatorship overseen by Federal Housing Finance Agency ("FHFA"). As conservator, FHFA will succeed to the rights, titles, powers and privileges of FNMA and any stockholder, officer or director of the company with respect to FNMA and its assets and title to all books, records and company assets held by any other custodian or third party. FHFA is charged with operating FNMA. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so since it is not so obligated by law. The U.S. Government, its agencies, and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate.

               (2) Certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to a Fund's 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current Federal Deposit Insurance Corporation regulations, the maximum insurance payable as to any one certificate of deposit is $250,000; therefore certificates of deposit purchased by the Funds may not be fully insured.

               (3) Bankers' acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

               (4) Repurchase agreements, which involve purchases of debt securities. In such an action, at the time a Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller, who also simultaneously agrees to buy back the security at a fixed price and time. This assures a predetermined yield for a Fund during its holding period since the resale price is always greater than the purchase price and reflects an agreed upon market rate. The period of these repurchase agreements will usually be short, from overnight to one week. Such actions afford an opportunity for a Fund to invest temporarily available cash. The Funds may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers acceptances in which the Funds may invest. In addition, the Funds may only enter into repurchase agreements where the market value of the purchased securities/collateral equals at least 100% of principal including accrued interest and is marked-to-market daily. The risk to the Funds is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the affected Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Funds, however, intend to enter into repurchase agreements only with financial institutions and dealers believed by First Trust to present minimal credit risks in accordance with criteria established by the Board of Trustees. First Trust will review and monitor the creditworthiness of such institutions. First Trust monitors the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. First Trust does so in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to a Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.

               (5) Bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

               (6) Commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by a Fund at any time. A Fund's portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow, and other liquidity ratios) and will continuously monitor the corporation's ability to meet all of its financial obligations, because a Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. The Funds may only invest in commercial paper rated A-1 or better by S&P, Prime-1 or higher by Moody's or Fitch 2 or higher by Fitch.

PORTFOLIO TURNOVER

        The Funds buy and sell portfolio securities in the normal course of their investment activities. The proportion of a Fund's investment portfolio that is sold and replaced with new securities during a year is known as a Fund's portfolio turnover rate. A turnover rate of 100% would occur, for example, if a Fund sold and replaced securities valued at 100% of its net assets within one year. Active trading would result in the payment by a Fund of increased brokerage costs and expenses.

HEDGING STRATEGIES

General Description of Hedging Strategies

        The Funds may engage in hedging activities. First Trust may cause the Funds to utilize a variety of financial instruments, including options, forward contracts, futures contracts (hereinafter referred to as "Futures" or "Futures Contracts"), and options on Futures Contracts to attempt to hedge each Fund's holdings.

        Hedging or derivative instruments on securities generally are used to hedge against price movements in one or more particular securities positions that a Fund owns or intends to acquire. Such instruments may also be used to "lock-in" realized but unrecognized gains in the value of portfolio securities. Hedging instruments on stock indices, in contrast, generally are used to hedge against price movements in broad equity market sectors in which a Fund has invested or expects to invest. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. The use of hedging instruments is subject to applicable regulations of the SEC, the several options and Futures exchanges upon which they are traded, the Commodity Futures Trading Commission (the "CFTC") and various state regulatory authorities. In addition, a Fund's ability to use hedging instruments may be limited by tax considerations.

General Limitations on Futures and Options Transactions

        The Trust has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the National Futures Association, the Futures industry's self-regulatory organization.

        The foregoing limitations are not fundamental policies of the Funds and may be changed without shareholder approval as regulatory agencies permit.

Asset Coverage for Futures and Options Positions

        The Funds will comply with the regulatory requirements of the SEC and the CFTC with respect to coverage of options and Futures positions by registered investment companies and, if the guidelines so require, will earmark or set aside cash, U.S. Government securities, high grade liquid debt securities and/or other liquid assets permitted by the SEC and CFTC in a segregated custodial account in the amount prescribed. Securities earmarked or held in a segregated account cannot be sold while the Futures or options position is outstanding, unless replaced with other permissible assets, and will be marked-to-market daily.

Stock Index Options

        The Funds may purchase stock index options, sell stock index options in order to close out existing positions, and/or write covered options on stock indices for hedging purposes. Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the stock index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.

        A stock index fluctuates with changes in the market values of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500 Index or the Value Line(R) Composite Indices or a more narrow market index, such as the S&P 100 Index. Indices may also be based on an industry or market segment. Options on stock indices are currently traded on the following exchanges: the Chicago Board Options Exchange, the NYSE Amex Options and the Philadelphia Stock Exchange.

        The Funds' use of stock index options is subject to certain risks. Successful use by a Fund of options on stock indices will be subject to the ability of First Trust to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Funds' securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities, which would result in a loss on both such securities and the options on stock indices acquired by the Fund.

        The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

Certain Considerations Regarding Options

        There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, a Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

        The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Options transactions may result in significantly higher transaction costs and portfolio turnover for the Funds.

Futures Contracts

        The Funds may enter into Futures Contracts, including index Futures as a hedge against movements in the equity markets, in order to hedge against changes on securities held or intended to be acquired by a Fund or for other purposes permissible under the Commodity Exchange Act (the "CEA"). A Fund's hedging may include sales of Futures as an offset against the effect of expected declines in stock prices and purchases of Futures as an offset against the effect of expected increases in stock prices. The Funds will not enter into Futures Contracts which are prohibited under the CEA and will, to the extent required by regulatory authorities, enter only into Futures Contracts that are traded on national Futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal interest rate Futures exchanges in the United States are the Chicago Board of Trade and the Chicago Mercantile Exchange. Futures exchanges and trading are regulated under the CEA by the CFTC.

        An interest rate Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., a debt security) or currency for a specified price at a designated date, time and place. An index Futures Contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index Futures Contract was originally written. Transaction costs are incurred when a Futures Contract is bought or sold and margin deposits must be maintained. A Futures Contract may be satisfied by delivery or purchase, as the case may be, of the instrument or by payment of the change in the cash value of the index. More commonly, Futures Contracts are closed out prior to delivery by entering into an offsetting transaction in a matching Futures Contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a gain will be realized. Conversely, if the offsetting sale price is more than the original purchase price, a gain will be realized; if it is less, a loss will be realized. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the Futures Contract.

        Margin is the amount of funds that must be deposited by a Fund with its custodian in a segregated account in the name of the Futures commission merchant in order to initiate Futures trading and to maintain a Fund's open positions in Futures Contracts. A margin deposit is intended to ensure a Fund's performance of the Futures Contract.

        The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract. Futures Contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the Futures Contract being traded.

        If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. In computing daily NAV, a Fund will mark to market the current value of its open Futures Contracts. The Funds expect to earn interest income on their margin deposits.

        Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Future Contracts were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount initially invested in the Futures Contract. However, a Fund would presumably have sustained comparable losses if, instead of the Futures Contract, it had invested in the underlying financial instrument and sold it after the decline.

        Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The day limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session.

Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some investors to substantial losses.

        There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a Futures position. A Fund would continue to be required to meet margin requirements until the position is closed, possibly resulting in a decline in the Fund's NAV. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.

        A public market exists in Futures Contracts covering a number of indices, including but not limited to, the S&P 500 Index, the S&P 100 Index, the NASDAQ-100 Index(R), the Value Line(R) Composite Index and the NYSE Composite Index(R).

Options on Futures

        The Funds may also purchase or write put and call options on Futures Contracts and enter into closing transactions with respect to such options to terminate an existing position. A Futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position
(put) in a Futures Contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the holder acquires a long position in the Futures Contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. Prior to exercise or expiration, a Futures option may be closed out by an offsetting purchase or sale of a Futures option of the same series.

        The Funds may use options on Futures Contracts in connection with hedging strategies. Generally, these strategies would be applied under the same market and market sector conditions in which the Funds use put and call options on securities or indices. The purchase of put options on Futures Contracts is analogous to the purchase of puts on securities or indices so as to hedge a Fund's securities holdings against the risk of declining market prices. The writing of a call option or the purchasing of a put option on a Futures Contract constitutes a partial hedge against declining prices of securities which are deliverable upon exercise of the Futures Contract. If the price at expiration of a written call option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in a Fund's holdings of securities. If the price when the option is exercised is above the exercise price, however, a Fund will incur a loss, which may be offset, in whole or in part, by the increase in the value of the securities held by a Fund that were being hedged. Writing a put option or purchasing a call option on a Futures Contract serves as a partial hedge against an increase in the value of the securities a Fund intends to acquire.

        As with investments in Futures Contracts, the Funds are required to deposit and maintain margin with respect to put and call options on Futures Contracts written by them. Such margin deposits will vary depending on the nature of the underlying Futures Contract (and the related initial margin requirements), the current market value of the option, and other Futures positions held by a Fund. A Fund will earmark or set aside in a segregated account at such Fund's custodian, liquid assets, such as cash, U.S. Government securities or other high-grade liquid debt obligations equal in value to the amount due on the underlying obligation. Such segregated assets will be marked-to-market daily, and additional assets will be earmarked or placed in the segregated account whenever the total value of the earmarked or segregated assets falls below the amount due on the underlying obligation.

        The risks associated with the use of options on Futures Contracts include the risk that the Funds may close out its position as a writer of an option only if a liquid secondary market exists for such options, which cannot be assured. A Fund's successful use of options on Futures Contracts depends on First Trust's ability to correctly predict the movement in prices of Futures Contracts and the underlying instruments, which may prove to be incorrect. In addition, there may be imperfect correlation between the instruments being hedged and the Futures Contract subject to the option. For additional information, see "Futures Contracts." Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures Contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures Contracts markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures Contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase the price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because of initial margin deposit requirements, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading," and other investment strategies might result in temporary price distortions.


                              SUBLICENSE AGREEMENTS

        Each Fund relies on a product license agreement (each, a "Product License Agreement") by and between the provider of each Index (each, an "Index Provider") and First Trust and a related sublicense agreement (the "Sublicense Agreement") with First Trust that grants the Trust, on behalf of each Fund a non-exclusive and non-transferable sublicense to use certain intellectual property of the Index Provider as set forth below, in connection with the issuance, distribution, marketing and/or promotion of each Fund. Pursuant to each Sublicense Agreement, each Fund has agreed to be bound by certain provisions of each Product License Agreement. Pursuant to each Product License Agreement, First Trust will pay each Index Provider an annual license fee in the amount set forth below. Under each Sublicense Agreement, each Fund will reimburse First Trust for its costs associated with the Product License Agreement.

FUND                      INDEX               INDEX PROVIDER        ANNUAL LICENSE FEE
Select Dividend Index     Dow Jones Global    Dow Jones & Company,  Greater of: (i) one
Fund                      Select Dividend     Inc.                  quarter of 0.05% of
                          Index(SM)                                 the average net
                                                                    assets in the Fund
                                                                    (at any quarter end)
                                                                    or (ii) 10% of the
                                                                    percentage of Fund
                                                                    assets paid for Fund
                                                                    operating expenses
                                                                    and management fees,
                                                                    including 12b-1 fees,
                                                                    administrative fees,
                                                                    and all other
                                                                    asset-based costs of
                                                                    the Fund (excluding
                                                                    brokerage costs),
                                                                    provided, that, this
                                                                    fee does not exceed
                                                                    0.08% of the average
                                                                    net assets (at any
                                                                    quarter end), and
                                                                    further, provided,
                                                                    that, the minimum
                                                                    annual payment will
                                                                    be $25,000.


European Select           Dow Jones STOXX(R)  STOXX Limited         0.06% of the average
Dividend Index Fund       Select Dividend 30                        daily net assets of
                          Index                                     the Fund, assessed
                                                                    quarterly, provided
                                                                    that, the minimum
                                                                    annual payment shall
                                                                    be $75,000.


Global Real Estate        FTSE EPRA/NAREIT    FTSE International    0.12% of the average
Index Fund                Global Real Estate  Limited               daily net assets of
                          Index                                     the Fund.


Global Wind Energy        ISE Global Wind     International          0.10% of the average
Index Fund                Energy Index        Securities Exchange,   daily net assets of
                                              LLC                    the Fund


Select Dividend Index Fund Disclaimer

        The Fund is not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. Dow Jones' only relationship to First Trust is the licensing of certain trademarks and trade names of Dow Jones and of the Dow Jones Global Select Dividend Index(SM), which is determined, composed and calculated by Dow Jones without regard to First Trust or the Fund. Dow Jones has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Dow Jones Global Select Dividend Index(SM). Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Fund.

        DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTION THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES GLOBAL SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES GLOBAL SELECT DIVIDEND INDEX(SM) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN DOW JONES AND FIRST TRUST.

        The Index was launched on October 17, 2007. Estimated daily historical closing prices based on back-testing (i.e., calculations of how the Index might have performed in the past if it had existed) are available back to December 31, 1998, the date at which the base value of the Index was set. Backtested performance information is purely hypothetical and is solely for informational purposes. Backtested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. Past performance is not indicative of future results.

European Select Dividend Index Fund Disclaimer

        "STOXX" and "Dow Jones STOXX(R) Select Dividend 30 Index" are trademarks of STOXX and Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the European Select Dividend Index Fund. The European Select Dividend Index Fund, based on the Select Dividend 30 Index, is not sponsored, endorsed, sold or promoted by STOXX or Dow Jones and neither STOXX nor Dow Jones makes any representation regarding the advisability of trading or investing in such product.

        The European Select Dividend Index Fund is not sponsored, endorsed, sold or promoted by Stoxx or Dow Jones. Neither STOXX nor Dow Jones makes any representation or warranty, express or implied, to the owners of the European Select Dividend Index Fund or any member of the public regarding the advisability of trading in the European Select Dividend Index Fund. STOXX's only relationship to First Trust and the European Select Dividend Index Fund is the licensing of certain trademarks and trade names of STOXX, Dow Jones and the Select Dividend 30 Index which is determined, composed and calculated by STOXX without regard to First Trust or the European Select Dividend Index Fund. Neither STOXX nor Dow Jones has any obligation to take the needs of First Trust, the European Select Dividend Index Fund or the owners of the European Select Dividend Index Fund into consideration in determining composing or calculating the Select Dividend 30 Index. Neither STOXX nor Dow Jones is responsible for or has participated in the determination of the timing of, prices at, or quantities of the European Select Dividend Index Fund to be listed or in the determination or calculation of the equation by which the European Select Dividend Index Fund is to be converted into cash. Neither STOXX nor Dow Jones has any obligation or liability in connection with the administration, marketing or trading of the European Select Dividend Index Fund.

        NEITHER STOXX NOR DOW JONES GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND STOXX AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. STOXX AND DOW JONES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. STOXX AND DOW JONES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN, WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL STOXX OR DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN STOXX AND FIRST TRUST OR THE FUND.

Global Real Estate Index Fund Disclaimer

        The Shares of the Global Real Estate Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE or by the London Stock Exchange Plc (the "London Exchange"), The Financial Times Limited ("FT"), Euronext N.V. ("Euronext"), European Public Real Estate Association ("EPRA") and National Association of Real Estate Investment Trusts ("NAREIT") and neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT makes any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Index and/or the figure at which the said Global Real Estate Index stands at any particular time on any particular day or otherwise. The Global Real Estate Index is compiled and calculated by FTSE. However, neither FTSE, Euronext, London Exchange, FT, EPRA nor NAREIT shall be liable (whether in negligence or otherwise) to any person for any error in the Index and neither FTSE, Euronext, London Exchange, FT, EPRA or NAREIT shall be under any obligation to advise any person of any error therein.

        FTSE(R) is a trademark of the London Exchange and the FT and is used by FTSE under license. EPRA(R) is a trademark of the EPRA and NAREIT(R) is a trademark of the NAREIT.

Global Wind Energy Index Fund Disclaimer

        The Fund is not sponsored, endorsed, sold or promoted by the Index Provider. The Index Provider makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of trading in the Fund. The Index Provider's only relationship to First Trust is the licensing of certain trademarks and trade names of the Index Provider and of the Index which are determined, composed and calculated by the Index Provider without regard to First Trust or the Fund. The Index Provider has no obligation to take the needs of First Trust or the owners of the Fund into consideration in determining, composing or calculating the Index. The Index Provider is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund to be listed or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Index Provider has no obligation or liability in connection with the administration, marketing or trading of the Fund.

        THE INDEX PROVIDER DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN AND THE INDEX PROVIDER SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. THE INDEX PROVIDER MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FIRST TRUST, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN. THE INDEX PROVIDER MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE INDEX PROVIDER HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN THE INDEX PROVIDER AND FIRST TRUST.


                                INVESTMENT RISKS

Overview

        An investment in a Fund should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the equity securities or the general condition of the common stock market may worsen and the value of the equity securities and therefore the value of a Fund may decline. The Funds may not be an appropriate investment for those who are unable or unwilling to assume the risks involved generally with an equity investment. The past market and earnings performance of any of the equity securities included in a Fund is not predictive of their future performance. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. First Trust cannot predict the direction or scope of any of these factors. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers.

        Shareholders of common stocks of the type held by the Funds have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the equity securities in the Funds will fluctuate over the life of the Funds and may be more or less than the price at which they were purchased by the Funds. The equity securities held in the Funds may appreciate or depreciate in value (or pay dividends) depending on the full range of economic and market influences affecting these securities, including the impact of a Fund's purchase and sale of the equity securities and other factors.

        Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

        Whether or not the equity securities in the Funds are listed on a securities exchange, the principal trading market for certain of the equity securities in certain of the Funds may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

RISKS AND SPECIAL CONSIDERATIONS CONCERNING DERIVATIVES

        In addition to the foregoing, the use of derivative instruments involves certain general risks and considerations as described below.

               (1) Market Risk. Market risk is the risk that the value of the underlying assets may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Market risk is the primary risk associated with derivative transactions. Derivative instruments may include elements of leverage and, accordingly, fluctuations in the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the portfolio manager's ability to predict movements of the securities, currencies, and commodities markets, which may require different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the portfolio manager's judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with a Fund's objective, investment limitations, and operating policies. In making such a judgment, the portfolio manager will analyze the benefits and risks of the derivative transactions and weigh them in the context of a Fund's overall investments and investment objective.

               (2) Credit Risk. Credit risk is the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivatives is generally less than for privately-negotiated or over-the-counter ("OTC") derivatives, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, there is no similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transactions and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that First Trust reasonably believes are capable of performing under the contract.

               (3) Correlation Risk. Correlation risk is the risk that there might be an imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged with any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a Futures Contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. This might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and the price movements in the investments being hedged.

               (4) Liquidity Risk. Liquidity risk is the risk that a derivative instrument cannot be sold, closed out, or replaced quickly at or very close to its fundamental value. Generally, exchange contracts are very liquid because the exchange clearinghouse is the counterparty of every contract. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. The Funds might be required by applicable regulatory requirements to maintain assets as "cover," maintain segregated accounts, and/or make margin payments when they take positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchase options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures, or is closed out. These requirements might impair a Fund's ability to sell a security or make an investment at a time when it would otherwise be favorable to do so, or require that a Fund sell a portfolio security at a disadvantageous time. A Fund's ability to sell or close out a position in an instrument prior to expiration or maturity depends upon the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Due to liquidity risk, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to a Fund.

               (5) Legal Risk. Legal risk is the risk of loss caused by the unenforceability of a party's obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff. Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

               (6) Systemic or "Interconnection" Risk. Systemic or interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.


                             MANAGEMENT OF THE FUNDS

        The general supervision of the duties performed for the Funds under the investment management agreement is the responsibility of the Board of Trustees. There are five Trustees of the Trust, one of whom is an "interested person" (as the term is defined in the 1940 Act) and four of whom are Trustees who are not officers or employees of First Trust or any of its affiliates ("Independent Trustees"). The Trustees set broad policies for the Funds, choose the Trust's officers and hire the Trust's investment adviser. The officers of the Trust manage its day-to-day operations and are responsible to the Trust's Board of Trustees. The following is a list of the Trustees and officers of the Trust and a statement of their present positions and principal occupations during the past five years, the number of portfolios each Trustee oversees and the other directorships they hold, if applicable.


                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund     Other
                                                    and Year First                               Complex        Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by    Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee        Held by Trustee
_________________             ____________________  _______________   _____________________      _____________  _________________


Trustee who is an Interested
Person of the Trust
____________________________
James A. Bowen(1)             President, Chairman   oIndefinite term  President, First Trust     60 Portfolios   Trustee of
120 East Liberty Drive        of the Board, Chief   o2006             Advisors L.P. and First                    Wheaton College
Suite 400                     Executive Officer                       Trust Portfolios L.P.;
Wheaton, IL 60187             and Trustee                             Chairman of the Board of
D.O.B.: 09/55                                                         Directors, BondWave LLC
                                                                      (Software Development
                                                                      Company/Broker-
                                                                      Dealer/Investment
                                                                      Adviser) and Stonebridge
                                                                      Advisors LLC (Investment
                                                                      Adviser)
Independent Trustees
____________________
Richard E. Erickson           Trustee               oIndefinite term  Physician; President,      60 Portfolios   None
c/o First Trust Advisors L.P.                       o2006             Wheaton Orthopedics; Co-
120 East Liberty Drive                                                owner and Co-Director
Suite 400                                                             (January 1996 to May
Wheaton, IL 60187                                                     2007), Sports Med Center
D.O.B.: 04/51                                                         for Fitness; Limited
                                                                      Partner, Gundersen Real
                                                                      Estate Partnership;
                                                                      Limited Partner,
                                                                      Sportsmed LLC

Thomas R. Kadlec              Trustee               oIndefinite term  Senior Vice President and  60 Portfolios   Director of ADM
c/o First Trust Advisors L.P.                       o2006             Chief Financial Officer                    Investor
120 East Liberty Drive                                                (May 2007 to Present),                     Services, Inc.,
Suite 400                                                             Vice President and Chief                   and Director of
Wheaton, IL 60187                                                     Financial Officer (1990                    Archer Financial
D.O.B.: 11/57                                                         to May 2007), ADM                          Services, Inc.
                                                                      Investor Services, Inc.
                                                                      (Futures Commission
                                                                      Merchant); President (May
                                                                      2005 to Present), ADM
                                                                      Derivatives, Inc.;
                                                                      Registered Representative
                                                                      (2000 to Present),
                                                                      Segerdahl & Company,
                                                                      Inc., a FINRA member
                                                                      (Broker-Dealer)

Page 23
                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund      Other
                                                    and Year First                               Complex         Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by     Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee         Held by Trustee
_________________             ____________________  _______________   _____________________      _____________   _________________
Robert F. Keith               Trustee               oIndefinite term  President (2003 to         60 Portfolios   None
c/o First Trust Advisors L.P.                       o2006             Present), Hibs
120 East Liberty Drive                                                Enterprises (Financial
Suite 400                                                             and Management
Wheaton, IL 60187                                                     Consulting); President
D.O.B.: 11/56                                                         (2001 to 2003), Aramark
                                                                      Management Services L.P.;
                                                                      President and Chief
                                                                      Operating Officer (1998
                                                                      to 2003), ServiceMaster
                                                                      Management Services L.P.

Niel B. Nielson               Trustee               oIndefinite term  President (June 2002 to    60 Portfolios   Director of
c/o First Trust Advisors L.P.                       o2006             Present), Covenant College                 Covenant
120 East Liberty Drive                                                                                           Transport Inc.
Suite 400
Wheaton, IL 60187
D.O.B.: 03/54

Officers of the Trust
_____________________
Mark R. Bradley               Treasurer,            oIndefinite term  Chief Financial Officer,   N/A             N/A
120 East Liberty Drive        Controller, Chief     o2006             First Trust Advisors L.P.
Suite 400                     Financial Officer                       and First Trust
Wheaton, IL 60187             and Chief Accounting                    Portfolios L.P.; Chief
D.O.B.: 11/57                 Officer                                 Financial Officer,
                                                                      BondWave LLC (Software
                                                                      Development
                                                                      Company/Broker-
                                                                      Dealer/Investment
                                                                      Adviser) and Stonebridge
                                                                      Advisors LLC (Investment
                                                                      Adviser)

James M. Dykas                Assistant Treasurer   oIndefinite term  Senior Vice President      N/A             N/A
120 East Liberty Drive                              o2006             (April 2007 to Present),
Suite 400                                                             Vice President (January
Wheaton, IL 60187                                                     2005 to April 2007),
D.O.B.: 01/66                                                         First Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.;
                                                                      Executive Director
                                                                      (December 2002 to January
                                                                      2005), Vice President
                                                                      (December 2000 to
                                                                      December 2002), Van
                                                                      Kampen Asset Management
                                                                      and Morgan Stanley
                                                                      Investment Management

W. Scott Jardine              Secretary and Chief   oIndefinite term  General Counsel, First     N/A             N/A
120 East Liberty Drive        Compliance Officer    o2006             Trust Advisors L.P. and
Suite 400                                                             First Trust Portfolios
Wheaton, IL 60187                                                     L.P.; Secretary, BondWave
D.O.B.: 05/60                                                         LLC (Software Development
                                                                      Company/Broker-
                                                                      Dealer/Investment
                                                                      Adviser) and Stonebridge
                                                                      Advisors LLC (Investment
                                                                      Adviser)

                                      -24-

                                                                                                 Number of
                                                                                                 Portfolios
                                                                                                 in the First
                                                    Term of Office                               Trust Fund      Other
                                                    and Year First                               Complex         Trusteeships or
Name, Address                 Position and          Elected or        Principal Occupations      Overseen by     Directorships
and Date of Birth             Offices with Company  Appointed         During Past 5 Years        Trustee         Held by Trustee
_________________             ____________________  _______________   _____________________      _____________   _________________
Daniel J. Lindquist           Vice President        oIndefinite term  Senior Vice President      N/A             N/A
120 East Liberty Drive                              o2006             (September 2005 to
Suite 400                                                             Present), Vice President
Wheaton, IL 60187                                                     (April 2004 to September
D.O.B.: 02/70                                                         2005), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.;
                                                                      Chief Operating Officer
                                                                      (January 2004 to April
                                                                      2004), Mina Capital
                                                                      Management, LLC; Chief
                                                                      Operating Officer (April
                                                                      2000 to January 2004),
                                                                      Samaritan Asset
                                                                      Management Services, Inc.

Coleen D. Lynch               Assistant Vice        oIndefinite term  Assistant Vice President   N/A             N/A
120 East Liberty Drive,       President             o2008             (January 2008 to
  Suite 400                                                           Present), First Trust
Wheaton, IL 60187                                                     Advisors L.P. and First
D.O.B.: 07/58                                                         Trust Portfolios L.P.;
                                                                      Vice President (May 1998
                                                                      to January 2008), Van
                                                                      Kampen Asset Management
                                                                      and Morgan Stanley
                                                                      Investment Management

Kristi A. Maher               Assistant Secretary   oIndefinite term  Deputy General Counsel     N/A             N/A
120 East Liberty Drive                              o2006             (May 2007 to Present),
Suite 400                                                             Assistant General Counsel
Wheaton, IL 60187                                                     (March 2004 to May 2007),
D.O.B.: 12/66                                                         First Trust Advisors L.P.
                                                                      and First Trust
                                                                      Portfolios L.P.;
                                                                      Associate (December 1995
                                                                      to March 2004), Chapman
                                                                      and Cutler LLP

Roger F. Testin               Vice President        oIndefinite term  Senior Vice President      N/A             N/A
120 East Liberty Drive                              o2006             (November 2003 to
Suite 400                                                             Present), Vice President
Wheaton, IL 60187                                                     (August 2001 to November
D.O.B.: 06/66                                                         2003), First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

                                      -25-

Stan Ueland                   Vice President        oIndefinite term  Vice President .(August    N/A             N/A
120 East Liberty Drive                              o2006             2005 to Present), First
Suite 400                                                             Trust Advisors L.P. and
Wheaton, IL 60187                                                     First Trust Portfolios
D.O.B.: 11/70                                                         L.P; Vice President (May
                                                                      2004 to August 2005),
                                                                      BondWave LLC (Software
                                                                      Development
                                                                      Company/Broker-Dealer);
                                                                      Account Executive
                                                                      (January 2003 to May
                                                                      2004), Mina Capital
                                                                      Management, LLC and
                                                                      Samaritan Asset
                                                                      Management Services,
                                                                      Inc.; Sales Consultant
                                                                      (January 1997 to January
                                                                      2003), Oracle Corporation
____________________
(1)   Mr. Bowen is deemed an "interested person" of the Trust due to his position as President of First Trust, investment adviser of the Trust.

        The Board of Trustees has four standing committees: the Executive Committee (Pricing and Dividend Committee), the Nominating and Governance Committee, the Valuation Committee and the Audit Committee. The Executive Committee, which meets between Board meetings, is authorized to exercise all powers of and to act in the place of the Board of Trustees to the extent permitted by the Trust's Declaration of Trust and By-laws. The members of the Executive Committee shall also serve as a special committee of the Board known as the Pricing and Dividend Committee, which is authorized to exercise all of the powers and authority of the Board in respect of the declaration and setting of dividends. Mr. Bowen and Dr. Erickson are members of the Executive Committee. During the last fiscal year, the Executive Committee held four meetings.

        The Nominating and Governance Committee is responsible for appointing and nominating non-interested persons to the Board. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Nominating and Governance Committee. If there is no vacancy on the Board of Trustees, the Board will not actively seek recommendations from other parties, including shareholders of the Funds. When a vacancy on the Board occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Funds. To submit a recommendation for nomination as a candidate for a position on the Board, shareholders of the Funds shall mail such recommendation to W. Scott Jardine at the Funds' address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (a) evidence of Fund ownership of the person or entity recommending the candidate (if a Fund Shareholder); (b) a full description of the proposed candidate's background, including his or her education, experience, current employment and date of birth; (c) names and addresses of at least three professional references for the candidate; (d) information as to whether the candidate is an "interested person" in relation to the Funds, as such term is defined in the 1940 Act, and such other information that may be considered to impair the candidate's independence; and (e) any other information that may be helpful to the Nominating and Governance Committee in evaluating the candidate. If a recommendation is received with satisfactorily completed information regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Nominating and Governance Committee is accepting recommendations, the recommendation will be forwarded to the chairman of the Nominating and Governance Committee and to outside counsel to the Independent Trustees. Recommendations received at any other time will be kept on file until such time as the Nominating and Governance Committee is accepting recommendations, at which point they may be considered for nomination. During the last fiscal year, the Nominating and Governance Committee held four meetings.

        The Valuation Committee is responsible for the oversight of the pricing procedures of the Funds. Messrs. Erickson, Kadlec, Keith and Nielson are members of the Valuation Committee. During the last fiscal year, the Valuation Committee held four meetings.

        The Audit Committee is responsible for overseeing each Fund's accounting and financial reporting process, the system of internal controls, audit process and evaluating and appointing independent auditors (subject also to Board approval). Messrs. Erickson, Kadlec, Keith and Nielson serve on the Audit Committee. During the last fiscal year, the Audit Committee held four meetings.

        Messrs. Bowen, Erickson, Nielson, Kadlec and Keith are also trustees of First Defined Portfolio Fund, LLC, an open-end mutual fund with eight portfolios, 14 closed-end funds and three exchange-traded fund trusts with 38 portfolios (collectively, the "First Trust Fund Complex"). None of the Independent Trustees of the Trust, nor any of their immediate family members, has ever been a director, officer or employee of, or consultant to, First Trust, First Trust Portfolios L.P. ("First Trust Portfolios") or their affiliates. In addition, Mr. Bowen and the other officers of the Trust (other than Stan Ueland and Roger Testin) hold the same positions with the other funds and trusts of the First Trust Fund Complex as they hold with the Trust. Mr. Ueland, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts of the First Trust Fund Complex. Mr. Testin, Vice President of the Trust, serves in the same position for the other exchange-traded fund trusts and the open-end mutual fund of the First Trust Fund Complex.

        Under the Trustees' compensation plan, each Independent Trustee is paid an annual retainer of $10,000 per trust for the first 14 trusts in the First Trust Fund Complex and an annual retainer of $7,500 per trust for each additional trust of the First Trust Fund Complex. The annual retainer is allocated equally among each of the trusts. Trustees are also reimbursed by the funds in the First Trust Fund Complex for travel and out-of-pocket expenses in connection with all meetings. No additional meeting fees are paid in connection with board or committee meetings.

        Additionally, for all the trusts in the First Trust Fund Complex, effective January 1, 2008, Dr. Erickson is paid annual compensation of $10,000 to serve as the Lead Trustee, Mr. Keith is paid annual compensation of $5,000 to serve as the chairman of the Audit Committee, Mr. Kadlec is paid annual compensation of $2,500 to serve as chairman of the Valuation Committee and Mr.

Nielson is paid annual compensation of $2,500 to serve as the chairman of the Nominating and Governance Committee. The chairmen and the Lead Trustee will serve two years before rotating to serve as a chairman of another committee or as Lead Trustee. The additional compensation is allocated equally among each of the trusts in the First Trust Fund Complex.

        During the calendar year ended December 31, 2007, for all the trusts in the First Trust Fund Complex, Mr. Kadlec was paid $10,000 to serve as the Lead Trustee, Mr. Nielson was paid $5,000 to serve as chairman of the Audit Committee and no additional compensation was paid to Dr. Erickson for his service as chairman of the Nominating and Governance Committee and the Valuation Committee. The annual compensation was allocated equally among each of the trusts in the First Trust Fund Complex.


        The following table sets forth the compensation paid by the Trust projected during a full fiscal year to each of the Trustees and the total compensation paid to each of the Trustees by the First Trust Fund Complex for the calendar year ended December 31, 2008. The Trust has no retirement or pension plans. The officers and Trustee who are "interested persons" as designated above serve without any compensation from the Trust. The Trust has no employees. Its officers are compensated by First Trust.

                                 TOTAL COMPENSATION FROM THE        TOTAL COMPENSATION FROM
 NAME OF TRUSTEE                          TRUST(1)              THE FIRST TRUST FUND COMPLEX(2)
 James A. Bowen                                $0                               $0
 Richard E. Erickson                      $10,000                         $180,000
 Thomas R. Kadlec                          $9,583                         $172,500
 Robert F. Keith                           $9,722                         $175,000
 Niel B. Nielson                           $9,691                         $177,297
--------------------
(1)   The compensation (including reimbursement for travel and out-of-pocket expenses) paid by the Trust to the Trustees for a full fiscal year for services to each Fund of the Trust.

(2) The total compensation paid to the Independent Trustees for the calendar year ended December 31, 2008 for services to the eight portfolios of First
      Defined Portfolio Fund, LLC, an open-end fund, 14 closed-end funds and 38 series of the First Trust Exchange-Traded Fund, the Trust and First Trust
      Exchange-Traded AlphaDEX(TM) Fund, all advised by First Trust.

        The following table sets forth the dollar range of equity securities beneficially owned by the Trustees in the Funds and in other funds overseen by the Trustees in the First Trust Fund Complex as of December 31, 2008:

                                                                AGGREGATE DOLLAR RANGE OF
                                                                  EQUITY SECURITIES IN
                                                                ALL REGISTERED INVESTMENT
                                     DOLLAR RANGE OF                    COMPANIES
                                    EQUITY SECURITIES          OVERSEEN BY TRUSTEE IN THE
                                       IN THE FUNDS                    FIRST TRUST
   TRUSTEE                       (NUMBER OF SHARES HELD)              FUND COMPLEX
   Interested Trustee
   James Bowen                             None                       Over $100,000
   Independent Trustees
   Richard Erickson                        None                       Over $100,000
   Thomas Kadlec                           None                       Over $100,000
   Robert Keith                            None                       Over $100,000
   Niel Nielson                            None                       $50,001-$100,000

        As of December 31, 2008, the Trustees who are not "interested persons" of the Trust and immediate family members do not own beneficially or of record any class of securities of an investment adviser or principal underwriter of the Funds or any person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.

        As of December 31, 2008, the officers and Trustees, in the aggregate, owned less than 1% of the Shares of each Fund.

        No single shareholder or "group" (as that term is used in Section 13(d) of the Securities Exchange Act of 1934) beneficially owned more than 5% of the outstanding Shares of a Fund, except as noted in the following table. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of control. A party that controls a Fund may be able to significantly influence the outcome of any item presented to shareholders for approval. Information as to beneficial ownership contained in the chart below is based on reports filed with the SEC and securities position listing reports as of December 31, 2008. The Funds do not have any knowledge of the identities of the ultimate beneficiaries of the Shares. [TABLE TO BE UPDATED]

                                                                   % OUTSTANDING SHARES
NAME AND ADDRESS OF BENEFICIAL OWNER  SHARES BENEFICIALLY OWNED    BENEFICIALLY OWNED
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------
------------------------------------- ---------------------------- -----------------------

------------------------------------- ---------------------------- -----------------------


        Investment Adviser. First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment adviser to the Funds. First Trust is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. Grace Partners of DuPage L.P. is a limited partnership with one general partner, The Charger Corporation, and a number of limited partners. The Charger Corporation is an Illinois corporation controlled by the Robert Donald Van Kampen family. First Trust discharges its responsibilities subject to the policies of the Board of Trustees of the Trust.

        First Trust provides investment tools and portfolios for advisers and investors. First Trust is committed to theoretically sound portfolio construction and empirically verifiable investment management approaches. Its asset management philosophy and investment discipline is deeply rooted in the application of intuitive factor analysis and model implementation to enhance investment decisions.

        First Trust acts as investment adviser for and manages the investment and reinvestment of the assets of the Funds. First Trust also administers the Trust's business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and permits any of its officers or employees to serve without compensation as Trustees or officers of the Trust if elected to such positions.

        Pursuant to an investment management agreement (the "Investment Management Agreement") between First Trust and the Trust, each Fund has agreed to pay an annual management fee equal to 0.40% of its average daily net assets.

        The Board of Trustees of the Trust, including the Independent Trustees, approved the Investment Management Agreement for each Fund for a two-year term at a meeting held on the dates set forth below.

                                      -30-

              FUND                         MEETING DATE


Select Dividend Index Fund              January 31, 2010


European Select Dividend Index          January 31, 2010
Fund


Global Real Estate Index Fund           January 31, 2010


Global Wind Energy Index Fund           May 22, 2008

        The Board of Trustees determined that the Investment Management Agreement is in the best interests of each Fund in light of the services, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

                                      -30-

        Each Fund is responsible for all its expenses, including the investment advisory fees, costs of transfer agency, custody, fund administration, legal, audit and other services, interest, taxes, sublicensing fees, brokerage commissions and other expenses connected with executions of portfolio transactions, any distribution fees or expenses and extraordinary expenses. Until each Fund's Expense Cap Termination Date set forth below, First Trust has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of each Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 0.60% of average daily net assets. Expenses borne by First Trust are subject to reimbursement by the Funds up to three years from the date the fee or expense was incurred, but no reimbursement payment will be made by a Fund at any time if it would result in a Fund's expenses exceeding 0.60% of average daily net assets.


              FUND                 EXPENSE CAP TERMINATION DATE


Select Dividend Index Fund              January 31, 2010


European Select Dividend Index          January 31, 2010
Fund


Global Real Estate Index Fund           January 31, 2010


Global Wind Energy Index Fund           June 18, 2010

        Under the Investment Management Agreement, First Trust shall not be liable for any loss sustained by reason of the purchase, sale or retention of any security, whether or not such purchase, sale or retention shall have been based upon the investigation and research made by any other individual, firm or corporation, if such recommendation shall have been selected with due care and in good faith, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of First Trust in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties. The Investment Management Agreement continues until two years after the initial issuance of Fund Shares, and thereafter only if approved annually by the Board of Trustees, including a majority of the Independent Trustees. The Investment Management Agreement terminates automatically upon assignment and is terminable at any time without penalty as to the Funds by the Board of Trustees, including a majority of the Independent Trustees, or by vote of the holders of a majority of a Fund's outstanding voting securities on 60 days' written notice to First Trust, or by First Trust on 60 days' written notice to the Funds.

        The following table sets forth the management fees (net of fee waivers and expense reimbursements) paid by each Fund and the fees waived and expenses reimbursed by First Trust for the specified periods.

                                      -31-

--------------------- ------------------------------------- ----------------------------------------
                       AMOUNT OF MANAGEMENT FEES (NET OF
                            FEE WAIVERS AND EXPENSE           AMOUNT OF FEES WAIVED AND EXPENSES
                        REIMBURSEMENTS BY FIRST TRUST)            REIMBURSED BY FIRST TRUST
--------------------- ------------------------------------- ----------------------------------------

                       (FOR THE PERIOD    (FOR THE PERIOD    (FOR THE PERIOD      (FOR THE PERIOD
        FUND           ENDED 9/30/07)     ENDED 9/30/08)      ENDED 9/30/07)      ENDED 9/30/08)
Select Dividend             N/A                $0                 N/A               $113,913
Index Fund


European Select              $0                 $0               $52,139             $186,036
Dividend Index Fund


Global Real Estate           $0                 $0               $48,855             $123,776
Index Fund


Global Wind Energy           N/A              $4,493               N/A                $67,700
Index Fund


        Investment Committee. The Investment Committee of First Trust is primarily responsible for the day-to-day management of the Funds. There are currently six members of the Investment Committee, as follows:

                           POSITION WITH         LENGTH OF SERVICE    PRINCIPAL OCCUPATION
NAME                       FIRST TRUST           WITH FIRST TRUST     DURING PAST FIVE YEARS
Daniel J. Lindquist        Senior Vice           Since 2004           Senior Vice President
                           President                                  First Trust and First
                                                                      Trust Portfolios L.P.
                                                                      (September 2005 to
                                                                      Present), Vice President,
                                                                      First Trust and First
                                                                      Trust Portfolios L.P.
                                                                      (April 2004 to September
                                                                      2005); Chief Operating
                                                                      Officer, Mina Capital
                                                                      Management, LLC (January
                                                                      2004 to April 2004);
                                                                      Chief Operating Officer,
                                                                      Samaritan Asset Management
                                                                      Services, Inc (April
                                                                      2000 to January 2004).

Robert F. Carey            Chief Investment      Since 1991           Chief Investment Officer
                           Officer and Senior                         and Senior Vice
                           Vice President                             President, First Trust
                                                                      Advisors L.P. and First
                                                                      Trust Portfolios L.P.

Jon C. Erickson            Senior Vice           Since 1994           Senior Vice President
                           President                                  (August 2002 to
                                                                      Present), First Trust
                                                                      and First Trust
                                                                      Portfolios L.P. (March
                                                                      1994 to August 2002)

                                      -32-

David G. McGarel           Senior Vice           Since 1997           Senior Vice President,
                           President                                  First Trust and First
                                                                      Trust Portfolios L.P.
                                                                      (August 2002 to
                                                                      Present); Vice
                                                                      President, First Trust
                                                                      and First Trust
                                                                      Portfolios L.P. (August
                                                                      1997 to August 2002)

Roger F. Testin            Senior Vice           Since 2001           Senior Vice President,
                           President                                  First Trust and First
                                                                      Trust Portfolios L.P.
                                                                      (November 2003 to
                                                                      Present); Vice
                                                                      President, First Trust
                                                                      and First Trust
                                                                      Portfolios L.P. (August
                                                                      2001 to November 2003);
                                                                      Analyst, Dolan Capital
                                                                      Management (1998 to 2001)

Stan Ueland                Vice President        Since 2005           Vice President, First
                                                                      Trust and First Trust
                                                                      Portfolios L.P. (August
                                                                      2005 to Present); Vice
                                                                      President, BondWave LLC
                                                                      (May 2004 to August
                                                                      2005); Account
                                                                      Executive, Mina Capital
                                                                      Management, LLC and
                                                                      Samaritan Asset
                                                                      Management Services,
                                                                      Inc. (January 2003 to
                                                                      May 2004); Sales
                                                                      Consultant, Oracle
                                                                      Corporation (January
                                                                      1997 to January 2003)


        Daniel J. Lindquist: Mr. Lindquist is Chairman of the Investment Committee and presides over Investment Committee meetings. Mr. Lindquist is also responsible for overseeing the implementation of the Funds' investment strategies.

        David G. McGarel: As the head of First Trust's Strategy Research Group, Mr. McGarel is responsible for developing and implementing quantitative investment strategies for those funds that have investment policies that require them to follow such strategies.

        Jon C. Erickson: As the head of First Trust's Equity Research Group, Mr. Erickson is responsible for determining the securities to be purchased and sold by funds that do not utilize quantitative investment strategies.

        Roger F. Testin: As head of First Trust's Portfolio Management Group, Mr. Testin is responsible for executing the instructions of the Strategy Research Group and Equity Research Group in the Funds' portfolios.

        Robert F. Carey: As First Trust's Chief Investment Officer, Mr. Carey consults with the Investment Committee on market conditions and First Trust's general investment philosophy.

        Stan Ueland: Mr. Ueland plays an important role in executing the investment strategies of each portfolio of exchange-traded funds advised by First Trust.

        No member of the Investment Committee beneficially owns any Shares of a Fund.

        Compensation. The compensation structure for each member of the Investment Committee is based upon a fixed salary as well as a discretionary bonus determined by the management of First Trust. Salaries are determined by management and are based upon an individual's position and overall value to the firm. Bonuses are also determined by management and are based upon an individual's overall contribution to the success of the firm and the profitability of the firm. Salaries and bonuses for members of the Investment Committee are not based upon criteria such as performance of the Funds or the value of assets included in the Funds' portfolios. In addition, Mr. Carey, Mr. Erickson, Mr. Lindquist and Mr. McGarel also have an indirect ownership stake in the firm and will therefore receive their allocable share of ownership-related distributions.

        The Investment Committee manages the investment vehicles with the number of accounts and assets, as of the fiscal year ended December 31, 2008, set forth in the table below:

                      ACCOUNTS MANAGED BY INVESTMENT COMMITTEE

                               REGISTERED INVESTMENT      OTHER POOLED
                                     COMPANIES         INVESTMENT VEHICLES     OTHER ACCOUNTS
                                 NUMBER OF ACCOUNTS    NUMBER OF ACCOUNTS    NUMBER OF ACCOUNTS
INVESTMENT COMMITTEE MEMBER          ($ ASSETS)            ($ ASSETS)            ($ ASSETS)
Robert F. Carey                   __ ($__________)      __ ($__________)      __ ($__________)

Roger F. Testin                   __ ($__________)      __ ($__________)      __ ($__________)

Jon C. Erickson                   __ ($__________)      __ ($__________)      __ ($__________)

David G. McGarel                  __ ($__________)      __ ($__________)      __ ($__________)

Daniel J. Lindquist               __ ($__________)      __ ($__________)      __ ($__________)

Stan Ueland                       __ ($__________)           0 ($0)                0 ($0)
--------------------

        None of the accounts managed by the Investment Committee pay an advisory fee that is based upon the performance of the account. In addition, First Trust believes that there are no material conflicts of interest that may arise in connection with the Investment Committee's management of the Funds' investments and the investments of the other accounts managed by the Investment Committee. However, because the investment strategy of the Funds and the investment strategies of many of the other accounts managed by the Investment Committee are based on fairly mechanical investment processes, the Investment Committee may recommend that certain clients sell and other clients buy a given security at the same time. In addition, because the investment strategies of the Funds and other accounts managed by the Investment Committee generally result in the clients investing in readily available securities, First Trust believes that there should not be material conflicts in the allocation of investment opportunities between the Funds and other accounts managed by the Investment Committee.


                              BROKERAGE ALLOCATIONS

        First Trust is responsible for decisions to buy and sell securities for the Funds and for the placement of the Funds' securities business, the negotiation of the commissions to be paid on brokered transactions, the prices for principal trades in securities, and the allocation of portfolio brokerage and principal business. It is the policy of First Trust to seek the best execution at the best security price available with respect to each transaction, and with respect to brokered transactions in light of the overall quality of brokerage and research services provided to First Trust and its clients. The best price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Purchases may be made from underwriters, dealers, and, on occasion, the issuers. Commissions will be paid on a Fund's Futures and options transactions, if any. The purchase price of portfolio securities purchased from an underwriter or dealer may include underwriting commissions and dealer spreads. The Funds may pay mark-ups on principal transactions. In selecting broker/dealers and in negotiating commissions, First Trust considers, among other things, the firm's reliability, the quality of its execution services on a continuing basis and its financial condition. Fund portfolio transactions may be effected with broker/dealers who have assisted investors in the purchase of Shares.

        Section 28(e) of the Securities Exchange Act of 1934 permits an investment adviser, under certain circumstances, to cause an account to pay a broker or dealer who supplies brokerage and research services a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction. Brokerage and research services include (a) furnishing advice as to the value of securities, the advisability of investing, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (b) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (c) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody).

        In light of the above, in selecting brokers, First Trust may consider investment and market information and other research, such as economic, securities and performance measurement research, provided by such brokers, and the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility. Accordingly, the commissions charged by any such broker may be greater than the amount another firm might charge if First Trust determines in good faith that the amount of such commissions is reasonable in relation to the value of the research information and brokerage services provided by such broker to First Trust or the Trust. First Trust believes that the research information received in this manner provides the Funds with benefits by supplementing the research otherwise available to the Funds. The Investment Management Agreement provides that such higher commissions will not be paid by the Funds unless the adviser determines in good faith that the amount is reasonable in relation to the services provided. The investment advisory fees paid by the Funds to First Trust under the Investment Management Agreement are not reduced as a result of receipt by First Trust of research services. First Trust has advised the Board of Trustees that it does not use soft dollars.

        First Trust places portfolio transactions for other advisory accounts advised by it, and research services furnished by firms through which the Funds effect their securities transactions may be used by First Trust in servicing all of its accounts; not all of such services may be used by First Trust in connection with the Funds. First Trust believes it is not possible to measure separately the benefits from research services to each of the accounts (including the Funds) advised by it. Because the volume and nature of the trading activities of the accounts are not uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, First Trust believes such costs to the Funds will not be disproportionate to the benefits received by the Funds on a continuing basis. First Trust seeks to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between a Fund and other advisory accounts, the main factors considered by First Trust are the respective investment objectives, the relative size of portfolio holding of the same or comparable securities, the availability of cash for investment and the size of investment commitments generally held.

BROKERAGE COMMISSIONS

        The following table sets forth the aggregate amount of brokerage commissions paid by each Fund for the specified periods:

                                                  AGGREGATE AMOUNT OF
                                                 BROKERAGE COMMISSIONS

                                     (FOR THE PERIOD ENDED (FOR THE PERIOD ENDED
                 FUND                 SEPTEMBER 30, 2007)   SEPTEMBER 30, 2008)


Select Dividend Index Fund                   N/A                  $3,697

European Select Dividend Index Fund          $163                $11,260

Global Real Estate Index Fund                $235                   $808

Global Wind Energy Index Fund                N/A                 $10,149

        Administrator. The Bank of New York Mellon Corporation ("BONY") serves as administrator for the Funds. Its principal address is 101 Barclay Street, New York, New York 10286.

        BONY serves as administrator for the Trust pursuant to a Fund Administration and Accounting Agreement. Under such agreement, BONY is obligated on a continuous basis, to provide such administrative services as the Board reasonably deems necessary for the proper administration of the Trust and the Funds. BONY will generally assist in all aspects of the Trust's and the Funds' operations; supply and maintain office facilities (which may be in BONY's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and record keeping services (including, without limitation, the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agency agents), internal auditing, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with federal and state securities laws.

        Pursuant to the Fund Administration and Accounting Agreement, the Trust on behalf of the Funds has agreed to indemnify BONY for certain liabilities, including certain liabilities arising under the federal securities laws, unless such loss or liability results from negligence or willful misconduct in the performance of its duties.

        Pursuant to the Fund Administration and Accounting Agreement between BONY and the Trust, the Funds have agreed to pay such compensation as is mutually agreed from time to time and such out-of-pocket expenses as incurred by BONY in the performance of its duties. The following table sets forth the aggregate amount paid to BONY under the Fund Administration and Accounting Agreement for the specified periods.

                                                 AGGREGATE AMOUNT PAID TO ADMINISTRATOR

                                           (FOR THE PERIOD ENDED       (FOR THE PERIOD ENDED
                                             SEPTEMBER 30, 2007)         SEPTEMBER 30, 2008)
FUND
Select Dividend Index Fund                          N/A                       $13,765

European Select Dividend Index Fund                 $137                      $12,104

Global Real Estate Index Fund                       $223                      $26,672

Global Wind Energy Index Fund                       N/A                       $11,525

        The Trust, on behalf of the Funds, has entered into an agreement with PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC,

Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809, whereby PNC will provide certain board administrative services to the Trust in connection with the Board's meetings and other related matters.


         CUSTODIAN, DISTRIBUTOR, TRANSFER AGENT, FUND ACCOUNTING AGENT,
            INDEX PROVIDER, ADDITIONAL SERVICE PROVIDER AND EXCHANGE

        Custodian. BONY, as custodian for the Funds pursuant to a Custody Agreement, holds each Fund's assets which may be held through U.S. and non-U.S. subcustodians and depositories BONY also serves as transfer agent of the Funds pursuant to a Transfer Agency and Service Agreement. As the Funds' accounting agent, BONY calculates net income and realized capital gains or losses. For services in such capacities BONY receives such compensation as is mutually agreed between BONY and the Trust, and BONY may be reimbursed by the Funds for its out-of-pocket expenses.

        Distributor. First Trust Portfolios is the distributor (the "Distributor") and principal underwriter of the Shares of the Funds. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes Fund Shares. Shares are continuously offered for sale by the Funds through the Distributor only in Creation Unit Aggregations, as described in the Prospectus and below under the heading "Creation and Redemption of Creation Units."

        The Adviser may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares. The Adviser's available resources to make these payments include profits from advisory fees received from the Funds. The services the Adviser may pay for include, but are not limited to, advertising and attaining access to certain conferences and seminars, as well as being presented with the opportunity to address investors and industry professionals through speeches and written marketing materials.

        The underwriting commissions paid to First Trust Portfolios with respect to the sale of the shares of each Fund are set forth below for the specified periods.

                                           AGGREGATE AMOUNT PAID IN UNDERWRITING COMMISSIONS

                                           (FOR THE PERIOD ENDED       (FOR THE PERIOD ENDED
FUND                                        SEPTEMBER 30, 2007)         SEPTEMBER 30, 2008)
Select Dividend Index Fund                          $---                        $---

European Select Dividend Index Fund                 $---                        $---

Global Real Estate Index Fund                       $---                        $---

Global Wind Energy Index Fund                       N/A                         $___

        12b-1 Plan. The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan") pursuant to which the Funds may reimburse the Distributor up to a maximum annual rate of 0.25% their average daily net assets.

        Under the Plan and as required by Rule 12b-1, the Trustees will receive and review after the end of each calendar quarter a written report provided by the Distributor of the amounts expended under the Plan and the purpose for which such expenditures were made.

        The Plan was adopted in order to permit the implementation of the Funds' method of distribution. However, no such fee is currently paid by a Fund, and pursuant to a contractual agreement, the Funds will not pay 12b-1 fees any time before January 31, 2010.

        No fees were charged under the Plan in 2008.

        Aggregations. Fund Shares in less than Creation Unit Aggregations are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, this SAI to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934 (the "Exchange Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

        The Distribution Agreement provides that it may be terminated as to a Fund at any time, without the payment of any penalty, on at least 60 days' written notice by the Trust to the Distributor (i) by vote of a majority of the Independent Trustees or (ii) by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

        The Distributor shall enter into agreements with participants that utilize the facilities of the Depository Trust Company (the "DTC Participants"), which have international, operational, capabilities and place orders for Creation Unit Aggregations of Fund Shares. Participating Parties (as defined in "Procedures for Creation of Creation Unit Aggregations" below) shall be DTC Participants (as defined in "DTC Acts as Securities Depository for Fund Shares" below).

        Index Provider. The respective Index that each respective Fund seeks to track are compiled by the Index Providers as set forth below.

FUND                                     INDEX PROVIDER

Select Dividend Index Fund               Dow Jones & Company, Inc.

European Select Dividend Index Fund      STOXX Limited

Global Real Estate Index Fund            FTSE International Limited

Global Wind Energy Index Fund            International Securities Exchange, LLC

        The Index Providers are not affiliated with the Funds, First Trust Portfolios or with First Trust. Each Fund is entitled to use the applicable Index pursuant to a sublicensing arrangement with First Trust, which in turn has a Product License Agreement with each Index Provider.

        Additional Service Provider. First Trust, on behalf of the Select Dividend Index Fund, European Select Dividend Index Fund and Global Real Estate Index Fund, has engaged Telekurs (USA), Inc. or its designee ("Telekurs"), River Bend Center, One Omega Drive, Building 3, Stamford, Connecticut 06907, calculates the intra-day values for the Shares of the Funds. The Funds will reimburse First Trust for some or all of the fees paid to Telekurs.

        First Trust, on behalf of Global Wind Energy Index Fund, has engaged Archipelago Holdings, Inc. ("Archipelago"), 100 South Wacker Driver, Suite 1800, Chicago, Illinois 60606, on behalf of the Fund, pursuant to which Archipelago or its designee will be responsible for calculating the intra-day portfolio values for the Fund's Shares. The Fund will reimburse First Trust for some or all of the fees paid to Archipelago.

        Exchange. The only relationship that NYSE Arca has with First Trust or the Distributor of the Funds in connection with the Funds is that NYSE Arca lists the Shares of the Funds and disseminates the intra-day portfolio values that are calculated by Telekurs or Archipelago pursuant to its Listing Agreement with the Trust. NYSE Arca is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Funds or in the determination or calculation of the asset value of the Funds. NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.


                             ADDITIONAL INFORMATION

        Book Entry Only System. The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Book Entry."

        DTC Acts as Securities Depository for Fund Shares. Shares of the Funds are represented by securities registered in the name of The Depository Trust Company ("DTC") or its nominee, Cede & Co., and deposited with, or on behalf of, DTC.

        DTC, a limited-purpose trust company, was created to hold securities of its participants (the "DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities, certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange (the "NYSE") and FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (the "Indirect Participants").

        Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase and sale of Shares.

        Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to a letter agreement between DTC and the Trust, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the Shares of the Funds held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding Shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participants a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

        Fund distributions shall be made to DTC or its nominee, as the registered holder of all Fund Shares. DTC or its nominee, upon receipt of any such distributions, shall immediately credit DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in Shares of the Funds as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

        The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants.

        DTC may decide to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

        Intra-Day Portfolio Value. The price of a non-U.S. security that is primarily traded on a non-U.S. exchange shall be updated every 15 seconds throughout its trading day, provided, that upon the closing of such non-U.S. exchange the closing price of the security will be used throughout the remainder of the business day where the markets remain open. These exchange rates may differ from those used by First Trust and consequently result in intra-day portfolio values that may vary. Furthermore, in calculating the intra-day portfolio values of each Fund's Shares, Telekurs or Archipelago shall use the exchange rates throughout the day (9:00 a.m. to 4:15 p.m. Eastern Time) that it deems to be most appropriate.


                      PROXY VOTING POLICIES AND PROCEDURES

        The Trust has adopted a proxy voting policy that seeks to ensure that proxies for securities held by the Funds are voted consistently and solely in the best economic interests of the Funds.

        A senior member of First Trust is responsible for oversight of the Funds' proxy voting process. First Trust has engaged the services of RiskMetrics Group, Inc. ("RMG"), to make recommendations to First Trust on the voting of proxies relating to securities held by the Funds. RMG provides voting recommendations based upon established guidelines and practices. First Trust reviews RMG recommendations and frequently follows the RMG recommendations. However, on selected issues, First Trust may not vote in accordance with the RMG recommendations when First Trust believes that specific RMG recommendations are not in the best interests of the Funds. If First Trust manages the assets of a company or its pension plan and any of First Trust's clients hold any securities of that company, First Trust will vote proxies relating to such company's securities in accordance with the RMG recommendations to avoid any conflict of interest. First Trust has adopted the RMG Proxy Voting Guidelines. While these guidelines are not intended to be all-inclusive, they do provide guidance on First Trust's general voting policies. If a client requests First Trust to follow specific voting guidelines or additional guidelines, First Trust will review the request and inform the client only if First Trust is not able to follow the client's request.

        Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available upon request and without charge on the Funds' website at www.ftportfolios.com, by calling (800) 621-1675 or by accessing the SEC's website at http://www.sec.gov.

        Quarterly Portfolio Schedule. The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund's portfolio holdings with the SEC on Form N-Q. Form N-Q for the Trust is available on the SEC's website at http://www.sec.gov. The Funds' Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Trust's Form N-Q is available without charge, upon request, by calling (800) 621-1675 or (800) 983-0903 or by writing to First Trust Portfolios L.P., 120 East Liberty Drive, Wheaton, Illinois 60187.

        Policy Regarding Disclosure of Portfolio Holdings. The Trust has adopted a policy regarding the disclosure of information about each Fund's portfolio holdings. The Board of Trustees of the Trust must approve all material amendments to this policy. Each Fund's portfolio holdings are publicly disseminated each day the Fund is open for business through financial reporting and news services, including publicly accessible Internet web sites. In addition, a basket composition file, which includes the security names and share quantities to deliver in exchange for Fund Shares, together with estimates and actual cash components, is publicly disseminated each day the NYSE Arca is open for trading via the NSCC. The basket represents one Creation Unit of a Fund. Each Fund's portfolio holdings are also available on the Funds' website at http://www.ftportfolios.com. The Trust, First Trust and BONY will not disseminate non-public information concerning the Trust.

        Codes of Ethics. In order to mitigate the possibility that the Funds will be adversely affected by personal trading, the Trust, First Trust and the Distributor have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes of Ethics contain policies restricting securities trading in personal accounts of the officers, Trustees and others who normally come into possession of information on portfolio transactions. These Codes of Ethics are on public file with, and are available from, the SEC.


              CREATION AND REDEMPTION OF CREATION UNIT AGGREGATIONS

        Creation. The Trust issues and sells Shares of the Funds only in Creation Unit Aggregations on a continuous basis through the Distributor, without a sales load, at their NAVs next determined after receipt, on any Business Day (as defined below), of an order in proper form.

        A "Business Day" is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Deposit of Securities and Deposit or Delivery of Cash. The consideration for purchase of Creation Unit Aggregations of the Funds may consist of (i) cash in lieu of all or a portion of the Deposit Securities, as defined below, and/or
(ii) a designated portfolio of equity securities determined by First Trust--the "Deposit Securities"--per each Creation Unit Aggregation ("Fund Securities") and generally an amount of cash--the "Cash Component"--computed as described below. Together, the Deposit Securities and the Cash Component (including the cash in lieu amount) constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit Aggregation of the Funds.

        The Cash Component is sometimes also referred to as the Balancing Amount. The Cash Component serves the function of compensating for any differences between the NAV per Creation Unit Aggregation and the Deposit Amount (as defined below). The Cash Component is an amount equal to the difference between the NAV of Fund Shares (per Creation Unit Aggregation) and the "Deposit Amount"--an amount equal to the market value of the Deposit Securities and/or cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component.

        The Custodian, through NSCC (discussed below), makes available on each Business Day, the list of the names and the required number of shares of each Deposit Security to be included in the current Fund Deposit (based on information at the end of the previous Business Day) for the Funds.

        Such Fund Deposit is applicable, subject to any adjustments as described below, in order to effect creations of Creation Unit Aggregations of the Funds until such time as the next-announced composition of the Deposit Securities is made available.

        The identity and number of shares of the Deposit Securities required for a Fund Deposit for the Funds changes as rebalancing adjustments and corporate action events are reflected within the Funds from time to time by First Trust with a view to the investment objective of the Funds. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the Component Stocks of the underlying index. In addition, the Trust reserves the right to permit or require the substitution of an amount of cash--i.e., a "cash in lieu" amount--to be added to the Cash Component to replace any Deposit Security that may not be available, may not be available in sufficient quantity for delivery or which might not be eligible for trading by an Authorized Participant (as defined below) or the investor for which it is acting or other relevant reason. The adjustments described above will reflect changes known to First Trust on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the underlying index or resulting from certain corporate actions.

        In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Fund Deposit, the Custodian, through the NSCC, also makes available on each Business Day, the estimated Cash Component, effective through and including the previous Business Day, per outstanding Creation Unit Aggregation of the Funds.

        Procedures for Creation of Creation Unit Aggregations. In order to be eligible to place orders with the Distributor and to create a Creation Unit Aggregation of the Funds, an entity must be a DTC Participant (see the Book Entry Only System section), and must have executed an agreement with the Distributor and transfer agent, with respect to creations and redemptions of Creation Unit Aggregations ("Participant Agreement") (discussed below), and have international operational capabilities. A DTC Participant is also referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants that have signed a Participant Agreement. All Fund Shares, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

        All orders to create Creation Unit Aggregations must be received by the transfer agent no later than the closing time of the regular trading session on the NYSE ("Closing Time") (ordinarily 4:00 p.m., Eastern time) in each case on the date such order is placed in order for creation of Creation Unit Aggregations to be effected based on the NAV of Shares of the Funds as determined on such date after receipt of the order in proper form. In the case of custom orders, the order must be received by the transfer agent no later than 3:00 p.m. Eastern time on the trade date. A custom order placed by an Authorized Participant in the event that the Trust permits or requires the substitution of an amount of cash to be added to the Cash Component to replace any Deposit

Security which may not be available, which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such Authorized Participant or the investor for which it is acting or other relevant reason. The date on which an order to create Creation Unit Aggregations (or an order to redeem Creation Unit Aggregations, as discussed below) is placed is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement, as described below. Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

        For non-U.S. Securities, Deposit Securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date (as defined below). If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee (as defined below) and additional variable amounts, as described below. Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the transfer agent pursuant to procedures set forth in the Participant Agreement (as described below). Severe economic or market disruptions or changes, or telephone or other communication failure may impede the ability to reach the transfer agent or an Authorized Participant.

        All orders from investors who are not Authorized Participants to create Creation Unit Aggregations shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, e.g., to provide for payments of cash, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to create Creation Unit Aggregations of the Funds have to be placed by the investor's broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement. Those persons placing orders should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of Deposit Securities and Cash Component.

        Placement of Creation Orders. In order to redeem Creation Units of the Funds, an Authorized Participant must submit an order to redeem for one or more Creation Units. All such orders must be received by the Funds' transfer agent in proper form no later than the close of regular trading on the New York Stock Exchange (ordinary 4:00 p.m. Eastern time) in order to receive that day's closing NAV per share. Orders must be placed in proper form by or through an Authorized Participant, which is a DTC Participant, i.e., a subcustodian of the Trust. Deposit Securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities must be delivered to an account maintained at the applicable local subcustodian of the Trust on or before the International Contractual Settlement Date, as defined below. If a Deposit Security is an ADR or similar domestic instrument, it may be delivered to the Custodian. The Authorized Participant must also pay on or before the

International Contractual Settlement Date immediately available or same-day funds estimated by Trust to be sufficient to pay the Cash Component next determined after acceptance of the Creation Order, together with the applicable Creation Transaction Fee and additional variable amounts, as described below. The "International Contractual Settlement Date" is the earlier of (i) the date upon which all of the required Deposit Securities, the Cash Component and any other cash amounts which may be due are delivered to the Funds or (ii) the latest day for settlement on the customary settlement cycle in the jurisdiction(s) where any of the securities of such Fund are customarily traded. A custom order may be placed by an AP in the event that the Funds permit or requires the substitution of an amount of cash to be added to the Cash Component (if applicable) to replace any Deposit Security which may not be available in sufficient quantity for delivery or which may not be eligible for trading by such AP or the investor for which it is acting or any other relevant reason.

        The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the International Contractual Settlement Date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit Aggregation.

        A Creation Unit Aggregation will not be issued until the transfer of good title to the Trust of the portfolio of Deposit Securities, the payment of the Cash Component, the payment of any other cash amounts and the Creation Transaction Fee (as defined below) have been completed. When the required Deposit Securities which are U.S. securities must be delivered to the Trust through DTC or NSCC, and Deposit Securities which are non-U.S. securities have been delivered to the Custodian and each relevant subcustodian confirms to Custodian that the required Deposit Securities which are non-U.S. securities (or, when permitted in the sole discretion of Trust, the cash in lieu thereof) have been delivered to the account of the relevant subcustodian, the Custodian shall notify Distributor and the transfer agent which, acting on behalf of the Trust, will issue and cause the delivery of the Creation Unit Aggregations. The Trust may in its sole discretion permit or require the substitution of an amount of cash (i.e., a "cash in lieu" amount) to be added to the Cash Component to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons. If the Distributor, acting on behalf of the Trust, determines that a "cash in lieu" amount will be accepted, Distributor will notify the Authorized Participant and the transfer agent, and the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the "cash in lieu" amount, with any appropriate adjustments as advised by the Trust as discussed below.

        In the event that an order for a Creation Unit is incomplete on the International Contractual Settlement Date because certain or all of the Deposit Securities are missing, the Trust may issue a Creation Unit notwithstanding such deficiency in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by an Additional Cash Deposit with respect undelivered Deposit Securities. The Trust may permit, in its discretion, the Authorized Participant to substitute a different security in lieu of depositing some or all of the Deposit Securities. Substitution of cash or a different security might be permitted or required, for example, because one or more Deposit Securities may be unavailable in the quantity needed or may not be eligible for trading by the Authorized Participant due to local trading restrictions or other restrictions.

        To the extent contemplated by the applicable Participant Agreement, Creation Unit Aggregations of the Funds will be issued to such Authorized Participant notwithstanding the fact that the corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115% which First Trust may change from time to time of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Funds to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.

        Acceptance of Orders for Creation Unit Aggregations. The Trust reserves the absolute right to reject a creation order transmitted to it by the Distributor with respect to the Funds if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the Fund Shares ordered, would own 80% or more of the currently outstanding shares of the Funds; (iii) the Deposit Securities delivered are not as disseminated for that date by the Custodian, as described above; (iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Funds; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would otherwise, in the discretion of the Trust or First Trust, have an adverse effect on the Trust, the Funds or the rights of Beneficial Owners; or (vii) in the event that circumstances outside the control of the Trust, the Custodian, the Distributor and First Trust make it for all practical purposes impossible to process creation orders. Examples of such circumstances include acts of God; public service or utility problems such as fires, floods, extreme weather conditions and power outages resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, First Trust, the Distributor, DTC, NSCC, the Custodian or sub-custodian or any other participant in the creation process, and similar extraordinary events. In addition, an order may be rejected for practical reasons such as the imposition by a foreign government or a regulatory body of controls, or other monetary, currency or trading restrictions that directly affect the portfolio securities held or systems failures involving computer or other information systems affecting any relevant sub-custodian.

        The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of such prospective creator of its rejection of the order of such person. The Trust, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits, nor shall any of them incur any liability for the failure to give any such notification.

        All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility, and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.

        Creation Transaction Fee. Purchasers of Creation Units must pay a creation transaction fee (the "Creation Transaction Fee") that is currently $500 for the European Select Dividend Index Fund, $1,000 for the Select Dividend Index Fund, $4,000 for the Global Real Estate Index Fund and $1,000 for the Global Wind Energy Index Fund. The Creation Transaction Fee is applicable to each purchase transaction regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Funds' portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Funds' portfolio is adjusted to conform to changes in the composition of the Index. The price for each Creation Unit will equal the daily NAV per Share times the number of Shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

        Shares of a Fund may be issued in advance of receipt of all Deposit Securities subject to various conditions including a requirement to maintain on deposit with a Fund cash at least equal to 115% of the market value of the missing Deposit Securities.

        Redemption of Fund Shares In Creation Units Aggregations. Fund Shares may be redeemed only in Creation Unit Aggregations at their NAV next determined after receipt of a redemption request in proper form by a Fund through the Transfer Agent and only on a Business Day. A Fund will not redeem Shares in amounts less than Creation Unit Aggregations. Beneficial Owners must accumulate enough Shares in the secondary market to constitute a Creation Unit Aggregation in order to have such Shares redeemed by the Trust. A redeeming beneficial owner must maintain appropriate security arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which any of the portfolio securities are customarily traded. If such arrangements cannot be made, or it is not possible to effect deliveries of the portfolio securities in a particular jurisdiction or under certain other circumstances (for example, holders may incur unfavorable tax treatment in some countries if they are entitled to receive "in-kind" redemption proceeds), Fund Shares may be redeemed for cash at the discretion of First Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit Aggregation. Investors should expect to incur customary brokerage and other costs in connection with assembling a sufficient number of Fund Shares to constitute a redeemable Creation Unit Aggregation.

        With respect to the Funds, the Custodian, through the NSCC, makes available on each Business Day, the identity of the Fund Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day. Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Unit Aggregations.

        Unless cash redemptions are available or specified for the Funds, the redemption proceeds for a Creation Unit Aggregation generally consist of Fund Securities--as announced on the Business Day of the request for redemption received in proper form--plus or minus cash in an amount equal to the difference between the NAV of the Fund Shares being redeemed, as next determined after a receipt of a request in proper form, and the value of the Fund Securities (the "Cash Redemption Amount"), less the applicable Redemption Transaction Fee as listed below and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. In the event that the Fund Securities have a value greater than the NAV of the Fund Shares, a compensating cash payment equal to the difference plus, the applicable Redemption Transaction Fee and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes is required to be made by or through an Authorized Participant by the redeeming shareholder.

        The right of redemption may be suspended or the date of payment postponed (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares of the Funds or determination of the Fund's NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

        Redemption Transaction Fee. Parties redeeming Creation Units must pay a redemption transaction fee (the "Redemption Transaction Fee") that is currently $500 for the European Select Dividend Index Fund, $1,000 for the Select Dividend Index Fund, $4,000 for the Global Real Estate Index Fund and $1,000 for the Global Wind Energy Index Fund. The Redemption Transaction Fee is applicable to each redemption transaction regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in a Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as a Fund's portfolio is adjusted to conform to changes in the composition of the Index. A Fund reserves the right to effect redemptions in cash. A shareholder may request a cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary in addition to an Authorized Participant to effect a redemption of a Creation Unit Aggregation may be charged an additional fee for such services.

        Placement of Redemption Orders. Orders to redeem Creation Unit Aggregations must be delivered through an Authorized Participant that has executed a Participant Agreement. Investors other than Authorized Participants are responsible for making arrangements for a redemption request to be made through an Authorized Participant. An order to redeem Creation Unit Aggregations of a Fund is deemed received by the Trust on the Transmittal Date if: (i) such order is received by BONY (in its capacity as Transfer Agent) not later than the

Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of a Fund specified in such order, which delivery must be made through DTC to BONY; and (iii) all other procedures set forth in the Participant Agreement are properly followed.

        Generally, under the 1940 Act, a Fund would generally be required to make payment of redemption proceeds within seven days after a security is tendered is redemption. However, because the settlement of redemptions of Fund Shares is contingent not only on the settlement cycle of the United States securities markets, but also on delivery cycles of foreign markets, a Fund's redemption proceeds must be paid within the maximum number of calendar days required for such payment or satisfaction in the principal foreign local foreign markets where transactions in portfolio securities customarily clear and settle, but no later than 12 calendar days following tender of a Creation Unit Aggregation. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds for the Funds may take longer than three Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods. See below for a list of the local holidays in the foreign countries relevant to the Funds.

        In connection with taking delivery of shares of Fund Securities upon redemption of shares of the Funds, a redeeming Beneficial Owner, or Authorized Participant action on behalf of such Beneficial Owner must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.

        To the extent contemplated by an Authorized Participant's agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit Aggregation to be redeemed to the Funds' Transfer Agent, the Transfer Agent will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 115%, which First Trust may change from time to time, of the value of the missing shares.

        The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately available funds and shall be held by BONY and marked to market daily, and that the fees of BONY and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The Authorized Participant's agreement will permit the Trust, on behalf of the affected Fund, to purchase the missing shares or acquire the Deposit Securities and the Cash Component underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

        The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by BONY according to the procedures set forth in this SAI under "Determination of NAV" computed on the Business Day on which a redemption order is deemed received by the Trust. Therefore, if a redemption order in proper form is submitted to BONY by a DTC Participant not later than Closing Time on the Transmittal Date, and the requisite number of shares of the relevant Fund are delivered to BONY prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by BONY on such Transmittal Date. If, however, a redemption order is submitted to BONY by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, on such Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, i.e., the Business Day on which the shares of the relevant Fund are delivered through DTC to BONY by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

        If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion exercise its option to redeem such Fund Shares in cash, and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that a Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its Fund Shares based on the NAV of Shares of the relevant Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

        Redemptions of shares for Fund Shares will be subject to compliance with applicable federal and state securities laws and the Funds (whether or not it otherwise permits cash redemptions) reserve the right to redeem Creation Unit Aggregations for cash to the extent that the Trust could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or an investor for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit Aggregation may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the Fund Shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment, beneficial ownership of Shares or delivery instructions.

        Because the Portfolio Securities of the Funds may trade on the relevant exchange(s) on days that the listing exchange for a Fund is closed or are otherwise not Business Days for such Fund, stockholders may not be able to redeem their shares of such Fund, or the purchase and sell shares of such Fund on the Listing exchange for a Fund, on days when the NAV of such Fund could be significantly affected by events in the relevant foreign markets.

                                REGULAR HOLIDAYS

        A Fund generally intends to effect deliveries of Creation Units and securities in its portfolio ("Portfolio Securities") on a basis of "T" plus three Business Days (i.e., days on which the New York Stock Exchange is open). A Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three in order to accommodate local holiday schedules, to account for different treatment among non-U.S. and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable non-U.S. market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a non-U.S. market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

        The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with non-U.S. market holiday schedules, will require a delivery process longer than seven calendar days for some Funds in certain circumstances. The holidays applicable to a Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for a Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.

        The dates of the regular holidays affecting the relevant securities markets from January 28, 2009 through January 28, 2010 of the below-listed countries are as follows:

ARGENTINA
March 24                          May 25                          December 8
April 2                           June 15                         December 25
April 9                           July 9                          January 1
April 10                          August 17
May 1                             October 12

AUSTRALIA
April 10                          December 25                     January 25
April 13                          December 28
June 8                            January 1

AUSTRIA
April 10                          June 11                         December 31
April 13                          October 26                      January 1
May 1                             December 8                      January 6
May 21                            December 24
June 1                            December 25

BELGIUM
April 10                          May 1                           January 1
April 13                          December 25

BRAZIL
February 23                       June 11                         December 24
February 24                       July 9                          December 25
April 10                          September 7                     December 31
April 21                          October 12                      January 1
May 1                             November 2

CANADA
February 16                       August 3                        December 28
April 10                          September 7                     January 1
May 18                            October 12
July 1                            December 25

CHILE
April 10                          July 16                         December 8
May 1                             August 15                       December 25
May 21                            September 18                    January 1

CHINA
January 28                        May 28                          October 6
January 29                        May 29                          October 7
January 30                        October 1                       October 8
April 6                           October 2                       January 1
May 1                             October 5

DENMARK
April 9                           May 21                          December 24
April 10                          May 22                          December 25
April 13                          June 1                          December 31
May 8                             June 5                          January 1

FINLAND
April 10                          June 19                         January 1
April 13                          December 24                     January 6
May 1                             December 25
May 21                            December 31

FRANCE
April 10                          May 1                           January 1
April 13                          December 25


GERMANY
April 10                          December 24                     December 31
April 13                          December 25                     January 1
May 1                             December 26

GREECE
March 2                           April 17                        October 28
March 25                          April 20                        December 25
April 10                          May 1                           January 1
April 13                          June 8                          January 6

HONG KONG
January 28                        May 28                          December 25
April 10                          July 1                          December 28
April 13                          October 1                       January 1
May 1                             October 26

INDIA
February 23                       April 14                        November 2
March 10                          May 1                           December 25
March 11                          September 21                    December 28
April 3                           September 28                    January 26
April 7                           October 2
April 10                          October 19

IRELAND
April 10                          May 4                           December 28
April 13                          June 1                          January 1
May 1                             December 25

ISRAEL
February 10                       April 14                        May 28
March 10                          April 15                        May 29
April 8                           April 28                        July 30
April 9                           April 29                        September 28

ITALY
April 10                          December 24                     January 1
April 13                          December 25
May 1                             December 31

JAPAN
February 11                       May 6                           November 3
March 20                          July 20                         November 23
April 29                          September 21                    December 23
May 3                             September 22                    December 31
May 4                             September 23                    January 1
May 5                             October 12                      January 11

MALAYSIA
February 2                        August 31                       December 18
February 9                        September 21                    December 25
March 9                           September 22                    January 1
May 1                             November 27

MEXICO
February 2                        May 1                           December 12
March 16                          September 16                    December 25
April 9                           November 2                      January 1
April 10                          November 16

NEW ZEALAND
February 6                        June 1                          December 28
April 10                          October 26                      January 1
April 13                          December 25

NETHERLANDS
April 10                          May 1                           January 1
April 13                          December 25

NORWAY
April 9                           May 21                          December 31
April 10                          June 1                          January 1
April 13                          December 24
May 1                             December 25

PORTUGAL
April 10                          May 1                           January 1
April 13                          December 25

SINGAPORE
April 10                          September 21                    December 25
May 1                             November 16                     January 1
August 10                         November 27

SOUTH AFRICA
April 10                          June 16                         December 25
April 13                          August 10                       January 1
April 27                          September 24
May 1                             December 16

SOUTH KOREA
May 1                             October 2                       December 31
May 5                             December 25                     January 1

SPAIN
April 10                          December 24                     January 1
April 13                          December 25
May 1                             December 31

SWEDEN
April 10                          June 19                         January 1
April 13                          December 24                     January 6
May 1                             December 25
May 21                            December 31

SWITZERLAND
April 10                          May 21                          January 1
April 13                          June 1
May 1                             December 25

TAIWAN
January 28                        May 1                           May 29
January 29                        May 28                          January 1
January 30

THAILAND
February 9                        May 5                           December 7
April 6                           May 8                           December 10
April 13                          July 1                          December 31
April 14                          July 7                          January 1
April 15                          August 12
May 1                             October 23

UNITED KINGDOM
April 10                          December 25
April 13                          January 1
May 1

UNITED STATES
February 16                       July 3                          December 25
April 10                          September 7                     January 1
May 25                            November 26                     January 18



                               FEDERAL TAX MATTERS

        This section summarizes some of the main U.S. federal income tax consequences of owning Shares of a Fund. This section is current as of the date of the Prospectus. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker-dealer, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

        This federal income tax summary is based in part on the advice of counsel to the Funds. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review, and has not reached a conclusion with respect to the federal income tax treatment of the assets to be deposited in the Funds. This may not be sufficient for prospective investors to use for the purpose of avoiding penalties under federal tax law.

        As with any investment, prospective investors should seek advice based on their individual circumstances from their own tax advisor.

        The Funds intend to qualify annually and to elect to be treated as a regulated investment company under the Internal Revenue Code (the "Code").

        To qualify for the favorable U.S. federal income tax treatment generally accorded to regulated investment companies, the Funds must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies, or net income derived from interests in certain publicly traded partnerships; (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Funds' assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer generally limited for the purposes of this calculation to an amount not greater than 5% of the value of the Funds' total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. Government securities or the securities of other regulated investment companies) of any one issuer, or two or more issuers which a Fund controls which are engaged in the same, similar or related trades or businesses, or the securities of one or more of certain publicly traded partnerships; and (c) distribute at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of net long-term capital losses) and at least 90% of its net tax-exempt interest income each taxable year.

        As a regulated investment company, the Funds generally will not be subject to U.S. federal income tax on its investment company taxable income (as that term is defined in the Code, but without regard to the deduction for dividends paid) and net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, that it distributes to shareholders. The Funds intend to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gain. If the Funds retain any net capital gain or investment company taxable income, it will generally be subject to federal income tax at regular corporate rates on the amount retained. In addition, amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax unless, generally, the Funds distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that were not distributed during those years. In order to prevent application of the excise tax, the Funds intend to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Funds in October, November or December with a record date in such a month and paid by the Funds during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        If the Funds failed to qualify as a regulated investment company or failed to satisfy the 90% distribution requirement in any taxable year, the Funds would be taxed as an ordinary corporation on its taxable income (even if such income were distributed to its shareholders) and all distributions out of earnings and profits would be taxed to shareholders as ordinary income.

DISTRIBUTIONS

        Dividends paid out of a Fund's investment company taxable income are generally taxable to a shareholder as ordinary income to the extent of the Fund's earnings and profits, whether paid in cash or reinvested in additional shares. However, certain ordinary income distributions received from a Fund may be taxed at capital gains tax rates. In particular, ordinary income dividends received by an individual shareholder from a regulated investment company such as a Fund are generally taxed at the same rates that apply to net capital gain, provided that certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the Fund itself. Dividends received by a Fund from REITs and foreign corporations are qualifying dividends eligible for this lower tax rate only in certain circumstances.

        These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. The Funds will provide notice to its shareholders of the amount of any distributions that may be taken into account as a dividend which is eligible for the capital gains tax rates. The Funds cannot make any guarantees as to the amount of any distribution which will be regarded as a qualifying dividend.

        A corporation that owns Shares generally will not be entitled to the dividends received deduction with respect to many dividends received from a Fund because the dividends received deduction is generally not available for distributions from regulated investment companies. However, certain ordinary income dividends on Shares that are attributable to qualifying dividends received by a Fund from certain domestic corporations may be designated by a Fund as being eligible for the dividends received deduction.

        Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, properly designated as capital gain dividends are taxable to a shareholder as long-term capital gains, regardless of how long the shareholder has held Fund Shares. Shareholders receiving distributions in the form of additional Shares, rather than cash, generally will have a cost basis in each such Share equal to the value of a Share of a Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital which is applied against and reduces the shareholder's basis in his or her Shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her Shares, the excess will be treated by the shareholder as gain from a sale or exchange of the Shares.

        Shareholders will be notified annually as to the U.S. federal income tax status of distributions, and shareholders receiving distributions in the form of additional Shares will receive a report as to the value of those Shares.

SALE OR EXCHANGE OF FUND SHARES

        Upon the sale or other disposition of Shares of a Fund, which a shareholder holds as a capital asset, such a shareholder may realize a capital gain or loss which will be long-term or short-term, depending upon the shareholder's holding period for the Shares. Generally, a shareholder's gain or loss will be a long-term gain or loss if the Shares have been held for more than one year.

        Any loss realized on a sale or exchange will be disallowed to the extent that Shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after disposition of Shares or to the extent that the shareholder, during such period, acquires or enters into an option or contract to acquire, substantially identical stock or securities. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund Shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of long-term capital gain received by the shareholder with respect to such Shares.

TAXES ON PURCHASE AND REDEMPTION OF CREATION UNITS

        If a shareholder exchanges equity securities for Creation Units the shareholder will generally recognize a gain or a loss. The gain or loss will be equal to the difference between the market value of the Creation Units at the time and the shareholder's aggregate basis in the securities surrendered and the Cash Component paid. If a shareholder exchanges Creation Units for equity securities, then the shareholder will generally recognize a gain or loss equal to the difference between the shareholder's basis in the Creation Units and the aggregate market value of the securities received and the Cash Redemption Amount. The Internal Revenue Service, however, may assert that a loss realized upon an exchange of securities for Creation Units or Creation Units for securities cannot be deducted currently under the rules governing "wash sales," or on the basis that there has been no significant change in economic position.

NATURE OF FUND'S INVESTMENTS

        Certain of a Fund's investment practices are subject to special and complex federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iv) cause a Fund to recognize income or gain without a corresponding receipt of cash, (v) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur and (vi) adversely alter the characterization of certain complex financial transactions.

FUTURES CONTRACTS AND OPTIONS

        A Fund's transactions in Futures Contracts and options will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Fund (i.e., may affect whether gains or losses are ordinary or capital, or short-term or long-term), may accelerate recognition of income to a Fund and may defer Fund losses. These rules could, therefore, affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), and (b) may cause a Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement for qualifying to be taxed as a regulated investment company and the 98% distribution requirement for avoiding excise taxes.

INVESTMENTS IN CERTAIN FOREIGN CORPORATIONS

        If a Fund holds an equity interest in any "passive foreign investment companies" ("PFICs"), which are generally certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income, a Fund could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is timely distributed to its Unitholders. A Fund will not be able to pass through to its Unitholders any credit or deduction for such taxes. A Fund may be able to make an election that could ameliorate these adverse tax consequences. In this case, a Fund would recognize as ordinary income any increase in the value of such PFIC shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under this election, a Fund might be required to recognize in a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirement and would be taken into account for purposes of the 4% excise tax (described above). Dividends paid by PFICs will not be treated as qualified dividend income.

BACKUP WITHHOLDING

        A Fund may be required to withhold U.S. federal income tax from all taxable distributions and sale proceeds payable to shareholders who fail to provide a Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. The withholding percentage is 28% until 2011, when the percentage will revert to 31% unless amended by Congress. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. This withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability.

NON-U.S. SHAREHOLDERS

        U.S. taxation of a shareholder who, as to the United States, is a nonresident alien individual, a foreign trust or estate, a foreign corporation or foreign partnership ("non-U.S. shareholder") depends on whether the income of a Fund is "effectively connected" with a U.S. trade or business carried on by the shareholder.

        Income Not Effectively Connected. If the income from a Fund is not "effectively connected" with a U.S. trade or business carried on by the non-U.S. shareholder, distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate), which tax is generally withheld from such distributions.

        Distributions of capital gain dividends and any amounts retained by a Fund which are designated as undistributed capital gains will not be subject to U.S. tax at the rate of 30% (or lower treaty rate) unless the non-U.S. shareholder is a nonresident alien individual and is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements. However, this 30% tax on capital gains of nonresident alien individuals who are physically present in the United States for more than the 182 day period only applies in exceptional cases because any individual present in the United States for more than 182 days during the taxable year is generally treated as a resident for U.S. income tax purposes; in that case, he or she would be subject to U.S. income tax on his or her worldwide income at the graduated rates applicable to U.S. citizens, rather than the 30% U.S. tax. In the case of a non-U.S. shareholder who is a nonresident alien individual, a Fund may be required to withhold U.S. income tax from distributions of net capital gain unless the non-U.S. shareholder certifies his or her non-U.S. status under penalties of perjury or otherwise establishes an exemption. If a non-U.S. shareholder is a nonresident alien individual, any gain such shareholder realizes upon the sale or exchange of such shareholder's shares of a Fund in the United States will ordinarily be exempt from U.S. tax unless the gain is U.S. source income and such shareholder is physically present in the United States for more than 182 days during the taxable year and meets certain other requirements.

        Under the provisions of the American Jobs Creation Act of 2004 (the "2004 Tax Act"), dividends paid by the Funds to shareholders who are nonresident aliens or foreign entities and that are derived from short-term capital gains and qualifying net interest income (including income from original issue discount and market discount), and that are properly designated by the Funds as "interest-related dividends" or "short-term capital gain dividends," will generally not be subject to United States withholding tax, provided that the income would not be subject to federal income tax if earned directly by the foreign shareholder. In addition, pursuant to the 2004 Tax Act, capital gains distributions attributable to gains from U.S. real property interests (including certain U.S. real property holding corporations) will generally be subject to United States withholding tax and will give rise to an obligation on the part of the foreign shareholder to file a United States tax return. The provisions contained in the legislation relating to distributions to shareholders who are nonresident aliens or foreign entities generally would apply to distributions with respect to taxable years of the Funds beginning after December 31, 2004 and before January 1, 2010.

        Income Effectively Connected. If the income from a Fund is "effectively connected" with a U.S. trade or business carried on by a non-U.S. shareholder, then distributions of investment company taxable income and capital gain dividends, any amounts retained by a Fund which are designated as undistributed capital gains and any gains realized upon the sale or exchange of shares of a Fund will be subject to U.S. income tax at the graduated rates applicable to U.S. citizens, residents and domestic corporations. Non-U.S. corporate shareholders may also be subject to the branch profits tax imposed by the Code.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Non-U.S. shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.

OTHER TAXATION

        Fund shareholders may be subject to state, local and foreign taxes on their Fund distributions. Shareholders are advised to consult their own tax advisors with respect to the particular tax consequences to them of an investment in a Fund.


                              DETERMINATION OF NAV

        The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Net Asset Value."

        The per share NAV of a Fund is determined by dividing the total value of the securities and other assets, less liabilities, by the total number of Shares outstanding. Under normal circumstances, daily calculation of the NAV will utilize the last closing price of each security held by a Fund at the close of the market on which such security is principally listed. In determining NAV, portfolio securities for a Fund for which accurate market quotations are readily available will be valued by the Funds' accounting agent as follows:

               (1) Common stocks and other equity securities listed on any national or foreign exchange will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date and at the official closing price for securities listed on NASDAQ(R). If there are no transactions on the valuation day, securities traded principally on an exchange will be valued at the mean between the most recent bid and ask prices.

               (2) Securities traded in the over-the-counter market are valued at their closing bid prices.

               (3) Exchange traded options and Futures Contracts will be valued at the closing price in the market where such contracts are principally traded. Over-the-counter options and Futures Contracts will be valued at their closing bid prices.

               (4) Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges will be valued by calculating the mean between the last bid and asked quotations supplied to a pricing service by certain independent dealers in such contracts.

        In addition, the following types of securities will be valued as follows:

               (1) Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund accounting agent using a pricing service. When price quotes are not available, fair market value is based on prices of comparable securities.

               (2) Fixed income securities maturing within 60 days are valued by the Fund accounting agent on an amortized cost basis.

               (3) Repurchase agreements will be valued as follows. Overnight repurchase agreements will be valued at cost. Term purchase agreements (i.e., those whose maturity exceeds seven days) will be valued by First Trust at the average of the bid quotations obtained daily from at least two recognized dealers.

               (4) Structured Products, including currency-linked notes, credit-linked notes and other similar instruments, will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular structured product and the market rates for similar transactions, the structured product will be valued at its exit price.

               (5) Interest rate swaps and credit default swaps will be valued by the Fund Accounting Agent using a pricing service or quotes provided by the selling dealer or financial institution. When price quotes are not available, fair market value is based on prices of comparable securities. Absent a material difference between the exit price for a particular swap and the market rates for similar transactions, the swap will be valued at its exit price.

        The value of any portfolio security held by a Fund for which market quotations are not readily available will be determined by First Trust in a manner that most fairly reflects fair market value of the security on the valuation date, based on a consideration of all available information.

        Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. The use of fair value pricing by a Fund is governed by valuation procedures adopted by the Board of Trustees and in accordance with the provisions of the 1940 Act. These securities generally include but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of Fund NAV (as may be the case in foreign markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of an issue of securities would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. A variety of factors may be considered in determining the fair value of such securities.

        Valuing the Funds' investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Funds' net asset value and the prices used by the Index, which, in turn, could result in a difference between a Fund's performance and the performance of the Index.

        Because foreign markets may be open on different days than the days during which a shareholder may purchase the Shares of a Fund, the value of a Fund's investments may change on the days when shareholders are not able to purchase the Shares of a Fund.

        The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates in effect at the time of valuation. Any use of a different rate from the rates used by the Index may adversely affect a Fund's ability to track its respective Index.

        A Fund may suspend the right of redemption for the Fund only under the following unusual circumstances: (a) when the NYSE is closed (other than weekends and holidays) or trading is restricted; (b) when trading in the markets normally utilized is restricted, or when an emergency exists as determined by the SEC so that disposal of a Fund's investments or determination of its net assets is not reasonably practicable; or (c) during any period when the SEC may permit.


                           DIVIDENDS AND DISTRIBUTIONS

        The following information supplements and should be read in conjunction with the section in the Prospectus entitled "Dividends, Distributions and Taxes."

        General Policies. Dividends from net investment income of the Select Dividend Index Fund and European Select Dividend Index Fund, if any, are declared and paid quarterly. Dividends from net investment income of the Global Real Estate Index Fund and Global Wind Energy Index Fund, if any, are declared and paid semi-annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of a Fund as a regulated investment company or to avoid imposition of income or excise taxes on undistributed income.

        Dividends and other distributions of Fund Shares are distributed, as described below, on a pro rata basis to Beneficial Owners of such Shares. Dividend payments are made through DTC Participants and Indirect Participants to Beneficial Owners then of record with proceeds received from a Fund.

        Dividend Reinvestment Service. No reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by Beneficial Owners of a Fund for reinvestment of their dividend distributions. Beneficial Owners should contact their brokers in order to determine the availability and costs of the service and the details of participation therein. Brokers may require Beneficial Owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole Shares of a Fund purchased in the secondary market.


                            MISCELLANEOUS INFORMATION

        Counsel. Chapman and Cutler LLP, 111 West Monroe Street, Chicago, Illinois 60603, is counsel to the Trust.

        Independent Registered Public Accounting Firm. Deloitte & Touche LLP, 111 South Wacker Drive, Chicago, Illinois 60606, serves as the Funds' independent registered public accounting firm. The firm audits each Fund's financial statements and performs other related audit services.


                              FINANCIAL STATEMENTS

        The audited financial statements and notes thereto for the Funds, contained in the Annual Report to Shareholders dated September 30, 2008, are incorporated by reference into this Statement of Additional Information and have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report also appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. The Annual Report is available without charge by calling (800) 621-1675 or by visiting the SEC's website at http://www.sec.gov.

                       First Trust Exchange-Traded Fund II
                           PART C - OTHER INFORMATION

ITEM 23.        EXHIBITS

EXHIBIT NO.     DESCRIPTION

     (a)        Declaration of Trust of the Registrant. (1)

     (b)        By-Laws of the Registrant. (1)

     (c) (1) Amended and Restated Establishment and Designation of Series dated June 11, 2007. (2)

                (2) Amended and Restated Establishment and Designation of Series dated July 18, 2007. (5)

                (3) Amended and Restated Establishment and Designation of Series dated May 22, 2008. (8)

                (4) Amended and Restated Establishment and Designation of Series dated September 15, 2008. (10)

                (5) Amended and Restated Establishment and Designation of Series dated January 28, 2009. (11)

     (d)        (1) Investment Management Agreement. (4)

                (2) Expense Reimbursement, Fee Waiver and Recovery Agreement.
                (4)

                (3) Amended Exhibit A of the Investment Management Agreement.
                (8)

                (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (8)

                (5) Amended Exhibit A of the Investment Management Agreement.
                (10)

                (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (10)

                (7) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated January 28, 2009. (11)

     (e)        (1) Distribution Agreement. (4)

                (2) Amended Exhibit A of the Distribution Agreement. (8)

                (3) Amended Exhibit A of the Distribution Agreement. (10)

     (f)        Not Applicable.

     (g) (1) Custody Agreement between the Registrant and The Bank of New York. (4)

                (2) Amended Schedule II of the Custody Agreement. (8)

                (3) Amended Schedule II of the Custody Agreement. (10)

     (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

                (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

                (3) Form of Subscription Agreement. (4)

                (4) Form of Participant Agreement. (4)

                (5) Sublicense Agreement by and among First Trust DJ STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

                (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P. (4)

                (7) Sublicense Agreement by and among the First Trust Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P. (5)

                (8) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc. (4)

                (9) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (5)

                (10) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust Advisors L.P. (5)

                (11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

                (12) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (8)

                (13) Amended Exhibit A of the Transfer Agency Agreement. (8)

                (14) Amended Exhibit A of the Fund Administration and Accounting Agreement. (8)

                (15) Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

                (16) Form of Sub-IOPV Calculation Agreement by and among First Trust Exchange- Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (10)

                (17) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P. (10)

                (18) Amended Exhibit A of the Transfer Agency Agreement. (10)

                (19) Amended Exhibit A of the Fund Administration and Accounting Agreement. (10)

     (i) (1) Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007. (4)

                (2) Opinion and Consent of Bingham McCutchen LLP dated August 30, 2007. (4)

                (3) Opinion and Consent of Chapman and Cutler LLP dated November 20, 2007. (5)

                (4) Opinion and Consent of Bingham McCutchen LLP dated November 20, 2007. (5)

                (5) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2008. (6)

                (6) Opinion and Consent of Chapman and Cutler LLP dated June 18, 2008. (8)

                (7) Opinion and Consent of Bingham McCutchen LLP dated June 18, 2008. (8)

                (8) Opinion and Consent of Chapman and Cutler LLP dated October 9, 2008. (10)

                (9) Opinion and Consent of Bingham McCutchen LLP dated October 9, 2008. (10)

                (10) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2009. (11)

     (j)        Consent of Deloitte & Touche LLP dated January 28, 2009. (11)

     (k)        Not Applicable.

     (l)        Not Applicable.

     (m)        (1) 12b-1 Service Plan. (4)

                (2) Letter Agreement regarding 12b-1 fees dated as of May 1, 2007. (4)

                (3) Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (5)

                (4) Amended Exhibit A of the 12b-1 Service Plan. (8)

                (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (8)

                (6) Amended Exhibit A of the 12b-1 Service Plan. (10)

                (7) Letter Agreement regarding 12b-1 fees dated June 18, 2008.
                (10)

                (8) Letter Agreement regarding 12b-1 fees dated January 28, 2009. (11)

     (n)        Not Applicable.

     (o)        Not Applicable.

     (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

                (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (2)

                (3) First Trust Funds Code of Ethics, amended on May 31, 2006.
                (2)

     (q) (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (7)

                (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark
                R. Bradley to execute the Registration Statement. (8)

                (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

------------------

 (1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007.

 (2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007

 (3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007

 (4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007

 (5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007

 (6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008

 (7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008

 (8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008

 (9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008

(11)   Filed herewith.


ITEM 24.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Not Applicable.


ITEM 25.       INDEMNIFICATION

         Section 9.5 of the Registrant's Declaration of Trust provides as follows:

         Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

         No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

         The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

         To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

         As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.


ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 26 mutual funds, 38 exchange-traded funds and 14 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

         The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

         Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:

NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

James A. Bowen, Managing Director/President                  Managing Director/President, FTP; Chairman of the Board
                                                             of Directors, BondWave LLC and Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director                       Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and Managing        Chief Financial Officer and Managing Director, FTP; Chief
Director                                                     Financial Officer, BondWave LLC and Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and Senior         Senior Vice President, FTP
Vice President

W. Scott Jardine, General Counsel                            General Counsel, FTP; Secretary of BondWave LLC and
                                                             Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel                      Deputy General Counsel, FTP since May 2007; Assistant
                                                             General Counsel, FTP, March 2004 to May 2007

Erin Chapman, Assistant General Counsel                      Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel                  Assistant General Counsel, FTP

John Vasko, Assistant General Counsel                        Assistant General Counsel, FTP, since May 2007; Senior
                                                             Counsel, Michaels and May, October 2006 to May 2007

Pamela Wirt, Assistant General Counsel                       Assistant General Counsel, FTP, since May 2007; Of
                                                             Counsel, Vedder, Price, Kaufman and Kammholz, P.C.,
                                                             February 2006 to January 2007

R. Scott Hall, Managing Director                             Managing Director, FTP

Andrew S. Roggensack, Managing Director                      Managing Director, FTP

Elizabeth H. Bull, Senior Vice President                     Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President                  Senior Vice President, FTP

Jane Doyle, Senior Vice President                            Senior Vice President, FTP

James M. Dykas, Senior Vice President                        Senior Vice President, FTP since April 2007; Vice
                                                             President, FTP from January 2005 to April 2007

Jon C. Erickson, Senior Vice President                       Senior Vice President, FTP




NAME AND POSITION WITH FIRST TRUST                           EMPLOYMENT DURING PAST TWO YEARS

Kenneth N. Hass, Senior Vice President                       Senior Vice President, FTP

Jason T. Henry, Senior Vice President                        Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President                   Senior Vice President, FTP

David G. McGarel, Senior Vice President                      Senior Vice President, FTP

Mitchell Mohr, Senior Vice President                         Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President                  Senior Vice President, FTP

Alan M. Rooney, Senior Vice President                        Senior Vice President, FTP

Roger F. Testin, Senior Vice President                       Senior Vice President, FTP

Kathleen Brown, Chief Compliance Officer                     CCO, FTP since February 2008; CCO, William Blair & Company

James P. Koeneman, Vice President                            Vice President, FTP

Ronda L. Saeli, Vice President                               Vice President, FTP

Kirk Sims, Vice President                                    Vice President, FTP

Walter E. Stubbings, Jr., Vice President                     Vice President, FTP

Richard S. Swiatek, Vice President                           Vice President, FTP

Stan Ueland, Vice President                                  Vice President, FTP

Brad Bradley, Assistant Vice President                       Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President                   Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President                 Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President                    Assistant Vice President, FTP since January 2008; Vice
                                                             President, Van Kampen Asset Management and Morgan Stanley
                                                             Investment Management

Lynae Peays, Assistant Vice President                        Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President                     Assistant Vice President, FTP

John H. Sherren, Assistant Vice President                    Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President                  Assistant Vice President, FTP

ITEM 27.       PRINCIPAL UNDERWRITER

         (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

         (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

The Charger Corporation                    General Partner                       None

Grace Partners of DuPage L.P.              Limited Partner                       None

James A. Bowen                             Managing Director/President           President, Chairman of the Board,
                                                                                 Trustee, Chief Executive Officer

Mark R. Bradley                            Chief Financial Officer; Managing     Treasurer, Chief Financial Officer
                                           Director                              and Chief Accounting Officer

Frank L. Fichera                           Managing Director                     None

Russell J. Graham                          Managing Director                     None

R. Scott Hall                              Managing Director                     None

W. Scott Jardine                           General Counsel                       Chief Compliance Officer and Secretary

Kristi A. Maher                            Deputy General Counsel                Assistant Secretary

Erin Chapman                               Assistant General Counsel             None

Michelle Quintos                           Assistant General Counsel             None

John Vasko                                 Assistant General Counsel             None

Pamela Wirt                                Assistant General Counsel             None

Ronald D. McAlister                        Managing Director                     None

Richard A. Olson                           Managing Director                     None

Andrew S. Roggensack                       Managing Director                     None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Elizabeth H. Bull                          Senior Vice President                 None

Robert F. Carey                            Senior Vice President                 None

Patricia L. Costello                       Senior Vice President                 None

Christopher L. Dixon                       Senior Vice President                 None

Jane Doyle                                 Senior Vice President                 None

James M. Dykas                             Senior Vice President                 Assistant Treasurer

Jon C. Erickson                            Senior Vice President                 None

Kenneth N. Hass                            Senior Vice President                 None

Thomas V. Hendricks                        Senior Vice President                 None

Jason T. Henry                             Senior Vice President                 None

Christian D. Jeppesen                      Senior Vice President                 None

Christopher A. Lagioia                     Senior Vice President                 None

Daniel J. Lindquist                        Senior Vice President                 Vice President

David G. McGarel                           Senior Vice President                 None

Mark R. McHenney                           Senior Vice President                 None

Mitchell Mohr                              Senior Vice President                 None

Paul E. Nelson                             Senior Vice President                 None

Steve R. Nelson                            Senior Vice President                 None

Robert M. Porcellino                       Senior Vice President                 None

Steven R. Ritter                           Senior Vice President                 None

Alan Rooney                                Senior Vice President                 None

Francine Russell                           Senior Vice President                 None

Brad A. Shaffer                            Senior Vice President                 None

Brian Sheehan                              Senior Vice President                 None

James J. Simpson                           Senior Vice President                 None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Andrew C. Subramanian                      Senior Vice President                 None

Mark P. Sullivan                           Senior Vice President                 None

Roger F. Testin                            Senior Vice President                 Vice President

Gregory E. Wearsch                         Senior Vice President                 None

Patrick Woelfel                            Senior Vice President                 None

Kathleen Brown                             Chief Compliance Officer              None

Dan Affetto                                Vice President                        None

Lance Allen                                Vice President                        None

Eric Anderson                              Vice President                        None

Carlos Barbosa                             Vice President                        None

Michael Bean                               Vice President                        None

Rob Biddinger                              Vice President                        None

Mike Britt                                 Vice President                        None

Nathan S. Cassel                           Vice President                        None

Robert E. Christensen                      Vice President                        None

Will Cobb                                  Vice President                        None

Joshua Crosley                             Vice President                        None

Michael Dawson                             Vice President                        None

Michael Durr                               Vice President                        None

Albert K. Davis                            Vice President                        None

Daren J. Davis                             Vice President                        None

Sean Degnan                                Vice President                        None

Robert T. Doak                             Vice President                        None

Joel D. Donley                             Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Brett Egner                                Vice President                        None

Stacy Eppen                                Vice President                        None

Mike Flaherty                              Vice President                        None

Wendy Flaherty                             Vice President                        None

Edward Foley                               Vice President                        None

Don Fuller                                 Vice President                        None

John Gillis                                Vice President                        None

Patrick Good                               Vice President                        None

Matt D. Graham                             Vice President                        None

Matt Griffin                               Vice President                        None

William M. Hannold                         Vice President                        None

Mary Jane Hansen                           Vice President                        None

Vance Hicks                                Vice President                        None

Rick Johnson                               Vice President                        None

Tom Knickerbocker                          Vice President                        None

James P. Koeneman                          Vice President                        None

Thomas E. Kotcher                          Vice President                        None

Daniel Lavin                               Vice President                        None

Michael P. Leyden                          Vice President                        None

Keith L. Litavsky                          Vice President                        None

Stephanie L. Martin                        Vice President                        None

Marty McFadden                             Vice President                        None

Sean Moriarty                              Vice President                        None

John O'Sullivan                            Vice President                        None

David Pagano                               Vice President                        None

Brian K. Penney                            Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Blair R. Peterson                          Vice President                        None

Jason Peterson                             Vice President                        None

Tom Powell                                 Vice President                        None

Marisa Prestigiacomo                       Vice President                        None

Craig Prichard                             Vice President                        None

David A. Rieger                            Vice President                        None

Michael Rogers                             Vice President                        None

Paul Rowe                                  Vice President                        None

James Rowlette                             Vice President                        None

Ronda L. Saeli                             Vice President                        None

Jeffrey M. Samuel                          Vice President                        None

Peter H. Sandford                          Vice President                        None

Timothy Schival                            Vice President                        None

Nim Short                                  Vice President                        None

Kirk Sims                                  Vice President                        None

Edward J. Sistowicz                        Vice President                        None

Jonathan L. Steiner                        Vice President                        None

Eric Stoiber                               Vice President                        None

Walter E. Stubbings, Jr.                   Vice President                        None

Terry Swagerty                             Vice President                        None

Richard S. Swiatek                         Vice President                        None

Brian Taylor                               Vice President                        None

John Taylor                                Vice President                        None

Kerry Tazakine                             Vice President                        None

Timothy Trudo                              Vice President                        None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Stanley Ueland                             Vice President                        Assistant Vice President

Bryan Ulmer                                Vice President                        None

Barbara E. Vinson                          Vice President                        None

Dan Waldron                                Vice President                        None

Christopher Walsh                          Vice President                        None

Jeff Westergaard                           Vice President                        None

Lewin M. Williams                          Vice President                        None

Jeffrey S. Barnum                          Assistant Vice President              None

Toby A. Bohl                               Assistant Vice President              None

Brad Bradley                               Assistant Vice President              None

Katie D. Collins                           Assistant Vice President              None

Michael DeBella                            Assistant Vice President              None

Ann Marie Giudice                          Assistant Vice President              None

Debbie Del Giudice                         Assistant Vice President              None

Chris Fallow                               Assistant Vice President              None

Anita K. Henderson                         Assistant Vice President              None

James V. Huber                             Assistant Vice President              None

Kristen Johanneson                         Assistant Vice President              None

Daniel C. Keller                           Assistant Vice President              None

Coleen D. Lynch                            Assistant Vice President              None

Robert J. Madeja                           Assistant Vice President              None

David M. McCammond-Watts                   Assistant Vice President              None

Michelle Parker                            Assistant Vice President              None

Lynae Peays                                Assistant Vice President              None

Debra K. Scherbring                        Assistant Vice President              None




NAME AND PRINCIPAL                         POSITIONS AND OFFICES                 POSITIONS AND
BUSINESS ADDRESS*                          WITH UNDERWRITER                      OFFICES WITH FUND

Steve Schwarting                           Assistant Vice President              None

Omar Sepulveda                             Assistant Vice President              None

John H. Sherren                            Assistant Vice President              None

Michael S. Stange                          Assistant Vice President              None

Lee Sussman                                Assistant Vice President              None

Christopher J. Thill                       Assistant Vice President              None

Dave Tweeten                               Assistant Vice President              None

Thomas G. Wisnowski                        Assistant Vice President              None

* All addresses are
120 East Liberty Drive,
Wheaton Illinois 60187
unless otherwise noted.


         (c)    Not Applicable.


ITEM 28.       LOCATION OF ACCOUNTS AND RECORDS

         First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

         The Bank of New York Mellon Corporation ("BNYM"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

         BNYM also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.


ITEM 29.       MANAGEMENT SERVICES

         Not Applicable.


ITEM 30.       UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Wheaton, in the State of Illinois, on the 28th day of January, 2009.

                                  FIRST TRUST EXCHANGE-TRADED FUND II



                                  By:  /s/ James A. Bowen
                                       ---------------------------------
                                       James A. Bowen, President


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                                TITLE                                  DATE

                                         Treasurer, Controller and Chief        January 28, 2009
/s/ Mark R. Bradley                      Financial and Accounting Officer
----------------------------------------
    Mark R. Bradley

                                         President, Chief Executive Officer,    January 28, 2009
/s/ James A. Bowen                       Chairman and Trustee
----------------------------------------
    James A. Bowen

                                                  )
*/s/ Richard E. Erickson                 Trustee  )
----------------------------------------          )
    Richard E. Erickson                           )
                                                  )
                                                  )
*/s/ Thomas R. Kadlec                    Trustee  )                             BY: /s/ James A. Bowen
----------------------------------------          )                                 ---------------------
    Thomas R. Kadlec                              )                                 James A. Bowen
                                                  )                                 Attorney-In-Fact
                                                  )                                 January 28, 2009
*/s/ Robert F. Keith                     Trustee  )
----------------------------------------          )
    Robert F. Keith                               )
                                                  )
                                                  )
*/s/ Niel B. Nielson                     Trustee  )
----------------------------------------          )
    Niel B. Nielson                               )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.

                                INDEX TO EXHIBITS


(c)(5)  Amended and Restated Establishment and Designation of Series

(d)(7) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement

(i)(10) Opinion and Consent of Chapman and Cutler LLP

(j)     Consent of Deloitte & Touche LLP

(m)(8)  Letter Agreement regarding 12b-1 fees